As filed with the Securities and Exchange Commission on August 21, 1997

                                Securities Act of 1933 Registration No. 33-42129 Investment Company Act of 1940 File No. 811-6375
================================================================================



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |_|

                      Pre-Effective Amendment No. ____                      |_|


                       Post-Effective Amendment No. 8                       |X|
                                                   ---


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |_|


                              Amendment No. 9                               |X|
                                           ---
                              --------------------

                     STATE STREET RESEARCH PORTFOLIOS, INC.
                     --------------------------------------

               (Exact Name of Registrant as Specified in Charter)

             One Financial Center, Boston, Massachusetts    02111
             --------------------------------------------------------
             (Address of Principal Executive Offices)      (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III
              Executive Vice President, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
             --------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                           Geoffrey R.T. Kenyon, P.C.
                           Goodwin, Procter & Hoar LLP
                   Exchange Place, Boston, Massachusetts 02109

          It is proposed that this filing will become effective under Rule 485:

     |_|  Immediately upon filing pursuant to paragraph (b).


     |X|  On August 25, 1997 pursuant to paragraph (b).


     |_|  60 days after filing pursuant to paragraph (a)(1).

     |_|  On ____________ pursuant to paragraph (a)(1).

     |_|  75 days after filing pursuant to paragraph (a)(2).

     |_|  On ____________ pursuant to paragraph (a)(2).

          If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              --------------------

     The Registrant hereby declares that, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, it has registered an indefinite number of shares of common stock, par value $.001 per share, in the State Street Research International Equity Fund series of the Registrant, which shares are designated as Class A shares, Class B shares, Class C shares and Class D shares of common stock, in such series.

     A Rule 24f-2 Notice for the most recent fiscal year ended October 31, 1996, was filed by the Registrant on or about December 20, 1996 with respect to such shares.

================================================================================

                             CROSS REFERENCE SHEET

                            Pursuant to Rule 481(a)

                                     Part A
                                     ------


                                 CAPTION OR LOCATION IN
                                 PROSPECTUS FOR STATE
                                 STREET RESEARCH
FORM N-1A ITEM NO.               INTERNATIONAL EQUITY FUND
------------------------------   ----------------------------------
1.  Cover Page ...............   Same

2.  Synopsis .................   Table of Expenses

3.  Condensed Financial          Financial Highlights;
    Information ..............   Calculation of Performance
                                 Data

4.  General Description          The Fund's Investments; Risk
    of Registrant ............   Factors; Limiting Investment
                                 Risk; The Fund and Its Shares



5.  Management of the            Management of the Fund;
    Fund .....................   Purchase of Shares

5A. Management's                 [To be included
    Discussion                   in Financial
    of Fund Performance ......   Statements]

6.  Capital Stock and            Shareholder Services; The
    Other Securities .........   Fund and Its Shares;
                                 Management of the
                                 Fund; Dividends
                                 and Distributions; Taxes

7.  Purchase of
    Securities Being             Purchase of Shares;
    Offered ..................   Shareholder Services

8.  Redemption or                Redemption of Shares;
    Repurchase ...............   Shareholder Services

9.  Legal Proceedings ........   Not Applicable

                                     Part B
                                     ------


                                 CAPTION OR LOCATION IN
                                 PROSPECTUS FOR STATE
                                 STREET RESEARCH
FORM N-1A ITEM NO.               INTERNATIONAL EQUITY FUND
------------------------------   ----------------------------------
10. Cover Page ...............   Same

11. Table of Contents ........   Same

12. General Information
    and History ..............   Not Applicable

13. Investment                   Investment Policies and
    Objectives                   Restrictions; Additional
    and Policies .............   Information Concerning Certain
                                 Investment Techniques;
                                 Debt Securities Ratings;
                                 Portfolio Transactions


14. Management of the
    Registrant ...............   Directors and Officers

15. Control Persons and
    Principal Holders of
    Securities ...............   Directors and Officers

16. Investment                   Investment Advisory Services;
    Advisory and                 Custodian; Independent
    Other Services ...........   Accountants; Distribution of
                                 Shares of the Fund


17. Brokerage
    Allocation ...............   Portfolio Transactions

18. Capital Stock and            Not Applicable (Description in
    Other Securities .........   Prospectus)

19. Purchase, Redemption
    and Pricing of
    Securities Being             Purchase and Redemption of Shares;
    Offered ..................   Net Asset Value

20. Tax Status ...............   Certain Tax Matters

21. Underwriters .............   Distribution of Shares of the
                                 Fund

                                 CAPTION OR LOCATION IN
                                 PROSPECTUS FOR STATE
                                 STREET RESEARCH
FORM N-1A ITEM NO.               INTERNATIONAL EQUITY FUND
------------------------------   ----------------------------------
22. Calculation of
    Performance
    Data .....................   Calculation of Performance Data

23. Financial
    Statements ...............   Financial Statements

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
Prospectus--August 25, 1997

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND (the "Fund"), seeks to achieve long-term growth of capital by investing primarily in common stock and equity-related securities of non-U.S. companies. Current income is not a specific prerequisite in the selection of portfolio securities.

     Management will measure growth in connection with the Fund in U.S.
dollars.

     The Fund is a diversified series of State Street Research Portfolios, Inc. ("Portfolios"), an open-end management investment company.

     State Street Research & Management Company serves as the investment adviser for the Fund (the "Investment Manager"). State Street Research Investment Services, Inc. serves as the distributor for the Fund (the "Distributor"). GFM International Investors Limited ("GFM" or "Sub-Investment Manager") serves as the sub-investment adviser of the Fund. As of June 30, 1997, the Investment Manager had assets of approximately $45.4 billion under management. As of the same date, the Sub-Investment Manager had assets of approximately $911.2 million under management.

     Shareholders may redeem their shares directly from the Fund at net asset value less the applicable contingent deferred sales charge, if any; redemptions processed through securities dealers may be subject to processing charges.

     There are risks in any investment program, including the risk of changing economic and market conditions, and there is no assurance that the Fund will achieve its investment objective. The net asset value of a share of the Fund will fluctuate as market conditions change.



Table of Contents                                                           Page
--------------------------------------------------------------------------------


Table of Expenses  ........................................................  2
Financial Highlights.......................................................  4
The Fund's Investments    .................................................  6
Risk Factors   ............................................................ 12
Limiting Investment Risk   ................................................ 13
Purchase of Shares   ...................................................... 14
Redemption of Shares  ..................................................... 22
Shareholder Services  ..................................................... 24
The Fund and Its Shares  .................................................. 28
Management of the Fund    ................................................. 29
Dividends and Distributions; Taxes ........................................ 29
Calculation of Performance Data ........................................... 30
--------------------------------------------------------------------------------






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

     This Prospectus sets forth concisely the information a prospective investor ought to know about the Fund before investing. It should be retained for future reference. A Statement of Additional Information about the Fund dated August 25, 1997 has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It is available, at no charge, upon request to the Fund at the address indicated on the back cover or by calling 1-800-562-0032.
     The Fund offers four classes of shares which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class D shares).

     Class A shares are subject to (i) an initial sales charge of up to 4.5%
and (ii) an annual service fee of 0.25% of the average daily net asset value of the Class A shares.
     Class B shares are subject (i) to a contingent deferred sales charge (declining from 5% to 2%), which will be imposed on most redemptions made within five years of purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of these shares. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after purchase. No contingent deferred sales charge applies after the fifth year following the purchase of Class B shares.
     Class C shares are offered only to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees.
     Class D shares are subject to (i) a contingent deferred sales charge of 1% if redeemed within one year following purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of these shares.
Table of Expenses
--------------------------------------------------------------------------------



                                                              Class A         Class B        Class C        Class D
                                                            --------------   ------------   ------------   ------------
Shareholder Transaction Expenses(1)
  Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price) ..................         4.5%            None           None           None
  Maximum Deferred Sales Charge (as a percentage
   of net asset value at time of purchase or
   redemption, whichever is lower)  .....................      None(2)              5%           None             1%
  Maximum Sales Charge Imposed on Reinvested
   Dividends (as a percentage of offering price)   ......         None            None           None           None
  Redemption Fees (as a percentage of amount
   redeemed, if applicable)   ...........................         None            None           None           None
  Exchange Fee    .......................................         None            None           None           None
Annual Fund Operating Expenses (as a percentage of
 average net assets)
  Management Fee  .......................................        0.95%           0.95%          0.95%          0.95%
  12b-1 Fees   ..........................................        0.25%           1.00%           None          1.00%
  Other Expenses  .......................................        1.17%           1.17%          1.17%          1.17%
    Less Voluntary Reduction  ...........................       (0.47%)         (0.47%)        (0.47%)        (0.47%)
                                                                -------         -------        -------        -------
      Total Fund Operating Expenses (after
       voluntary reduction)   ...........................        1.90%           2.65%          1.65%          2.65%
                                                                =======         =======        =======        =======


------------
(1) Reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge declines thereafter, and no contingent deferred sales charge is imposed after the fifth year. Class D shares are subject to a 1% contin-
  gent deferred sales charge on any portion of the purchase redeemed within one year of the sale. Long-term investors in Class A, Class B or Class D shares may, over a period of years, pay more than the economic equivalent of the maximum sales charge permissible under applicable rules. See "Purchase of Shares."


(2) Purchases of Class A shares of $1 million or more are not subject to a sales charge. If such shares are redeemed within 12 months of purchase, a contingent deferred sales charge of 1% will be applied to the redemption. See "Purchase of Shares."

Example:


You would pay the following expenses on a $1,000 investment including, for Class A shares, the maximum applicable initial sales charge and assuming (1) 5% annual return and (2) redemption of the entire investment at the end of each time period:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
  Class A shares    .........    63           102         143       257
  Class B shares (1)   ......    77           112         161       280
  Class C shares    .........    17            52          90       195
  Class D shares    .........    37            82         141       298

You would pay the following expenses on the same investment, assuming no redemption:

                                1 Year     3 Years     5 Years     10 Years
                                ------     -------     -------     --------
  Class B shares (1)   ......    27          82         141         280
  Class D shares    .........    27          82         141         298


------------
(1) Ten-year figure assumes conversion of Class B shares to Class A shares at the end of eight years.

The example should not be considered as a representation of past or future return or expenses. Actual return or expenses may be greater or less than shown.

     The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The percentage expense levels shown in the table above are based on experience with expenses for the fiscal year ended October 31, 1996; actual expense levels for the current fiscal year and future years may vary from the amounts shown. The table does not reflect charges for optional services elected by certain shareholders, such as the $7.50 fee for remittance of redemption proceeds by wire. For further information on sales charges, see "Purchase of Shares--Alternative Purchase Program"; for further information on management fees, see "Management of the Funds"; and for further information on 12b-1 fees, see "Purchase of Shares--Distribution Plan."


     The Fund has been advised that the Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. For the fiscal year ended October 31, 1996, Total Fund Operating Expenses as a percentage of average net assets of Class A, Class B, Class C and Class D shares, respectively, would have been 2.36%, 3.11%, 2.12%, and 3.11% in the absence of the voluntary assumption of fees or expenses by the Distributor or its affiliates. Such assumption of fees or expenses, as a percentage of average net assets, amounted to 0.46%, 0.46%, 0.47% and 0.46% of the Class A, Class B, Class C and Class D, respectively. The amount of fees or expenses assumed during the fiscal year ended October 31, 1996 differed among classes because of fluctuating relative levels of assets in each class and expenses before reimbursement which may not be constant over time. The Fund expects the subsidization of fees or expenses to continue in the current year, although it cannot give complete assurance that such assistance will be received.

Financial Highlights


The data set forth below has been audited by Deloitte & Touche LLP, independent accountants, and their reports thereon are included in the Statement of Additional Information. For further information about the performance of the Funds, see "Financial Statements" in the Statement of Additional Information.

                                                                                Class A
                                                                           -----------------
                                                                           Six months ended
                                                                           April 30, 1997***
                                                                           -----------------
Net asset value, beginning of period                                          $  9.22
                                                                              -------
Net investment loss*                                                            (0.03)
Net realized and unrealized gain (loss) on investments and foreign currency      0.26
                                                                              -------
 Total from investment operations                                                0.23
                                                                              -------
Distribution from net realized gains                                               --
                                                                              -------
 Total distributions                                                               --
                                                                              -------
Net asset value, end of period                                                $  9.45
                                                                              =======
Total return                                                                     2.49%++
Net assets at end of period (000s)                                            $18,216
Ratio of operating expenses to average net assets*                               1.90%[dbldag]
Ratio of net investment loss to average net assets*                             (0.56)%[dbldag]
Portfolio turnover rate                                                         89.95%
Average commission rate@                                                      $0.0107
------------
*Reflects voluntary assumption of fees or expenses per share in each period   $  0.03



                                                                                   Year ended October 31
                                                                                  -----------------------
                                                                                  1996***         1995***
                                                                                  -------        --------
Net asset value, beginning of period                                              $  9.34        $  10.98
                                                                                  --------       --------
Net investment loss*                                                                (0.04)          (0.08)
Net realized and unrealized gain (loss) on investments and foreign currency         (0.08)          (1.04)
                                                                                  --------       --------
 Total from investment operations                                                   (0.12)          (1.12)
                                                                                  --------       --------
Distribution from net realized gains                                                   --           (0.52)
                                                                                  --------       --------
 Total distributions                                                                   --           (0.52)
                                                                                  --------       --------
Net asset value, end of period                                                    $  9.22        $   9.34
                                                                                  ========       ========
Total return                                                                        (1.28)%+       (10.38)%+
Net assets at end of period (000s)                                                $21,116        $$22,497
Ratio of operating expenses to average net assets*                                   1.90%           1.90%
Ratio of net investment loss to average net assets*                                 (0.37)%         (0.82)%
Portfolio turnover rate                                                            132.36%         100.68%
Average commission rate@                                                          $0.0069              --
------------
*Reflects voluntary assumption of fees or expenses per share in each period       $  0.05        $   0.06



                                                                               1994**
                                                                              -------
Net asset value, beginning of period                                          $ 10.54
                                                                              -------
Net investment loss*                                                            (0.04)
Net realized and unrealized gain (loss) on investments and foreign currency      0.48
                                                                              -------
 Total from investment operations                                                0.44
                                                                              -------
Distribution from net realized gains                                               --
                                                                              -------
 Total distributions                                                               --
                                                                              -------
Net asset value, end of period                                                $ 10.98
                                                                              =======
Total return                                                                     4.17%++
Net assets at end of period (000s)                                            $22,579
Ratio of operating expenses to average net assets*                               1.90%[dbldag]
Ratio of net investment loss to average net assets*                             (0.87)%[dbldag]
Portfolio turnover rate                                                         80.60%
Average commission rate@                                                           --
------------
*Reflects voluntary assumption of fees or expenses per share in each period   $  0.03


                                                                                         Class B
                                                                           --------------------------------
                                                                                                 Year ended
                                                                                                 October 31
                                                                           Six months ended      ----------
                                                                           April 30, 1997***       1996***
                                                                           -----------------     ----------
Net asset value, beginning of period                                            $  9.04            $  9.22
                                                                                -------            -------
Net investment loss*                                                              (0.06)             (0.11)
Net realized and unrealized gain (loss) on investments and foreign currency        0.25              (0.07)
                                                                                -------            -------
 Total from investment operations                                                  0.19              (0.18)
                                                                                -------            -------
Distribution from net realized gains                                                 --                 --
                                                                                -------            -------
 Total distributions                                                                 --                 --
                                                                                -------            -------
Net asset value, end of period                                                  $  9.23            $  9.04
                                                                                =======            =======
Total return                                                                       2.10%++           (1.95)%+
Net assets at end of period (000s)                                              $24,363            $28,971
Ratio of operating expenses to average net assets*                                 2.65%[dbldag]      2.65%
Ratio of net investment loss to average net assets*                               (1.32)%[dbldag]    (1.13)%
Portfolio turnover rate                                                           89.95%            132.36%
Average commission rate@                                                        $0.0107            $0.0069
------------
 * Reflects voluntary assumption of fees or expenses per share in each period   $  0.03            $  0.05



                                                                               Year ended October 31
                                                                               ---------------------
                                                                                1995***     1994**
                                                                                -------     -------
Net asset value, beginning of period                                            $ 10.93     $ 10.54
                                                                                -------     -------
Net investment loss*                                                              (0.15)      (0.06)
Net realized and unrealized gain (loss) on investments and foreign currency       (1.04)       0.45
                                                                                -------     -------
 Total from investment operations                                                 (1.19)       0.39
                                                                                -------     -------
Distribution from net realized gains                                              (0.52)         --
                                                                                -------     -------
 Total distributions                                                              (0.52)         --
                                                                                -------     -------
Net asset value, end of period                                                  $  9.22     $ 10.93
                                                                                =======     =======
Total return                                                                     (11.09)%+     3.70%++
Net assets at end of period (000s)                                              $27,614     $18,904
Ratio of operating expenses to average net assets*                                 2.65%       2.65%[dbldag]
Ratio of net investment loss to average net assets*                               (1.54)%     (1.61)%[dbldag]
Portfolio turnover rate                                                          100.68%      80.60%
Average commission rate@                                                             --          --
------------
 * Reflects voluntary assumption of fees or expenses per share in each period   $  0.06     $  0.03


      ** March 1, 1994 (commencement of share class designations) to October 31,
         1994.
     *** Per-share figures have been calculated using the average shares method.
[dbldag] Annualized.
       + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
      ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
       @ Average commission rate per share paid for security trades for fiscal years beginning on or after November 1, 1995.

                                                                          Class C
                                                               -----------------------------
                                                                                  Year ended
                                                                                  October 31
                                                               Six months ended   ----------
                                                               April 30, 1997***    1996***
                                                               -----------------  ----------
Net asset value, beginning of period                           $  9.29            $  9.39
                                                               -------            -------
Net investment income (loss)*                                    (0.01)             (0.02)
Net realized and unrealized gain (loss) on investments
 and foreign currency                                             0.26              (0.08)
                                                               -------            -------
 Total from investment operations                                 0.25              (0.10)
                                                               -------            -------
Dividends from net investment income                                --                 --
Distributions from net realized gains                               --                 --
                                                               -------            -------
 Total distributions                                                --                 --
                                                               -------            -------
Net asset value, end of period                                 $  9.54            $  9.29
                                                               =======            =======
Total return                                                      2.69%++           (1.06)%+
Net assets at end of period (000s)                             $22,997            $26,649
Ratio of operating expenses to average net assets*                1.65%[dbldag]      1.65%
Ratio of net investment income (loss) to average net assets*     (0.31)%[dbldag]    (0.16)%
Portfolio turnover rate                                          89.95%            132.36%
Average commission rate@                                       $0.0107            $0.0069
------------
*Reflects voluntary assumption of fees or expenses per
 share in each period                                          $  0.03            $  0.05



                                                                       Year ended October 31
                                                               -------------------------------------------------
                                                               1995***          1994        1993        1992****
                                                               -------        -------      -------      --------
Net asset value, beginning of period                           $ 11.01        $  9.56      $  6.50      $  7.40
                                                               -------        -------      -------           --
Net investment income (loss)*                                    (0.05)         (0.07)       (0.02)        0.04
Net realized and unrealized gain (loss) on investments
 and foreign currency                                            (1.05)          2.09         3.17        (0.94)
                                                               -------        -------      -------            --
 Total from investment operations                                (1.10)          2.02         3.15        (0.90)
                                                               -------        -------      -------           --
Dividends from net investment income                                --          (0.05)       (0.04)          --
Distributions from net realized gains                            (0.52)         (0.52)       (0.05)          --
                                                               -------        -------      -------           --
 Total distributions                                             (0.52)         (0.57)       (0.09)          --
                                                               -------        -------      -------           --
Net asset value, end of period                                 $  9.39        $ 11.01      $  9.56      $  6.50
                                                               =======        =======      =======      =======
Total return                                                    (10.16)%+       22.73%+      48.95%+     (12.16)%++
Net assets at end of period (000s)                             $33,883        $54,631      $27,767      $10,418
Ratio of operating expenses to average net assets*                1.65%          1.65%        1.65%        1.65%[dbldag]
Ratio of net investment income (loss) to average net assets*     (0.51)%        (0.75)%      (0.37)%       0.79%[dbldag]
Portfolio turnover rate                                         100.68%         80.60%      116.12%       77.83%
Average commission rate@                                            --             --           --           --
------------
*Reflects voluntary assumption of fees or expenses per
 share in each period                                          $  0.06        $  0.05      $  0.08      $  0.10

                                                                                         Class D
                                                                              -----------------------------
                                                                                                   Year ended
                                                                                                   October 31
                                                                              Six months ended     ----------
                                                                              April 30, 1997***      1996***
                                                                              -----------------    ----------
Net asset value, beginning of period                                          $  9.03              $  9.22
                                                                              -------              -------
Net investment loss*                                                            (0.06)               (0.11)
Net realized and unrealized gain (loss) on investments and foreign currency      0.25                (0.08)
                                                                              -------              -------
 Total from investment operations                                                0.19                (0.19)
                                                                              -------              -------
Distribution from net realized gains                                               --                   --
                                                                              -------              -------
 Total distributions                                                               --                   --
                                                                              -------              -------
Net asset value, end of period                                                $  9.22              $  9.03
                                                                              =======              =======
Total return                                                                     2.10%++             (2.06)%+
Net assets at end of period (000s)                                            $ 3,517              $ 5,324
Ratio of operating expenses to average net assets*                               2.65%[dbldag]        2.65%
Ratio of net investment loss to average net assets*                             (1.36)%[dbldag]      (1.10)%
Portfolio turnover rate                                                         89.95%              132.36%
Average commission rate@                                                      $0.0107              $0.0069
------------
*Reflects voluntary assumption of fees or expenses per share in each period   $  0.03              $  0.05



                                                                             Year ended October 31
                                                                             ---------------------
                                                                              1995***     1994**
                                                                              --------    ------
Net asset value, beginning of period                                          $ 10.93     $10.54
                                                                              -------     ------
Net investment loss*                                                            (0.15)     (0.07)
Net realized and unrealized gain (loss) on investments and foreign currency     (1.04)      0.46
                                                                              -------     ------
 Total from investment operations                                               (1.19)      0.39
                                                                              -------     ------
Distribution from net realized gains                                            (0.52)        --
                                                                              -------     ------
 Total distributions                                                            (0.52)        --
                                                                              -------     ------
Net asset value, end of period                                                $  9.22     $10.93
                                                                              =======     ======
Total return                                                                   (11.09)%+    3.70%++
Net assets at end of period (000s)                                            $ 5,674     $2,134
Ratio of operating expenses to average net assets*                               2.65%      2.65%[dbldag]
Ratio of net investment loss to average net assets*                             (1.55)%    (1.62)%[dbldag]
Portfolio turnover rate                                                        100.68%     80.60%
Average commission rate@                                                           --         --
------------
*Reflects voluntary assumption of fees or expenses per share in each period   $  0.06     $ 0.03

      ** March 1, 1994 (commencement of share class designations) to October 31,
         1994.

     *** Per-share figures have been calculated using the average shares method.

    **** January 22, 1992 (commencement of operations) to October 31, 1992.

[dbldag] Annualized.

       + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

      ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

       @ Average commission rate per share paid for security trades for fiscal years beginning on or after November 1, 1995.

The Fund's Investments

The investment objective of the Fund is to achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies. Non-U.S. companies for these purposes are companies domiciled outside the United States. Equity-related securities in which the Fund may invest are: preferred stocks, securities convertible into or exchangeable for common stocks and warrants. Current income is not a specific prerequisite in the selection of securities. The performance of the Fund is measured in U.S. dollars. These investment objectives and policies are not fundamental and may be changed by the Board of Directors without shareholder approval. If the Directors should determine that a change in the investment objective of the Fund is in the best interests of the Fund and its shareholders, the Fund will provide shareholders with advance written notice of the change so that each shareholder will have an opportunity to consider whether the Fund continues to be an appropriate investment in light of his or her then current needs and financial position.

     To achieve its objective, the Fund, under normal circumstances, invests at least 65% of its net assets in common stocks and equity-related securities of non-U.S. companies which GFM believes to be either trading at a discount to fair value or having attractive long-term prospects for growth of capital. Under normal circumstances, the Fund has at least three different countries represented in its portfolio. The Fund may also invest its net assets in common stocks and equity-related securities of emerging growth companies that GFM expects will achieve above-average long-term earnings growth. Generally, investments in smaller capitalization companies will be limited to no more than 5% of the Fund's net assets. See "Foreign Securities" below for information concerning emerging growth companies.

     The common stocks and equity-related securities purchased by the Fund generally are traded on a non-U.S. stock exchange or on an established over-the-counter market outside the United States. The Fund may invest in common stocks and equity-related securities of non-U.S. companies through the purchase of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and International Depositary Receipts ("IDRs"). See "Foreign Securities" below for information concerning ADRs, EDRs and IDRs.

     Although the Fund is primarily invested in common stocks and equity-related securities of non-U.S. companies, it may invest up to 35% of its net assets in (i) high and medium quality debt securities of domestic and non-U.S. issuers rated at least Baa or its equivalent by a nationally recognized securities rating organization ("NRSRO") or, if unrated, of comparable investment quality as determined by GFM and (ii) high-quality domestic and non-U.S. money market instruments, including repurchase agreements with non-U.S. banks and broker-dealers and "synthetic" money market positions. Generally, debt securities rated Baa have speculative elements as well as investment grade characteristics. These speculative features include a lack of protective elements or a characteristically unreliability of such elements over any great length of time which would threaten the ability to make interest and principal payments. See "Other Investment Practices" for information concerning repurchase agreements and synthetic money market positions. See the Statement of Additional Information for a description of the debt ratings of Moody's Investor Services, Inc. and Standard & Poor's Ratings Group.

     Under normal market and economic conditions, the Fund invests primarily in non-U.S. securities. Nevertheless, if in GFM's view, current or anticipated political, market, or economic conditions warrant, the Fund may for temporary defensive purposes invest in domestic money market instruments, debt securities, and equity securities without limitation. During those time periods when the Fund has assumed a temporary defensive position, the Fund will not be pursuing its investment objective.

     The Fund intends to invest in a number of companies and countries. The Fund also has no set limits related to the geography of its investments and expects to invest in companies located in Europe, the Pacific Basin, and Latin America. Direct European investments are primarily in Western European countries, direct Latin American investments are primarily in Mexico and direct Pacific Basin investments are primarily in Australia, China, Hong Kong, Japan, Indonesia, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. Additionally, the Fund may make investments in companies, such as those located in Canada, which have operations in developing or emerging economies. The Fund may also invest indirectly in non-U.S. securities in other geographical areas through the purchase of ADRs. See "Foreign Securities" below for more information concerning ADRs. When allocating investments among geographic regions and individual countries, GFM considers various factors, such as: prospects for relative economic growth among countries, regions or geographic areas; expected levels of inflation; government policies influencing business conditions; and the outlook for currency relationships.


Foreign Securities

Emerging Growth Companies

Investment in the securities of emerging growth companies involves greater risk than investment in more established companies. Such risks include the fact that securities of emerging growth companies may be subject to more abrupt or erratic market movements than more established companies or the market generally. Also, these companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.


ADRs, EDRs and IDRs

ADRs are U.S. dollar-denominated certificates issued by U.S. banks or trust companies and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank. EDRs and IDRs are receipts issued in Europe, generally by non-U.S. banks or trust companies, that evidence ownership of non-U.S. securities. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and IDRs are traded on non-U.S. exchanges or in non-U.S. over-the-counter markets and, generally, are in bearer form. Investment in ADRs has certain advantages over direct investment in the underlying non-U.S. securities because (i) ADRs are U.S. dollar-denominated investments which are registered domestically, easily transferable, and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to the same auditing, accounting, and financial reporting standards as domestic issuers. There may be less information concerning foreign issuers whose securities are represented by ADRs that are sponsored by U.S. banks or trust companies rather than by the issuers themselves ("unsponsored ADRs").


Restricted Securities
The Fund may invest in equity securities restricted as to resale which could become illiquid. Some restricted securities can be resold pursuant to Rule 144A under the Securities Act of 1933, which allows for the resale of certain restricted securities among qualified institutional buyers. However, the Fund will not invest more than 15% of its total assets in illiquid investments, which includes securities for which there is no readily available market. The Board of Directors may adopt guidelines and delegate to GFM the daily function of determining and monitoring the liquidity of Rule 144A securities. Because the market for Rule 144A securities is still developing, even restricted securities resalable pursuant to the rule can be illiquid, however. See the Statement of Additional Information.


Foreign Government Debt

The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers. These obligations may or may not be supported by the full faith and credit of a foreign government. The Fund will invest in foreign government securities of issuers considered stable by GFM, based on its analysis of factors such as general political or economic conditions relating to the government and the likelihood of expropriation, nationalization, freezes or confiscation of private property. GFM does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.


Supranational Debt
Supranational debt may be denominated in U.S. dollars, a foreign currency or a multi-national currency unit. Examples of supranational entities include

World Bank, the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.


Foreign Currency Units

The Fund may invest in securities denominated in a multi-national currency unit. An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"), which is a "basket" consisting of specified amounts of the currencies of the member states of the European Community, a Western European economic cooperative organization that includes France, Germany, The Netherlands and the United Kingdom. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. GFM does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, in particular, issue ECU-denominated obligations. The Fund may invest in securities denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, the Fund may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.



Bank Money Market Instruments
Bank money market instruments may be Eurodollar obligations issued by foreign banks or by foreign branches or subsidiaries of U.S. banks or Yankeedollar obligations issued by U.S. branches or subsidiaries of foreign banks. Eurodollar and Yankeedollar obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation.
Other Investment Practices


Currency Exchange Transactions
The Fund intends to invest in securities denominated in currencies other than the U.S. dollar, may temporarily hold funds in bank deposits or money market investments denominated in non-U.S. currencies, and may receive interest, dividends, and sale proceeds in non-U.S. currencies. As a result, the Fund will engage in currency exchange transactions to convert currencies to or from U.S. dollars. These currency transactions may be on a spot (e.g., cash) basis at the spot rate prevailing in the non-U.S. exchange market. To reduce risks associated with currency fluctuations, the Fund may also enter into forward foreign currency exchange contracts to purchase or sell selected currencies, may write covered put and call options on selected currencies, may purchase put or call options on selected currencies, may sell or purchase currency futures contracts, and may sell or purchase put or call options on currency futures contracts. Such transactions will be used for hedging purposes, but in no event for speculation.


Writing Covered Put and Call Options and Purchasing Put and Call Options

In order to earn additional income or as a hedge against or to minimize anticipated declines in the value of its securities, the Fund may write (sell) covered call options on securities and stock indices and may purchase call options to close out covered call options previously entered into. In addition, to earn additional income, the Fund may write covered put options on securities and stock indices and may purchase put options to close out such covered put options previously written. The Fund also may write covered call and covered put options on currencies and may purchase call and put options to close out covered put and covered call options previously written. The Fund may write covered call and covered put options on currencies to hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities held or to be purchased are denominated or to earn additional income for the Fund. These transactions may be done for hedging purposes and also to earn additional income. These transactions involve greater risk than other hedging transactions.

     As a general matter, a call option gives the holder (purchaser) the right to buy and obligates the writer (seller) to sell, in return for a premium paid, the underlying security or currency at the exercise price during the option period. As a general matter, a put option gives the holder (purchaser) the right to sell and obligates the writer (seller) to purchase, in return for a premium paid, the underlying security or currency at the exercise price during the option period. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security. The Fund will write covered call options only with respect to equity securities, bonds, and stock and bond indices which correlate with its portfolio securities and the Fund may write covered put and covered call options only on currencies that correlate with its investments. The Fund will write only covered options that are listed on recognized securities exchanges.

     The Fund may also purchase put and call options with respect to securities and indices that correlate with its particular securities, and the Fund may also purchase put and call options on currencies that correlate with its investment. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities, or the currencies in which its securities are denominated. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, the Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index. The Fund may purchase call options in order to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, the Fund obtains the right to purchase the underlying security or currency at the exercise price at any time during the option period. With respect to options on an index, the holder of a call option obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.

     Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the security or currency subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options--the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options--the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options--possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale of index options will depend upon the extent to which price movements in the portion of the securities portfolios being hedged correlate with price movements in the selected index. Perfect correlation may not be possible because the securities held or to be acquired by the Fund may not exactly match the composition of the index on which options are written. If the forecasts of GFM regarding movements in securities prices, interest rates or exchange rates are incorrect, the Fund's investment results may have been better without the hedge. A more thorough description of these investment practices, their associated risks and the covering of certain of these obligations by depositing cash and other liquid assets in a segregated account is contained in the Statement of Additional Information.

Futures Contracts and Options on Futures Contracts

The Fund may purchase and sell futures contracts on debt securities and indices of debt securities (i.e. interest rate futures contracts) as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes or as an efficient means to adjust its exposure to the bond market. The Fund may, where appropriate, enter into stock index futures contracts to provide a hedge for a portion of the Fund's equity holdings. Stock index futures contracts may be used as a way to implement either an increase or decrease in portfolio exposure to the equity markets in response to changing market conditions. The Fund may also purchase and sell currency futures contracts as a hedge to protect against anticipated changes in currency rates or as an efficient means to adjust its exposure to the currency market. The Fund may also write (sell) covered call options on futures contracts, purchase put and call options on futures contracts of the type which the Fund is permitted to purchase or sell, and may enter into closing transactions with respect to such options on futures contracts purchased or sold. The Fund may also write covered put options on futures contracts and may enter into closing transactions with respect to such options on futures contracts. When the Fund purchases a futures contract, or writes a put option or purchases a call option thereon, an amount of cash and liquid assets will be deposited in a segregated account with Portfolios' custodian so that the segregated amount, plus the amount of initial margin deposits held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of the futures is unleveraged. The Fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a recognized futures exchange. The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such derivative positions for nonhedging purposes would exceed 5% of the value of its total assets; provided, however, that in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation; similar policies apply to options which are not commodities.

     The use of futures contracts by the Fund entails certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of a Fund's income due to the use of hedging; possible reduction in value of both the security or currency hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the security or currency being hedged; and potential losses in excess of the amount initially invested in futures contracts themselves. If the expectations of GFM regarding movements in securities prices, interest rates or exchange rates are incorrect, the Fund may have experienced better investment results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities. A further discussion of futures contracts and their associated risks is contained in the Statement of Additional Information.


Securities Purchased on "When-Issued" or "Forward Commitment" Basis

These transactions, which are made directly with another party, involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (ordinarily within ten days, although in some countries settlement may be as much as a month or two later). These transactions allow the Fund to lock in an attractive price or yield on a security the Fund owns or intends to purchase, regardless of future changes in interest rates. The Fund bears the risk, however, that the particular securities may decline in value between the trade and settlement dates. After the Fund enters into an agreement to purchase a security, however, no income will accrue to the Fund until delivery of the security. These transactions could be viewed as a form of borrowing by the Fund and are, therefore, subject to the Fund's restrictions with respect to borrowing generally. To ensure against the risk that the Fund will have insufficient assets to effect transactions subject to such commitments, cash and other liquid assets equal in value to the specified transaction price will be maintained in a segregated account on behalf of the Fund.

Repurchase Agreements
The Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities. Under such agreements, the bank or primary dealer agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In effect, a repurchase agreement may be seen as a loan made by the Fund to the bank or dealer with the security that is the subject of the repurchase agreement acting as "collateral". If the bank or dealer were to become bankrupt, the Fund may be delayed in recovering its "collateral" or may lose its rights to its "collateral". Repurchase agreements maturing in more than seven days are considered illiquid and subject to the Fund's limiting its investments in illiquid securities to no more than 15% of the Fund's total assets. In all instances, the Fund takes possession of the underlying securities when investing in repurchase agreements. A further discussion of repurchase agreements and their associated risks is contained in the Statement of Additional Information.

Forward Foreign Currency Exchange Contracts
When the Fund invests in securities denominated in currencies other than U.S. dollars, such securities may be affected favorably or unfavorably by changes in currency rates. The Fund may use forward foreign currency exchange contracts ("forward currency contracts") to hedge the currency risk relating to the non-U.S. dollar-denominated securities purchased, sold, or held by the Fund. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into forward currency contracts only under two circumstances. First, when the Fund has entered into a contract to purchase or sell a security denominated in a foreign currency or anticipates receiving a dividend on a security in the Fund's portfolio, the Fund may be able to protect itself against a possible loss, between the trade date and the settlement date or date on which the dividend is paid for such security, resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency in which such security is denominated, by entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of the foreign currency involved in the underlying security transaction (transaction hedge). However, this practice may limit potential gains which might result from a positive change in such currency relationships. Second, when GFM believes that the currency of a particular country may suffer or enjoy a substantial movement against the U.S. dollar (or another currency), the Fund may enter into a forward currency contract to sell or buy an amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency (position hedge). In addition the Fund may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or expects to have portfolio exposure. The Fund may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. The Fund's entry into forward contracts for position hedging, as well as any use of cross or proxy hedging techniques, will generally require the portfolio to hold high-grade, liquid securities or cash equal to the portfolio's obligations in a segregated account throughout the duration of the contract. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

Synthetic Non-U.S. Money Market Positions

Money market securities denominated in foreign currencies are permissible investments of the Fund. In addition to, or in lieu of direct investment in such securities, the Fund may construct a synthetic non-U.S. money market position by (i) purchasing a money market instrument denominated in U.S. dollars and (ii) concurrently entering into a forward currency contract to deliver a corresponding amount of U.S. dollars in exchange for a foreign currency on a future date and a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar-denominated money market instruments, a synthetic money market position utilizing such U.S. dollar-denominated instruments may offer greater liquidity than direct investment in a money market instrument denominated in a foreign currency.


Lending of Portfolio Securities

The Fund may lend portfolio securities with a value of up to 20% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Collateral received by the Fund will generally be invested in quality short-term unaffiliated mutual funds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, irrevocable stand-by letters of credit issued by a bank or repurchase agreements, among similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage, which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

     The Fund will retain most rights of ownership including rights to dividends, interest or other distributions on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager to be of good financial standing.



Risk Factors


Investments in securities of foreign issuers, particularly non-governmental issuers, involve risks which are not ordinarily associated with investments in domestic issuers. The securities of non-U.S. issuers held by the Fund generally will not be registered under, nor will the issuers thereof be subject to, the reporting requirements of the U.S. Securities and Exchange Commission. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Companies outside the United States are not subject to the same accounting, auditing, and financial reporting standards, practices, and requirements applicable to domestic companies. Stock markets outside the United States may not be as developed or as efficient as those in the United States, and government supervision and regulation of those stock markets and brokers is not identical to that in the United States. The securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies, and settlement of transactions with respect to such securities may sometimes be delayed beyond periods customary in the United States, which might present liquidity concerns. Further, fixed brokerage commissions on certain non-U.S. stock exchanges are generally higher than negotiated commissions on United States exchange-listed securities, and custodial costs with respect to these securities generally exceed domestic costs. Enforcing obligations in other countries may be difficult. In addition, the tax authorities of some countries impose restrictions on the payment of dividends and require the Fund to file claims for payment of certain withheld dividends. With respect to some countries, there is the possibility of unfavorable changes in investment or exchange control regulations, expropriation, or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments that could adversely affect investments in those countries. In addition, some markets trade at considerably higher valuation levels than in the United States. This condition results in markets with greater potential for volatility and which are more susceptible to the influence of events which may generally affect the markets and to the trades of large blocks of securities by large investors. Some countries are also heavily dependent on international trade and can be affected by retaliatory or protectionist trade measures instituted by their trading partners and by the economic conditions of these partners. Further, the value of the Fund's securities denominated in foreign currencies will be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.


Limiting Investment Risk


Portfolios has adopted the following fundamental investment restrictions relating to the investment of assets of the Fund and its activities. Additional fundamental investment restrictions are described in the Statement of Additional Information, at "Investment Practices and Policies." The fundamental investment restrictions discussed below and in the Statement of Additional Information, unlike the Fund's investment objective, may not be changed without approval by the requisite vote of the outstanding voting shares of the Fund.


   The Fund may not:

   (1) write call options which are not covered options;

   (2) write put options, except covered put options or put options to close out option positions previously entered into;

   (3) invest in commodities or commodity contracts, except that: the Fund may purchase stock index, interest rate, and currency futures contracts, may write covered stock index, interest rate and currency futures contracts, may write covered put and call options on such futures contracts, may purchase put and call options on such futures contracts, and may enter into closing transactions with respect to options on such futures contracts; or


   (4) make loans, provided, however, that this restriction shall not prohibit the Fund from (a) entering into repurchase agreements (see "Investment Practices and Policies," in the Statement of Additional Information), (b) purchasing bonds, notes, debentures or other obligations of a character customarily purchased by institutional or individual investors (whether or not publicly distributed) and (c) making loans of its portfolio securities which do not thereupon cause in excess of 20% of the value of the Fund's total assets to consist of loaned securities (see "Lending of Portfolio Securities," in this Prospectus and in the Statement of Additional Information for a discussion of risks associated with such practice).


     Nothing in the foregoing investment restrictions shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if as a result the Fund will no longer be a diversified investment company as defined in the Investment Company Act of 1940 or fail to meet the diversification requirements of the Internal Revenue Code of 1986, as amended.

--------------------------------------------------------------------------------
    Information on the Purchase of Shares, Redemption of Shares and
    Shareholder Services is set forth on pages 14 to 28 below.
--------------------------------------------------------------------------------

    The Fund is available for investment by many kinds of investors including participants investing through 401(k) or other retirement plan sponsors, employees investing through savings plans sponsored by employers,
    Individual Retirement Accounts ("IRAs"), trusts, corporations, individuals, etc. The applicability of the general information and administrative procedures set forth below accordingly will vary depending on the investor and the recordkeeping system established for a shareholder's investment in the Fund. Participants in 401(k) and other plans should first consult with the appropriate person at their employer or refer to the plan materials before following any of the procedures below. For more information or assistance, anyone may call 1-800-562-0032.
--------------------------------------------------------------------------------

Purchase of Shares

Methods of Purchase

Through Dealers and Others

Shares of the Fund are continuously offered through securities dealers, financial institutions and others (collectively referred to herein as securities dealers or dealers) who have entered into sales agreements with the Distributor. Purchases through dealers are confirmed at the offering price, which is the net asset value plus the applicable sales charge, next determined after the order is duly received as defined herein by State Street Research Shareholder Services ("Shareholder Services"), a division of the Distributor, from the dealer. ("Duly received" for purposes herein means in accordance with the conditions of the applicable method of purchase as described below.) The dealer is responsible for transmitting the order promptly to Shareholder Services in order to permit the investor to obtain the current price. See "Purchase of Shares--Net Asset Value" herein.

By Mail
Initial investments in the Fund may be made by mailing or delivering to the investor's dealer a completed Application (accompanying this Prospectus), together with a check for the total purchase price payable to the Fund. The dealer must forward the Application and check in accordance with the instructions on the Application.


     Additional shares may be purchased by mailing to Shareholder Services a check payable to the Fund in the amount of the total purchase price together with any one of the following: (i) an Application; (ii) the stub from a shareholder's account statement; or (iii) a letter setting forth the name of the Fund, the class of shares and the shareholder's account name and number. Shareholder Services will deliver the purchase order to the transfer agent and dividend paying agent, State Street Bank and Trust Company (the "Transfer Agent").

     If a check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be cancelled.


By Wire

An investor may purchase shares by wiring Federal funds of not less than $5,000 to State Street Bank and Trust Company, which also serves as Portfolios' custodian (the "Custodian"), as set forth below. Prior to making an investment by wire, an investor must notify Shareholder Services at 1-800-562-0032 and obtain a control number and instructions. Following such notification, Federal funds should be wired through the Federal Reserve System to:


ABA #011000028
State Street Bank and Trust Company
Boston, MA
BNF = State Street Research International Equity Fund and class of shares (A,
      B, C or D)
AC  = 99029761
OBI = Shareholder Name
      Shareholder Account Number
      Control #K (assigned by State Street Research Shareholder Services)


     In order for a wire investment to be processed on the same day (i) the investor must notify Shareholder Services of his or her intention to make such investment by 12 noon Boston time on the day of his or her investment; and (ii) the wire must be received by 4 P.M. Boston time that same day.


     An investor making an initial investment by wire must promptly complete the Application accompanying this Prospectus and deliver it to his or her dealer, who should forward it as required. No redemptions will be effected until the Application has been duly processed.

     The Fund may in its discretion discontinue, suspend or change the practice of accepting orders by any of the methods described above. Orders for the purchase of shares are subject to acceptance by the Fund. The Fund reserves the right to suspend the sale of shares or to reject any purchase order, including orders in connection with exchanges, for any reason.

                              Minimum Investment

                                        Class of Shares
                                --------------------------------
                                  A         B       C        D
                                ------   ------   -----   ------
Minimum Initial Investment
 By Wire   ..................   $5,000   $5,000   (a)     $5,000
 IRAs   .....................   $2,000   $2,000   (a)     $2,000
 By Investamatic ............   $1,000   $1,000   (a)     $1,000
 All other    ...............   $2,500   $2,500   (a)     $2,500
Minimum Subsequent Investment
 By Wire   ..................   $5,000   $5,000   (a)     $5,000
 IRAs   .....................   $   50   $   50   (a)     $   50
 By Investamatic ............   $   50   $   50   (a)     $   50
 All other ..................   $   50   $   50   (a)     $   50



------------
(a) Special conditions apply; contact the Distributor.


     The Fund reserves the right to vary the minimums for initial or subsequent investments as in the case of, for example, exchanges and investments under various employee benefit plans, sponsored arrangements involving group solicitations of the members of an organization, or other investment plans for reinvestment of dividends and distributions or for periodic investments (e.g., Investamatic Program).


Alternative Purchase Program

General

Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. Investors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire initial purchase price invested in the Fund with the investment being subject thereafter to ongoing service fees and distribution fees.


     As described in greater detail below, dealers are paid differing amounts of commissions and other compensation depending on which class of shares they sell.

   The major differences among the various classes of shares are as follows:


                             CLASS A                   CLASS B            CLASS C          CLASS D
                      --------------------       --------------------     ---------   -------------------
 Sales Charges        Initial sales charge       Contingent deferred      None        Contingent deferred
                      at time of                 sales charge of 5%                   sales charge of 1%
                      investment of up to        to 2% applies to any                 applies to any
                      4.5% depending on          shares redeemed                      shares redeemed
                      amount of                  within first five                    within one year
                      investment                 years following                      following their
                                                 their purchase; no                   purchase
                                                 contingent deferred
                                                 sales charge after
                                                 five years

                      On investments of
                      $1 million or more,
                      no initial sales
                      charge; but
                      contingent deferred
                      sales charge of 1%
                      applies to any shares
                      redeemed within
                      one year following
                      their purchase

 Distribution Fee     None                       0.75% for first           None       0.75% each year
                                                 eight years; Class
                                                 B shares convert
                                                 automatically to
                                                 Class A shares after
                                                 eight years

 Service Fee          0.25% each year            0.25% each year           None       0.25% each year

 Initial              Above described            4%                        None       1%
 Commission           initial sales charge
 Received by          less 0.25% to
 Selling              0.50% retained by
 Dealer               Distributor
                      On investments of
                      $1 million or more,
                      0.25% to 1.00%
                      paid to dealer by
                      Distributor

     In deciding which class of shares to purchase, the investor should consider the amount of the investment, the length of time the investment is expected to be held, and the ongoing service fee and distribution fee, among other factors.


     Class A shares are sold at net asset value plus an initial sales charge of up to 4.5% of the public offering price. Because of the sales charge, not all of an investor's purchase amount is invested unless the purchase equals $1,000,000 or more. Class B shareholders pay no initial sales charge, but a contingent deferred sales charge of up to 5% generally applies to shares redeemed within five years of purchase. Class D shareholders also pay no initial sales charge, but a contingent deferred sales charge of 1% generally applies to redemptions made within one year of purchase. For Class B and Class D shareholders, therefore, the entire purchase amount is immediately invested in the Fund.


     An investor who qualifies for a significantly reduced initial sales charge, or a complete waiver of the sales charge on investments of $1,000,000 or more, on the purchase of Class A shares, might elect that option to take advantage of the lower ongoing service and distribution fees that characterize Class A shares compared with Class B or Class D shares.


     Class A, Class B and Class D shares are assessed an annual service fee of 0.25% of average daily net assets. Class B shares are assessed an annual distribution fee of 0.75% of daily net assets for an eight-year period following the date of purchase and are then automatically converted to Class A shares. Class D shares are assessed an annual distribution fee of 0.75% of daily net assets for as long as the shares are held. The prospective investor should consider these fees plus the initial or contingent deferred sales charges in estimating the costs of investing in the various classes of the Fund's shares.


     Only certain employee benefit plans and large institutions may make investments in Class C shares.


     Some of the service and distribution fees are allocated to dealers (see "Distribution Plan" below). In addition, the Distributor will, at its expense, provide additional cash and noncash incentives to dealers that sell shares. Such incentives may be extended only to those dealers that have sold or may sell significant amounts of shares and/or meet other conditions established by the Distributor; for example, the Distributor may sponsor special promotions to develop particular distribution channels or to reach certain investor groups. The Distributor may also compensate those dealers with clients who maintain their investments in the Fund over a period of years. The incentives may include merchandise and trips to and attendance at sales seminars at resorts. The Distributor may also pay additional sales compensation to its affiliate, MetLife Securities, Inc.



Class A Shares--Initial Sales Charges



Sales Charges

The purchase price of a Class A share of the Fund is the Fund's per share net asset value next determined after the purchase order is duly received, as defined herein, plus a sales charge which varies depending on the dollar amount of the shares purchased as set forth in the table below. A major portion of this sales charge is reallowed by the Distributor to the dealer responsible for the sale.



---------------------------------------------------------------
                                     Sales
                        Sales        Charge
                       Charge         Paid
                       Paid By         By          Dealer
     Dollar            Investor     Investor      Concession
    Amount of          As % of      As % of       As % of
    Purchase           Purchase     Net Asset     Purchase
   Transaction          Price        Value         Price
---------------------------------------------------------------
  Less than
  $100,000              4.50%        4.71%        4.00%
---------------------------------------------------------------
  $100,000 or
  above but less
  than $250,000         3.50%        3.63%        3.00%
---------------------------------------------------------------
  $250,000 or
  above but less
  than $500,000         2.50%        2.56%        2.00%
---------------------------------------------------------------
  $500,000 or
  above but less
  than $1 million       2.00%        2.04%        1.75%
---------------------------------------------------------------
                                                  See
  $1 million                                      following
  and above                0%           0%        discussion
---------------------------------------------------------------

     On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized dealer a commission based on the aggregate of such sales as follows:

Amount of Sale                       Commission
--------------                       ----------
(a) $1 million to $3 million  ......   1.00%
(b) Next $2 million  ...............   0.50%
(c) Amount over $5 million .........   0.25%


     On such sales of $1,000,000 or more, unless the above commission is waived by the dealer, the investor is subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. However, such redeemed shares will not be subject to the contingent deferred sales charge to the extent that their value represents (1) capital appreciation or
(2) reinvestment of dividends or capital gains distributions. In addition, the contingent deferred sales charge will be waived for certain other redemptions as described under "Contingent Deferred Sales Charge Waivers" below (as otherwise applicable to Class B shares.)


     Class A shares of the Fund that are purchased without a sales charge may be exchanged for Class A shares of certain other Eligible Funds, as defined below, without the imposition of a contingent deferred sales charge, although contingent deferred sales charges may apply upon a subsequent redemption within one year of the Class A shares which are acquired through such exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.


Reduced Sales Charges

The reduced sales charges set forth in the table above are applicable to purchases made at any one time by any "person," as defined in the Statement of Additional Information, of $100,000 or more of Class A shares of the Fund or a combination of "Eligible Funds." "Eligible Funds" include the Fund and other funds so designated by the Distributor from time to time. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. Securities dealers should call Shareholder Services for details concerning the other Eligible Funds and any persons who may qualify for reduced sales charges and related information. See the Statement of Additional Information.


Letter of Intent

Any investor who provides a Letter of Intent may qualify for a reduced sales charge on purchases of no less than an aggregate of $100,000 of Class A shares of the Fund and any other Eligible Funds within a 13-month period. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. Additional information on a Letter of Intent is available from dealers, or from the Distributor, and also appears in the Statement of Additional Information.

Right of Accumulation
Investors may purchase Class A shares of the Fund or a combination of shares of the Fund and other Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. Under the Right of Accumulation, the sales charge is determined by combining the current purchase with the value of the Class A shares of other Eligible Funds held at the time of purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. See the Statement of Additional Information and call Shareholder Services for details concerning the Right of Accumulation.

Other Programs
Class A shares of the Fund may be sold or issued in an exchange at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements, which include programs under which a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants, except any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established from time to time by the Distributor. Information on such arrangements and further conditions and limitations is available from the Distributor.


     In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and persons: (A) the Investment Manager, the Distributor, or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; and (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers, minimum investments by various groups of eligible persons and any other matters, as may be adopted by the Distributor from time to time.



Class B Shares--Contingent Deferred Sales Charges

Contingent Deferred Sales Charges

The public offering price of Class B shares is the net asset value per share next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase; thus the full amount of the investor's purchase payment will be invested in the Fund. However, a contingent deferred sales charge may be imposed upon certain redemptions of Class B shares as described below.


     The Distributor will pay dealers at the time of sale a 4% commission for selling Class B shares. The proceeds of the contingent deferred sales charge and the distribution fee are used to offset distribution expenses and thereby permit the sale of Class B shares without an initial sales charge.
     Class B shares that are redeemed within a five-year period after their purchase will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The amount of any applicable contingent deferred sales charge will be calculated by multiplying the net asset value of such shares at the time of redemption or at the time of purchase, whichever is lower, by the applicable percentage shown in the table below:




                                 Contingent Deferred Sales
                                   Charge As A Percentage
       Redemption During             Of Net Asset Value
-------------------------------- ---------------------------
1st Year Since Purchase   ......             5%
2nd Year Since Purchase   ......             4%
3rd Year Since Purchase   ......             3%
4th Year Since Purchase   ......             3%
5th Year Since Purchase   ......             2%
6th Year Since Purchase and
 Thereafter   ..................            None

     In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption of Class B shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by the shareholder for the longest period of time. The holding period for purposes of applying a contingent deferred sales charge on Class B shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Funds, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.

Contingent Deferred Sales Charge Waivers


The contingent deferred sales charge does not apply to exchanges, or to redemptions under a systematic withdrawal plan which meets certain conditions. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code for retirement accounts or plans (e.g., age 701/2 for IRAs and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and (iii) a redemption resulting from a tax-free return of an excess contribution to an IRA. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund.) The Fund may modify or terminate the waivers described above at any time; for example, the Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans.



Conversion of Class B Shares to Class A Shares


A shareholder's Class B shares, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B shares so converted. As noted above, holding periods for Class B shares received in exchange for Class B shares of other Eligible Funds will be counted toward the eight-year period.


Class C Shares--Institutional; No Sales Charge

The purchase price of a Class C share of the Fund is the Fund's per share net asset value next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase or redemption. The Fund will receive the full amount of the investor's purchase payment.


     In general, Class C shares are only available for new investments by certain large institutions and employee benefit plans which acquire shares through programs or products sponsored by Metropolitan and/or its affiliates, for which Class C shares have been designated. Information on the availability of Class C shares and further conditions and limitations is available from the Distributor.


     Class C shares may have also been issued directly or through exchanges to those shareholders of the Fund and other Eligible Funds who previously held shares not subject to any future sales charge or service fees or distribution fees.


Class D Shares--Spread Sales Charges

The purchase price of a Class D share of the Fund is the Fund's per share net asset value next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase; thus the full amount of the investor's purchase payment will be invested in the Fund. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. The contingent deferred sales charge will be 1% of the lesser of the net asset value of the shares at the time of purchase or at the time of redemption. The Distributor pays dealers a 1% commission for selling Class D shares at the time of purchase. The proceeds of the contingent deferred sales charge and the distribution fee are used to offset distribution expenses and thereby permit the sale of Class D shares without an initial sales charge.


     Class D shares that are redeemed within one year after purchase will not be subject to the contingent deferred sales charge to the extent that the value of the such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.

Net Asset Value

The Fund's per share net asset values are determined Monday through Friday as of the close of the New York Stock Exchange ("NYSE") exclusive of days on which the NYSE is closed. The NYSE ordinarily closes at 4 P.M. New York City time. Assets held by the Fund are valued on the basis of the last reported sale price or quotations as of the close of business on the valuation date, except that securities and assets for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors of Portfolios. In determining the value of certain assets for which market quotations are not readily available, the Fund may use one or more pricing services. The pricing services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE. The Directors have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value. Further information with respect to the valuation of the Fund's assets is included in the Statement of Additional Information.


Distribution Plan
The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Distribution Plan") in accordance with the regulations under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the provisions of the Distribution Plan, the Fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:



Class      Service Fee        Distribution Fee
-----      -----------        ----------------
  A              0.25%               None
  B              0.25%               0.75%
  C              None                None
  D              0.25%               0.75%


     Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor or others) for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. Dealers who have sold Class A shares are eligible for further reimbursement commencing as of the time of such sale. Dealers who have sold Class B and Class D shares are eligible for further reimbursement after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly). Any service fees received by the Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and the maintenance or servicing of shareholder accounts.

     The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by dealers.


     The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.


     Commissions and other cash and noncash incentives and payments to dealers, to the extent payable out of the general profits, revenues or other sources of the Distributor (including the advisory fees paid by the Fund), have also been authorized pursuant to the Distribution Plan.

     A rule of the National Association of Securities Dealers, Inc. ("NASD") limits the annual expenditures which the Fund may incur under the Distribution Plan to 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount which the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to shareholder service fees. Payments to the Distributor or to dealers funded under the Distribution Plan may be discontinued at any time by the Directors of Portfolios.


Redemption of Shares


Shareholders may redeem all or any portion of their accounts on any day the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined (see "Purchase of Shares--Net Asset Value" herein) after the receipt of the redemption request in accordance with the requirements described below, by Shareholder Services and delivery of the request by Shareholder Services to the Transfer Agent. To allow time for the clearance of checks used for the purchase of any shares which are tendered for redemption shortly after purchase, the remittance of the redemption proceeds for such shares could be delayed for 15 days or more after the purchase. Shareholders who anticipate a potential need for immediate access to their investments should, therefore, purchase shares by wire. Except as noted, redemption proceeds from the Fund are normally remitted within seven days after receipt of the redemption request by the Fund and any necessary documents in good order.



Methods of Redemption


Request By Mail
A shareholder may request redemption of shares, with proceeds to be mailed to the shareholder or wired to a predesignated bank account (see "Proceeds By Wire" below), by sending to State Street Research Shareholder Services, P.O. Box 8408, Boston, Massachusetts 02266-8408: (1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered; (2) an endorsed stock power in good order with respect to the shares or, if issued, the share certificates for the shares endorsed for transfer or accompanied by an endorsed stock power; (3) any required signature guarantees (see "Redemption of Shares--Signature Guarantees" below); and (4) any additional documents which may be required for redemption in the case of corporations, trustees, etc., such as certified copies of corporate resolutions, governing instruments, powers of attorney and the like. The Transfer Agent will not process requests for redemption until it has received all necessary documents in good order. A shareholder will be notified promptly if a redemption request cannot be accepted. Shareholders having any questions about the requirements for redemption should call Shareholder Services toll-free at 1-800-562-0032.

Request By Telephone

Shareholders may request redemption by telephone with proceeds to be transmitted by check or by wire (see "Proceeds By Wire" below). A shareholder can request a redemption for $50,000 or less to be transmitted by check. Such check for the proceeds will be made payable to the shareholder of record and will be mailed to the address of record. There is no fee for this service. It is not available for shares held in certificate form or if the address of record has been changed within 30 days of the redemption request. The Fund may revoke or suspend the telephone redemption privilege at any time and without notice. See "Shareholder Services--Telephone Services" for a discussion of the conditions and possible risks associated with Telephone Privileges.


Proceeds By Wire
Upon a shareholder's written request or by telephone if the shareholder has Telephone Privileges (see "Shareholder Services--Telephone Services" herein), Portfolios' custodian will wire redemption proceeds to the shareholder's predesignated bank account. To make the request, the shareholder should call 1-800-562-0032 prior to 4 P.M. Boston time. A $7.50 charge against the shareholder's account will be imposed for each wire redemption. This charge is subject to change without notice. The shareholder's bank may also impose a charge for receiving wires of redemption proceeds. The minimum redemption by wire is $5,000.


Request to Dealer to Repurchase
For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from dealers by wire or telephone for the repurchase of shares by the Distributor from the dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the dealer to the Distributor. The dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Payment of the repurchase proceeds is made to the dealer who placed the order promptly upon delivery of certificates for shares in proper form for transfer or, for Open Accounts, upon the receipt of a stock power with signatures guaranteed as described below, and, if required, any supporting documents. Neither the Fund nor the Distributor imposes any charge upon such a repurchase. However, a dealer may impose a charge as agent for a shareholder in the repurchase of his or her shares.

     The Fund has reserved the right to change, modify or terminate the services described above at any time.


Additional Information

Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to involuntarily redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntary redemptions will be subject to applicable sale charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.


     To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.



     The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or regular trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset value; or
(3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors; and (b) payment of redemption proceeds may be postponed as otherwise provided under "Redemption of Shares" herein. Portfolios retains the right to redeem the shares of the Fund for other than cash. Any redemptions other than in cash will be made subject to the provisions of Securities and Exchange Commission rules. (See discussion of redemptions in kind in the Statement of Additional Information.)


Signature Guarantees


To protect shareholder accounts, the Transfer Agent, the Fund, the Investment Manager and the Distributor from possible fraud, signature guarantees are required for certain redemptions. Signature guarantees help the Transfer Agent to determine that the person who has authorized a redemption from the account is, in fact, the shareholder. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $50,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days);
(3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; and (4) requests to transfer the registration of shares to another owner. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notari-zations) from notaries public. The above requirements may be waived by the Fund in certain instances.


Shareholder Services

The Open Account System


Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Certificates representing Class B or Class D shares will not be issued, while certificates representing Class A or Class C shares will only be issued if specifically requested by shareholders in writing and, in any case, will only be issued for full shares, with any fractional shares to be carried on the shareholder's account. Shareholders will receive periodic statements of transactions on their accounts.

     The Fund's Open Account System provides the following options:

   1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check, payable to the Fund, to Shareholder Services under the terms set forth above under "Purchase of Shares."


   2. The following methods of receiving dividends from investment income and distributions from capital gains are available:


      (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

      (b) All income dividends in cash; all capital gains distributions reinvested in additional shares of the Fund.


      (c) All income dividends and capital gains distributions in cash.

      (d) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "Dividend Allocation Plan" herein.

     Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to Shareholder Services. Dividends and distributions are reinvested at net asset value without a sales charge.


Exchange Privilege
Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B and Class D shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of the acquired Class A, Class B and Class D shares, the holding period of the redeemed shares is "tacked" to the holding period of the acquired shares. The period any Class E shares are held is not tacked to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

     Shares of the Fund may also be acquired or redeemed in exchange for shares of the Summit Cash Reserves Fund ("Summit Cash Reserves") by customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (subject to completion of steps necessary to implement the program). The Fund and Summit Cash Reserves are related mutual funds for purposes of investment and investor services. Upon the acquisition of shares of Summit Cash Reserves by exchange for redeemed shares of the Fund, (a) no sales charge is imposed by Summit Cash Reserves, (b) no contingent deferred sales charge is imposed by the Fund on the Fund shares redeemed, and (c) any applicable holding period of the Fund shares redeemed is "tolled," that is, the holding period clock stops running pending further transactions. Upon the acquisition of shares of the Fund by exchange for redeemed shares of Summit Cash Reserves, (a) the acquisition of Class A shares shall be subject to the initial sales charges or contingent deferred sales charges applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid indirectly, and (b) the acquisition of Class B or Class D shares of the Fund shall restart any holding period previously tolled, or shall be subject to the contingent deferred sales charge applicable to an initial investment in such shares.

     For the convenience of the shareholders who have Telephone Privileges, the Fund permits exchanges by telephone request from either the shareholder or his or her dealer. Shares may be exchanged by telephone provided that the registration of the two accounts is the same. The toll-free number for exchanges is 1-800-562-0032. See "Telephone Services" herein for a discussion of conditions and risks associated with Telephone Privileges.


     The exchange privilege may be exercised only in those states where shares of the relevant other Eligible Fund may legally be sold. For tax purposes, each exchange actually represents the sale of shares of one fund and the purchase of shares of another. Accordingly, exchanges may produce a capital gain or loss for tax purposes. The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same Telephone Privileges as the existing account, unless Shareholder Services is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.


     The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. To protect the interests of shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be aggregated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans because of plan exchange limits, Department of Labor regulations or administrative and other considerations. Subject to the foregoing, if an exchange request in good order is received by Shareholder Services and delivered by Shareholder Services to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact Shareholder Services.

Reinvestment Privilege
A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

     Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by Shareholder Services of such shareholder's written purchase request and delivery of the request by Shareholder Services to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund. No charge is imposed by the Fund for such reinvestment; however, dealers may charge fees in connection with the reinvestment privilege. The reinvestment privilege may be exercised with respect to an Eligible Fund only in those states where shares of the relevant other Eligible Fund may be legally sold.


Investment Plans

The Investamatic Program is available to Class A, Class B and Class D shareholders. Under this Program, shareholders may make regular investments by authorizing withdrawals from their bank accounts each month or quarter on the Application form available from Shareholder Services.

     The Distributor also offers IRAs and tax-sheltered retirement plans, including prototype and other employee benefit plans for employees, sole proprietors, partnerships and corporations. Details of these investment plans and their availability may be obtained from securities dealers or from Shareholder Services.

Systematic Withdrawal Plan

A shareholder who owns noncertificated Class A or Class C shares with a value of $5,000 or more, or Class B or Class D shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.


     In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 8% annually of either (a) the value, at the time the Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Plan was initiated, whichever is higher.


     Expenses of the Plan are borne by the Fund. A participating shareholder may withdraw from the Plan and the Fund may terminate the Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under the Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Check Program and the Systematic Withdrawal Plan at the same time.




Dividend Allocation Plan

The Dividend Allocation Plan allows shareholders to elect to have all of their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount. The number of shares purchased will be determined as of the dividend payment date. The Dividend Allocation Plan is subject to suspension at any time, and to such policies, limitations and restrictions, as for instance, may be applicable to street name or master accounts, that may be adopted from time to time.


Automatic Bank Connection

A shareholder may elect, by participating in the Fund's Automatic Bank Connection ("ABC"), to have dividends and other distributions, including Systematic Withdrawal Plan payments, automatically deposited in the shareholder's bank account by electronic funds transfer. Some contingent deferred sales charges may apply. See "Systematic Withdrawal Plan" herein.


Reports

Reports for the Fund will be sent to shareholders of record at least semiannually. These reports will include a list of the securities owned by the Fund as well as the Fund's financial statements.


Telephone Services


The following telephone privileges ("Telephone Privileges") can be used:


   (1) the privilege allowing the shareholder to make telephone redemptions for amounts up to $50,000 to be mailed to the shareholder's address of record is available automatically;

   (2) the privilege allowing the shareholder or his or her dealer to make telephone exchanges is available automatically;

   (3) the privilege allowing the shareholder to make telephone redemptions for amounts over $5,000, to be remitted by wire to the shareholder's predesignated bank account, is available by election on the Application accompanying this Prospectus. A current shareholder who did not previously request such telephone wire privilege on his or her original Application may request the privilege by completing a Telephone Redemption-by-Wire Form which may be obtained by calling 1-800-562-0032. The Telephone Redemption-by-Wire Form requires a signature guarantee; and

   (4) the privilege allowing the shareholder to make telephone purchases or redemptions transmitted via the Automated Clearing House system into or from the shareholder's predesignated bank account, is available upon completion of the requisite initial documentation. For details and forms, call 1-800-562-0032.

     A shareholder may decline the automatic Telephone Privileges set forth in
(1) and (2) above by so indicating on the Application accompanying this Prospectus.

     A shareholder may discontinue any Telephone Privilege at any time by advising Shareholder Services that the shareholder wishes to discontinue the use of such privileges in the future.


     Unless such Telephone Privileges are declined, a shareholder is deemed to authorize Shareholder Services and the Transfer Agent to: (1) act upon the telephone instructions of any person purporting to be the shareholder to redeem, or purporting to be the shareholder or the shareholder's dealer to exchange, shares from any account; and (2) honor any written instructions for a change of address regardless of whether such request is accompanied by a signature guarantee. All telephone calls will be recorded. None of the Fund, the other Eligible Funds, the Transfer Agent, the Investment Manager or the Distributor will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.

     Shareholders may redeem or exchange shares by calling toll-free 1-800-562-0032. Although it is unlikely, during periods of extraordinary market conditions, a shareholder may have difficulty in reaching Shareholder Services at such telephone number. In that event, the shareholder should contact Shareholder Services at 1-800-357-7800, or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

Shareholder Account Inquiries:  Please call 1-800-562-0032

Call this number for assistance in answering general questions on your account, including account balance, available shareholder services, statement information and performance of the Fund. Account inquiries may also be made in writing to State Street Research Shareholder Services, P.O. Box 8408, Boston, Massachusetts 02266-8408. A fee of up to $10 will be charged against an account for providing additional account transcripts or photocopies of paid redemption checks or for researching records in response to special requests.


Shareholder Telephone Transactions
 Please call 1-800-562-0032
Call this number for assistance in purchasing shares by wire, and for telephone redemptions or telephone exchange transactions. Shareholder Services will require some form of personal identification prior to acting upon instructions received by telephone. Written confirmation of the transactions will be provided.



The Fund and Its Shares

Portfolios was organized as a Maryland corporation on April 29, 1991 and is registered with the Securities and Exchange Commission as an open-end diversified management investment company. The fiscal year end of Portfolios is October 31. The authorized capital stock of Portfolios consists of 2 billion shares common stock, par value $0.01 per share. The shares of common stock are presently divided into one series: State Street Research International Equity Fund common stock which currently consists of 100,000,000 shares. The Directors have authorized shares of the Fund to be issued in four classes: Class A, Class B, Class C and Class D shares. Portfolios reserves the right later to issue additional classes of shares without the consent of shareholders, and may allocate its remaining unclassified shares or reallocate any unissued classified shares.

     Except for those differences between the classes of shares described below and elsewhere in the Prospectus, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued is fully paid and nonassessable. In the future, certain classes may be redesignated, for administrative purposes only, to conform to standard class designations and common usage of terms which may develop in the mutual fund industry. For example, Class C shares may be redesignated as Class Y shares and Class D shares may be redesignated as Class C shares. Any redesignation would not affect any substantive rights respecting the shares.

     Each share of each class of shares represents an identical legal interest in the same portfolio of investments of the Fund and has identical voting, dividend, liquidation and other rights with any other shares of the Fund, except that the shares of each class may be issued and sold subject to different sales loads or charges, that expenses related solely to a particular class (including service and distribution fees) are borne only by that class and are reflected in the dividends and net asset value of the shares of that class, that the Class B shares have conversion rights, and that the shareholders of a particular class are not entitled to vote with respect to any matter which does not affect the interest of that class, unless required otherwise by applicable law. The different classes of shares of the Fund also have different exchange privileges.

     As a Maryland corporation, Portfolios is not required to hold regular annual meetings of shareholders. Thus, there will ordinarily be no shareholder meetings unless required by the 1940 Act or Maryland law or requested by shareholders holding 10% or more of the outstanding shares of Portfolios. In the event that less than a majority of the Directors serving as such have been elected by shareholders of Portfolios, a meeting of shareholders will be called to elect Directors. A Director may be removed at a special meeting of shareholders by a vote of a majority of the votes entitled to be cast for the election of Directors. In connection with such meetings called by shareholders, the Fund will assist shareholders in shareholder communications to the extent required by applicable law. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

Management of the Fund

Under the provisions of Portfolios' Articles of Incorporation and the laws of Maryland, responsibility for the management and supervision of the Fund rests with the Directors.

     The Fund's Investment Manager is State Street Research & Management Company. The Investment Manager and the Distributor are indirect wholly-owned subsidiaries of Metropolitan Life Insurance Company and both are located at One Financial Center, Boston, Massachusetts 02111-2690.

The Investment Manager has entered into a Sub-Investment Management Agreement with Portfolios and GFM with respect to the Fund, pursuant to which GFM has assumed the overall responsibility for managing the investments of the Fund, subject to the supervision of the Investment Manager and the authority of the Board of Directors. GFM receives a fee from the Investment Manager. Formed in 1990, GFM is an English corporation and an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company. Its address is 5 Upper St. Martins Lane, London WC2H 9EA England. GFM was formed to provide pension funds, 401(k) plans, foundations, endowments, corporations and financial institutions with a range of investment management services related to the international marketplace.

     Under its Investment Management Agreement with Portfolios, the Investment Manager receives a monthly management fee equal to 0.95% (on an annual basis) of the average daily value of the net assets of the Fund. Management fees for the Fund are higher than those of most mutual funds, but are not necessarily higher than other funds with comparable investment objectives and policies. The Fund bears all costs of its operation other than those incurred by the Investment Manager under the Investment Management Agreements. In particular, the Fund pays, among other expenses, investment advisory fees, certain distribution expenses under the Fund's Distribution Plan and the compensation and expenses of the Directors who are not otherwise currently affiliated with the Investment Manager or any of its affiliates. Under the Investment Management Agreement, the Investment Manager provides Portfolios with office space, facilities and personnel.
     Under its Sub-Investment Management Agreement, the Sub-Investment Manager receives from the Investment Manager a monthly fee equal to 0.75% (on an annual basis) of the average daily value of the net assets of the Fund. Portfolios has no responsibility for payment of fees to GFM.

     Subject to the policy of seeking best overall price and execution, sales of shares of the Fund may be considered by the Sub-Investment Manager in the selection of broker or dealer firms for the Fund's portfolio transactions.

Ian R. Vose is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Vose has managed the Fund since its inception in January 1992. Mr. Vose's principal occupation is Senior Vice President and Chief Investment Officer of GFM. During the past five years, Mr. Vose has also served as Chief Executive Officer of GFM. Mr. Vose uses a team approach on behalf of the Fund and has delegated purchase and sale authority for defined portions of the portfolio to other officers or portfolio managers of GFM. The team is also assisted by a strategist who provides guidance on broad international considerations. Each team member has discretion over his or her portion of the portfolio and each focuses on a different region of the world.

Dividends and Distributions; Taxes

The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code for its most recent fiscal year and intends to qualify as such in future fiscal years, although it cannot give complete assurance that it will do so. As long as it so qualifies and satisfies certain distribution requirements, it will not be subject to federal income tax on its taxable income (including capital gains, if any) distributed to its shareholders. Consequently, the Fund intends to distribute annually to its shareholders substantially all of its net investment income and any capital gains net income (capital gains net of capital loss). Certain gains and losses from fluctuations in currency exchange rates are treated as ordinary income or loss and are included in the net income of the Fund.

     Dividends from net investment income, if any, normally will be paid or distributed annually. Distribu-tions of capital gain net income, if any, will generally be made after the end of the fiscal year or as otherwise required for compliance with applicable tax regulations. Both dividends from net investment income and distributions of capital gain net income will be declared and paid to shareholders in additional shares of the Fund at net asset value (except in the case of shareholders who elect a different available distribution method). In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Fund intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate. Moreover, the Fund intends to qualify under the Internal Revenue Code so that its U.S. shareholders may reduce their U.S. tax liability by claiming a foreign tax credit for their share of foreign income taxes withheld, to the extent allowed by the Code, if the amount withheld is material.

     The Fund will provide its shareholders of record with annual information on a timely basis concerning the federal tax status of dividends and distributions during the preceding calendar year.

     Dividends paid by the Fund from net taxable investment income and distributions of net short-term capital gains, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as ordinary income. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as long-term capital gains, regardless of how long shareholders have held their shares. If shares of the Fund which are sold at a loss have been held six months or less, the loss will be considered as a long-term capital loss to the extent of any capital gains distributions received.


     Dividends and other distributions and the proceeds of redemption of Fund shares paid to individuals and other nonexempt payees will be subject to a 31% federal backup withholding tax if the Transfer Agent is not provided with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to such backup withholding.

     The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, prospective investors are urged to consult their own tax advisers regarding tax matters, including state and local tax consequences.


Calculation of Performance Data


From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B, Class C or Class D shares to that of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Composite Stock Price Index, Consumer Price Index, Dow Jones Industrial Average, and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily. For example, the performance of the Fund might be compared to the Lipper International Funds Group.

     Total return is computed separately for each class of shares of the Fund. The average annual total return ("standard total return") for shares of the Fund is computed by determining the average annual compounded rate of return for a designated historical period as applied to a hypothetical $1,000 initial investment, which is redeemed in total at the end of such period. In making the calculation, all dividends and distributions are assumed to be reinvested, and all accrued expenses and recurring charges, including management and distribution fees, are recognized. The calculation also reflects the highest applicable initial or contingent deferred sales charge, determined as of the assumed date of initial investment or the assumed date of redemption, as the case may be. Standard total return would be calculated for the periods specified in applicable regulations and may be accompanied by nonstandard total return information for differing periods computed in the same manner, with or without annualizing the total return or taking sales charges into account.

     The standard total return results take sales charges into account, if applicable, but do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for remittance of redemption proceeds by wire. Where sales charges are not applicable and therefore not taken into account in the calculation of standard total return, the results will be increased. Any voluntary waiver of fees or assumption of expenses by the Fund's affiliates will also increase performance results.

     Performance information may be useful in evaluating the Fund and for providing a basis for comparison with other financial alternatives. Since the performance of the Fund changes in response to fluctuations in economic and market conditions, interest rates and Fund expenses, among other things, no performance quotation should be considered a representation as to the Fund's performance for any future period. In addition, the net asset value of shares of the Fund will fluctuate with the result that shares of the Fund when redeemed, may be worth more or less than their original cost. Neither an investment in the Fund nor its performance is insured or guaranteed; such lack of insurance or guarantees should accordingly be given appropriate consideration when comparing the Fund to financial alternatives which have such features.


     Shares of the Fund had no class designations until March 1, 1994, when designations were assigned based on the pricing and Rule 12b-1 fees applicable to shares sold thereafter. Performance data for a specified class includes periods prior to the adoption of class designations. Performance data for periods prior to March 1, 1994 do not reflect additional Rule 12b-1 Distribution Plan fees, if any, of up to 1% per year depending on the class of shares, which will adversely affect performance results for periods after such date. Performance data or rankings for a given class of shares should be interpreted carefully by investors who hold or may invest in a different class of shares.

      STATE STREET RESEARCH
      INTERNATIONAL EQUITY FUND
      One Financial Center
      Boston, MA 02111

      INVESTMENT ADVISER
      State Street Research &
      Management Company
      One Financial Center
      Boston, MA 02111

      DISTRIBUTOR
      State Street Research
      Investment Services, Inc.
      One Financial Center
      Boston, MA 02111

      SUB-INVESTMENT MANAGER
      GFM International
      Investors Limited
      5 Upper St. Martins Lane
      London, WC2H 9EA
      England

      SHAREHOLDER SERVICES
      State Street Research
      Shareholder Services
      P.O. Box 8408
      Boston, MA02266
      800-562-0032

      CUSTODIAN
      State Street Bank and
      Trust Company
      225 Franklin Street
      Boston, MA 02110

      LEGAL COUNSEL
      Goodwin, Procter & Hoar LLP
      Exchange Place
      Boston, MA 02109

      INDEPENDENT ACCOUNTANTS
      Deloitte & Touche LLP
      125 Summer Street
      Boston, MA 02110




[STATE STREET RESEARCH LOGO]


                             State Street Research

                           International Equity Fund




                                August 25, 1997



                              P R O S P E C T U S



IE/F-446D-897IBS          CONTROL NUMBER: 4096-970805(0998)SSR-LD

                 State Street Research International Equity Fund

                                   a series of

                     State Street Research Portfolios, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 25, 1997

                                TABLE OF CONTENTS

Investment Policies and Restrictions.........................................  2

Debt Securities Ratings......................................................  4

Additional Information Concerning Certain Investment Techniques..............  6

Directors and Officers....................................................... 21

Investment Advisory Services................................................. 25

Purchase and Redemption of Shares............................................ 26

Net Asset Value.............................................................. 29

Portfolio Transactions....................................................... 30

Certain Tax Matters.......................................................... 32

Distribution of Shares of the Fund........................................... 36

Calculation of Performance Data.............................................. 39

Custodian.................................................................... 42

Independent Accountants...................................................... 42

Financial Statements......................................................... 43

      This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of State Street Research International Equity Fund (the "Fund") dated August 25, 1997. A copy of the Prospectus may be obtained without charge from the offices of State Street Research Portfolios, Inc. ("Portfolios") or State Street Research Investment Services, Inc. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The Fund's investment restrictions not described in the Prospectus are described below. The following fundamental policies may not be changed without approval of holders of a majority of the outstanding voting shares of the Fund affected (which for this purpose and under the Investment Company Act of 1940, as amended (the "1940 Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

      The Fund may not:

      1. borrow money or purchase securities on margin, provided, however, that this restriction shall not prohibit the Fund from (a) obtaining such short-term credits as are necessary for the clearance of portfolio transactions, (b) temporarily borrowing up to 5% of the value of the Fund's total assets for extraordinary or emergency purposes, such as for permitting redemption requests to be honored which might otherwise require the sale of securities at a time when it is not in the Fund's best interests or (c) purchasing securities on a "when-issued" or "forward commitment" basis. Collateral arrangements entered into by the Fund to make margin deposits in connection with futures contracts, including options on futures contracts, are not for these purposes deemed to be the purchase of a security on margin. The aggregate amount of obligations identified in (a), (b) and (c) above, when incurred, will not exceed one-third of the amount by which the Fund's total assets exceed its total liabilities (excluding the liabilities represented by such obligations). If at any time the Fund's obligations of such type exceed the foregoing limitation, such obligations will be promptly reduced to the extent necessary to comply with the limitation. The Fund will not issue senior securities, other than those which represent obligations under (a), (b) and (c). For purposes hereof, writing covered call and put options and entering into futures contracts and options thereon to the extent permitted by the investment policies described in the Prospectus shall not be deemed to involve the issuance of senior securities or borrowings;

      2. engage in the underwriting of securities of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a "statutory" underwriter for purposes of the Securities Act of 1933;

      3. purchase or sell real estate or real estate interests (except that the Fund may invest up to 10% of its total assets in: (i) readily marketable securities of issuers which deal in real estate or mortgages; and (ii) readily marketable securities which are secured by real estate or interests therein, and the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of such securities;

      4. acquire securities for the purpose of exercising control over the management of any company or if such acquisition would thereupon cause more than 25% of the value of the Fund's total assets to consist of
          (1) securities (other than securities issued or guaranteed by the United States government, its agencies and instrumentalities) which, together with other securities of the same issuer, constitute more than 5% of the value of the Fund's total assets and (2) voting securities of issuers more than 10% of whose outstanding voting securities are owned by Portfolios; and

      5. make any investment which would thereupon cause more than 25% of the value of the total assets of the Fund to be invested in securities issued by companies principally engaged in any one industry, provided, however, that (a) utilities will be divided according to their services so that, for example, gas, gas transmission, electric and telephone will each be deemed a separate industry, (b) oil and oil related companies will be divided by type so that, for example, domestic crude oil and gas producers, domestic integrated oil companies, international oil companies and oil service companies will each be deemed a separate industry, and (c) savings and loan associations and finance companies will each be deemed a separate industry. To the extent that 25% of the total assets of the Fund may become invested in the four oil related industries listed above in the aggregate, such fact will be disclosed. For purposes of this limitation, all debt securities issued by foreign governments, their agencies or instrumentalities will be treated as foreign government debt and all debt securities issued by supranational organizations will be treated as supranational debt.

      The following investment restrictions may be changed without approval of shareholders.

      1. The Fund will not purchase securities of other investment companies if such purchase would thereupon cause more than 10% of the value of the total assets in the Fund to be invested in the securities of investment companies or more than 5% of such value to be invested in the securities of any one investment company, or would cause Portfolios to own more than 3% of the total outstanding voting stock of any such company (or together with other investment companies having the same investment adviser to own more than 10% of the total outstanding voting stock of any closed-end investment company). Securities of investment companies may also be acquired as part of a merger, consolidation, acquisition of assets or reorganization.

      2. The Fund will not purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days.

      3. The Fund will not make any short sale or participate on a joint or joint and several basis in any trading account in securities. The latter policy, however, does not prohibit combining orders for portfolio securities.

      4. The Fund will not invest in oil, gas or other mineral exploration or development programs (although it may invest in issuers which own or invest in such interests).

      5. The Fund will not purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except obligations issued or guaranteed by the U.S. Government or by any foreign government, their agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value.

      The investment restrictions set forth in the Prospectus contain an exception that permits the Fund to purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares.

      The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed and, accordingly, the Fund may not always realize full value of the sale of rights. Therefore, the exception applies in cases where the limits set forth in the investment restrictions in the Prospectus would otherwise be exceeded by exercising rights or have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would otherwise be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.


                             DEBT SECURITIES RATINGS

      The ratings of certain debt instruments in which the Fund may invest are described below.

      Description Of Certain Corporate Bond And Debenture Ratings Of Moody's Investors Service, Inc. ("Moody's")

      Aaa: Bonds which are rated within the Aaa category are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
      Aa: Bonds which are rated within the Aa category are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat greater than in Aaa securities.

      A: Bonds which are rated within the A category possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated within the Baa category are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated within the Ba category are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated within the B category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Description Of Certain Corporate Bond And Debenture Ratings Of Standard &
      -------------------------------------------------------------------------
Poor's Corporation ("S&P"):
---------------------------

       AAA: An obligation rated with the AAA category has the highest rating assigned by S&P. Capacity to meet the financial commitment on the obligation is extremely strong.

       AA: An obligation rated within the AA category differs from the highest rated obligations only in small degree. Capacity to meet the financial commitment on the obligation is very strong.

       A: An obligation rated within the A category is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, capacity to meet the financial commitment on the obligation is still strong.

       BBB: An obligation rated within the BBB category exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet the financial commitment on the obligation.

       Obligations rated within the BB or B categories are regarded as having significant speculative characteristics. The BB category indicates the least degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties to major exposures to adverse conditions.

       BB: An obligation rated within the BB category is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet the financial commitment on the obligation.

       B: An obligation rated within the B category is more vulnerable to nonpayment than obligations rated within the BB category but currently has the capacity to meet the financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet the financial commitment on the obligation.

Description Of Commercial Paper Ratings
---------------------------------------

        Commercial paper rated within the "A" category (highest quality) by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign:
A-1+.)

      The rating Prime is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of any parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.


                        ADDITIONAL INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES

      Money Market Instruments. Certain money market instruments are described below. The Fund may invest in such instruments to the extent otherwise consistent with its investment objective.

      United States Treasury Securities. These consist of various types of marketable securities issued by the United States Treasury: i.e. bills, notes and bonds. Such securities are direct obligations of the United States Government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

      Government Agency Securities. These consist of debt securities issued by agencies and instrumentalities of the United States Government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Maritime Administration, General Services Administration and Tennessee Valley Authority. Instrumentalities include, for example, the National Bank of Cooperatives, each of the Federal Home Loan Banks, Federal Home Loan

Mortgage Corporation, Farm Credit Banks, Federal National Mortgage Association and the United States Postal Service. Such securities are backed by the full faith and credit of the United States (e.g., U.S. Treasury Bills), guaranteed by the United States Treasury (e.g. Government National Mortgage Association mortgage-backed securities), supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g. Federal National Mortgage Association Discount Notes) or supported by the issuing agency's or instrumentality's credit.

      Bank Money Market Instruments. These include certificates of deposit and bankers' acceptances. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Fund will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or association is organized and located in the United States, has total assets of at least $1 billion and is a member of the Federal Deposit Insurance Corporation; provided that this limitation shall not prohibit investments in foreign branches of banks or agencies which meet the foregoing requirements. Negotiable time deposits with maturities of 30 days or less may be purchased for the Fund without limit. There is no limit on the amount of non-negotiable time deposits maturing in seven days or less. Non-negotiable time deposits with maturities exceeding seven days may be purchased for the Fund, subject to its 15% limit on its aggregate holdings of illiquid securities.

        Short-Term Corporate Debt Instruments. These include commercial paper (including variable amount master demand notes): i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are obligations of companies that permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to arrangements between the Fund as lender, and the companies, as borrowers. The Fund will have the right, at any time, to increase the amount lent up to the full amount provided by a note or to decrease the amount. The borrower will have the right, at any time, to prepay up to the full amount of the amount borrowed without penalty. Because the notes are direct lending obligations between the Fund and borrowers, they are generally not traded and there is no secondary market. However, the Fund will have the right to redeem a note at any time and receive face value plus accrued interest. Consequently, the Fund's ability to receive repayment will depend upon the borrower's ability to pay principal and interest on the Fund's demand. The Fund will invest only in either notes that have the ratings described above for commercial paper, or (because notes are not typically rated by credit rating agencies) unrated notes that are issued by companies that have the ratings described below for issuers of commercial paper. The Fund's investment manager, State Street Research & Management Company (the "Investment Manager") or the Fund's sub-investment adviser, GFM International Investors Limited (the "Sub-Investment Manager") do not expect that the notes will be backed by bank letters of credit. The Investment Manager and Sub-Investment Manager will value the notes held by the Fund taking into account such factors as the issuer's earning power, cash flows and other liquidity ratios. Also included are non-convertible corporate debt securities (e.g. bonds and debentures) with no more than two years remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. Issues with between one and two years remaining to maturity tend to have greater liquidity and considerably less market value fluctuation than longer term issues.

      Repurchase Agreements. Under these arrangements, the Fund invests in securities subject to repurchase agreements with a bank or dealer. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires ownership of an obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The underlying securities will consist only of U.S. Government or government agency securities, certificates of deposit, commercial paper or banker's acceptances. Repurchase agreements will be collateralized by the purchased securities, and, during the term of a repurchase agreement, the seller will be required to provide such additional collateral as is necessary to maintain the value of all of the collateral at a level at least equal to the repurchase price. Repurchase agreements usually are for short periods, such as under one week. Repurchase agreements will be entered into with primary dealers for periods not to exceed 30 days and only with respect to underlying money market securities in which the Fund may otherwise invest as described above. Repurchase agreements will not be entered into for a duration of more than seven days if, as a result, more than 15% of the value of the Fund's total assets would be invested in such agreements or other illiquid securities. Repurchase agreements could be viewed as a form of loan made by the Fund to the seller of the agreement, with the security subject to repurchase, in effect, serving as "collateral" for the loan. The Fund will in all cases seek to assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or inadequacy of the "collateral", should the seller of the repurchase agreement fail financially. Also, the Fund could incur disposition costs in connection with disposition of the collateral if the seller defaults. The Fund will enter into repurchase agreements only with sellers deemed to be creditworthy and only when the economic benefit to the Fund is believed to justify the attendant risks. The Fund has adopted standards for the sellers with whom it will enter into repurchase agreements which it believes are reasonably designed to assure that such a party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

Restricted Securities

        The Fund's policy is to not make an investment in restricted securities, including Rule 144A and other restricted securities if as a result more than 35% of its total assets are invested in such securities provided not more than 10% of its total assets are invested in non-Rule 144A restricted securities. Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are still developing; depending on the development of such markets, such Rule 144A securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. Investments in Rule 144A securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

       Restricted securities which are not resalable under Rule 144A can be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities.

        Zero Coupon Bonds. Zero coupon bonds do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders. When distributed to shareholders, any such income resulting from zero coupon bonds will be paid from the Fund's cash assets, or, if necessary to pay the distribution, from the proceeds of sales of portfolio securities held by the Fund. Furthermore, the Fund will be unable to purchase additional portfolio securities with any cash used to make such distributions and its current income may be reduced.

Industry Classifications
------------------------

        In determining how much of the Fund's portfolio is invested in a given industry, the following industry classifications are currently used. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing will be classified according to the industries of their parent companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment backed mortgages.

Energy                  Materials                     Capital Equipment
------                  ---------                     -----------------
Energy Resources        Building Materials            Aerospace
Utilities               Chemicals                     Construction & Housing
                        Forest Products & Paper       Data Processing
                        Metals (non-ferrous)          Electronics
                        Metals (steel)                Electronic Components
                        Misc. materials               Industrial Components
                                                      Machinery/Engineering

Consumer Goods          Services                      Financial
--------------          --------                      ---------
Appliances              Broadcasting/Publishing       Banking
Automobiles             Business/Public Services      Financial Services
Beverages/Tobacco       Leisure/Tourism               Insurance
Food/Household          Merchandising
Health/Personal Care    Telecommunications            Miscellaneous
Recreation              Transportation (airlines)     -------------
Textiles/Apparel        Transportation (road/rail)    Real Estate
                        Transportation (shipping)     Multi-industry
                        Wholesale/Trade               Gold Mining



Options And Futures
-------------------

      Options on Portfolio Securities and Currencies. Subject to the fundamental investment restrictions, the Fund may write (sell) covered call options and may purchase put options with respect to securities in its portfolio. The Fund may also purchase call options and may write covered put options on securities or currencies.

      A call option gives the purchaser of such option, in exchange for the option premium, the right to buy (and obligates the writer to sell) the underlying security or currency at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months. The exercise price, plus the option premium paid, will always be greater than the market price of the underlying security or currency at the time the option is written. A put option gives the purchaser of such option, in exchange for the option premium, the right to sell (and obligates the writer to purchase) the underlying security or currency at the exercise price at any time before the option expires. If a covered call or put option written by the Fund expires unexercised, the Fund will realize as income, in the form of a short-term capital gain, the premium it received for the sale of the option, less the brokerage commission it paid i.e., the "net premium." If a call option written by the Fund is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security or currency to the option holder at the exercise price. By writing a covered call option, the Fund foregoes, in exchange for the net premium, the opportunity to profit from any increase in the value of the underlying security or currency above the exercise price plus the premium paid. Therefore, call options may be written when the Sub-Investment Manager believes that the security or currency should be held, but no increase in price or only a moderate increase within the option period is expected. By writing a covered put option, the Fund receives premium income but obligates itself to purchase from the option holder, at the price specified in the option, the particular security or currency underlying the option at any time prior to the expiration of the option period, regardless of the market value of the security or currency during the option period. Therefore, put options will be written when the Sub-Investment Manager believes that the security's or currency's price will rise during the exercise period and, consequently, the option will not be exercised. If an option purchased by the Fund expires unexercised, the Fund will experience a loss in the amount of the premium paid for the option. The Fund will generally decide to exercise a put option if the market price of the underlying security or currency falls below the exercise price plus the premium paid; it will generally decide to exercise a call option if the market price of the underlying security or currency exceeds the exercise price plus the premium paid. Therefore, options may be purchased when the Sub-Investment Manager believes that, in the case of a put, the security or currency should be held but its market price may fall, or, in the case of a call, the security or currency should be purchased in the future and its market price may rise. In order to reduce the risk of loss, the Fund will not purchase options unless the Sub-Investment Manager believes the market is sufficiently developed. The Fund will not sell the securities or currencies against which options have been written until after the option period has expired, a closing purchase transaction, if available, has been executed, a corresponding put or call option has been purchased or the written option is otherwise covered.

      Options are traded or on certain recognized securities exchanges including the following United States and foreign exchanges: the Chicago Board Options Exchange, American Stock Exchange, New York Stock Exchange, Pacific Stock Exchange and Philadelphia Stock Exchange, the Toronto Stock Exchange, Montreal Stock Exchange, European Options Exchange (in the Netherlands) and London Stock Exchange.

      The Fund may terminate its obligation as the writer of an option by purchasing an option with the same exercise price and expiration date as the option previously written (a "closing purchase transaction"). If the Fund cannot enter into a closing purchase transaction (for example, because no such options are available for purchase), the Fund will continue to bear the risk of loss of the appreciation, if any, in the price of the underlying security or currency during the remaining term of the option, if it has written a call option, or the Fund will continue to be obligated to purchase the specified securities or currencies at the exercise price, regardless of the market value or exchange rate, if it has written a put option.

      Both sales and purchases of options require the Fund to pay brokerage commissions. To the extent that an option sold by the Fund is exercised, the Fund may incur brokerage commissions or other transaction costs in reinvesting the proceeds received upon such exercise. Also, writing covered call options can increase the Fund's turnover rate.

      When the Fund sells a covered call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit subsequently will be marked-to-market to reflect the current value of the option written. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss, if the cost of a closing purchase transaction exceeds the net premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option sold by the Fund is exercised, the Fund will realize a long-term or short-term gain or loss from the sale of the underlying security or currency, and the proceeds of the sale will be increased by the premium previously received on the option. The writing of such call options will not affect the holding period of the underlying security. If a put option sold by the Fund is exercised, the Fund's cost for the security or currency purchased will be reduced by the premium previously received on the option written.

      Options on Indices. The Fund intends to utilize options on stock indices. Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of the stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements in individual stocks.

      Upon payment of a specified premium at the time an option on a stock index is entered into, the purchaser of a call option on a stock index obtains the right to receive, upon exercise of the option, a sum of money equal to a multiple of any excess of the value of the specified stock index, on the exercise date, over the exercise or "strike" price specified by the option. The purchaser of a put option on a stock index obtains the right to receive, upon exercise of the option, a sum of money equal to a multiple of any excess of the strike price over the value of the stock index.

      The writer of a stock index option has obligations which correspond to the purchaser's rights. Thus, for example, the writer of a call option on a stock index, in consideration of the option premium received, has the obligation to pay, upon exercise, a dollar amount equal to a multiple of any excess of the value of the specified stock index on the date of exercise over the strike price specified in the option. The writer of a put option on a stock index, in consideration of the option premium received, has the obligation to pay, upon exercise, a dollar amount equal to a multiple of any excess of the value of the strike price specified in the option over the value of the specified stock in index on the date of exercise.

      The Fund will cover call options on a stock index written by, for example, holding in a segregated account, with the custodian for Portfolios, portfolio securities that substantially replicate the movement of the particular index upon which the call option was written or sufficient cash or liquid assets to cover the outstanding position. In addition, the Fund may also choose to cover call options written by holding a separate call option permitting the purchase of the same stock index at the same strike price. The Fund will cover put options on a stock index written by, for example, holding in a segregated account, with the custodian for Portfolios, cash or liquid assets equal to the strike price of the put option or by holding a separate put option permitting the purchase of the same stock index at the same strike price.

      The Fund intends to write covered call and put options on a stock index for the same purposes as it might write covered call and put options on its portfolio securities.

      A securities index fluctuates with changes in the market values of the securities included in the index. For example, some options on securities indices are based on a broad market index such as the Nikkei Index of 225 Japanese stocks traded on the Singapore International Monetary Exchange ("Nikkei Index") or the Standard & Poor's 500 Index, or a narrower market index such as the Standard & Poor's 100 or the Osaka Index of 50 Japanese Stocks traded on the Osaka Exchange. Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges, among others: the London Traded Options Market, The Chicago Board Options Exchange; New York Stock Exchange; and American Stock Exchange. Options on other types of securities indices, which do not currently exist, may be introduced and traded on exchanges in the future.

      Options on indices relating to certain debt securities, referred to as interest rate indices, may be introduced in the future. In the event that a liquid market develops for options on an interest rate index, and the Board of Directors of Portfolios authorizes the Fund to use such an option, the Fund may do so. Where permitted, the Fund intends to utilize options on interest rate indices in a manner similar to that described above with respect to options on stock indices.

      The Fund's purchase and sale of options on indices will be subject to the same risks as those applicable to options on individual securities. In addition, the distinctive characteristics of options on indices create certain risks that are not present with options on individual securities. For example, index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as, for example, if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, would be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund intends to purchase or write options only on indices which include a sufficient number of securities to minimize the likelihood of a trading halt in such options. In addition, the ability to establish and close out positions on options on indices will be subject to the development and maintenance of a liquid secondary market for such options. The Fund will not purchase or sell any option on an index unless and until, in the opinion of the Sub-Investment Manager, the market for such options has developed sufficiently that the risk in connection with such transactions is acceptable.

      The effectiveness of hedging through the purchase of options on indices will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the indices on which options are written. In the purchase of options on indices, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in the price of the securities comprising the index for which the option has been purchased. In writing call options on indices, the principal risks are the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities. In writing put options on indices, the principal risks are the inability to effect closing transactions at favorable prices and the obligation to make a cash settlement relating to the stock index at prices which may not reflect current market values.

      Futures Transactions. A futures contract is an agreement to buy or sell a security or currency (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price in the future. Trading in futures is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures contracts trade on certain regulated contract markets through an open outcry auction on the exchange floor. The Fund, as described more fully below, may purchase or sell futures contracts to effect hedging transactions. A hedge, as defined by the CFTC, is a transaction in which the Fund utilizes futures contracts in order to protect the value of underlying portfolio securities or the currencies in which they are denominated from adverse fluctuations in the financial markets.

      Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

      Upon entering into a futures contract, the Fund is required to deposit with a futures commission merchant or in a segregated custodial account a certain percentage (presently less than ten percent) of the futures contract's market value as "initial margin." Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned upon termination of the futures contract if all contractual obligations have been satisfied. The initial margin in most cases consists of cash or U.S. Government securities. Subsequent cash payments, called "variation margin," may be required as a result of marking the contracts to market on a daily basis as the contract value fluctuates.

      The use of futures contracts entails certain risks in addition to those stated below, including but not limited to; possible reduction in the Fund's income due to the use of hedging; possible reduction in value of both securities or currencies hedged and the futures contract; and potential losses in excess of the amount initially invested in the futures contracts themselves. The use of futures contracts requires special skills in addition to those needed to select portfolio securities or currencies.

      Stock Index Futures Contracts. The Fund, consistent with its investment objective and policies, may attempt to reduce the risk of investments in equity securities by hedging portions of its underlying portfolio through the use of standardized stock index futures contracts. These contracts currently are actively traded on the Chicago Board of Trade, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Foreign stock index futures traded outside the United States include the Nikkei Index traded on the Singapore International Monetary Exchange, Osaka Index traded on the Osaka Exchange, Financial Times Stock Exchange Index of the 100 largest stocks on the London Stock Exchange traded on the London International Financial Futures Exchange, the All Ordinaries Share Price Index of 307 stocks on the Sydney, Melbourne Exchanges, Hang Seng Index of 33 stocks on the Hong Kong Stock Exchange, Barclays Share Price Index of 40 stocks on the New Zealand Stock Exchange and Toronto Index of 35 stocks on the Toronto Stock Exchange. Futures and futures options on the Nikkei Index are traded on the Chicago Mercantile Exchange. U.S. commodity exchanges may develop futures and futures options on other indices of foreign securities; futures and options on a U.S. devised index of foreign stocks are also being developed. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

      The Fund intends to engage in stock index futures transactions as a hedge against market risk resulting from market conditions and over-all economic prospects with respect to the value of portfolio securities held by the Fund or which the Fund intends to purchase, as distinguished from stock-specific risk resulting from the market's evaluation of the merits of a particular security. For example, the Fund might sell stock index futures contracts to hedge against a decline in the value of securities held in its portfolio. Alternatively, the Fund might buy stock index futures contracts to hedge against a rise in the value of securities that the Fund intends to acquire.

      The Fund's successful use of stock index futures contracts depends upon the ability of the Sub-Investment Manager to accurately assess the direction of the stock market and is subject to various additional risks. The correlation between movement in the price of the stock index futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract at any particular time. See also the risks noted above under "Futures Transactions."

      Interest Rate Futures Contracts. The Fund, consistent with its investment objective and policies, may buy and sell futures contracts on interest-bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, three-month U.S. Treasury Bills, Eurodollar Certificates of Deposit and GNMA Certificates) for hedging purposes. Futures contracts on interest-bearing securities are actively traded on the Chicago Board of Trade, London International Financial Futures Exchange, Tokyo Stock Exchange, Paris Stock Exchange and International Monetary Market at the Chicago Mercantile Exchange. Further, in the event that a liquid market develops for futures contracts based on an interest rate index, and the Board of Directors of Portfolios authorizes the Fund to use such futures contracts, the Fund may do so. Futures contracts on interest-bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The Fund will engage in transactions in only those interest rate futures contracts that are traded on a commodities exchange or a board of trade and are standardized as to maturity date and the underlying financial instrument.

      For example, the Fund might sell an interest rate futures contract to hedge against a decline in the market value of debt securities owned by the Fund. The Fund might also purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities the Fund intends to acquire. The risks of interest rate futures contracts are briefly described above in connection with the proposed use of stock index futures contracts and in the general description of "Futures Transactions." In addition, the Fund's successful use of interest rate futures contracts depends upon the ability of the Sub-Investment Manager to accurately assess interest rate moves. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the financial futures contracts available to the Fund will not exactly match the debt securities that the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities that the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the debt securities it wished to hedge or intended to purchase. This imperfect correlation between the interest rate futures contract and the debt securities being hedged is another risk.

      Currency Futures Contracts. The Fund may buy and sell futures contracts on currencies. The Fund will engage in transactions in only those currency futures contracts that are traded on a national or foreign commodities exchange or a board of trade and are standardized as to maturity date and the underlying financial instrument. Currency futures contracts may be used on currencies as a hedge against changes in prevailing currency exchange rates in order to establish more definitively the return on foreign securities held or intended to be acquired by the Fund. In this regard, the Fund could sell currency futures contracts to offset the effect of expected decreases in currency exchange rates and purchase such contracts to offset the effect of expected increases in currency exchange rates. Although techniques other than the sale and purchase of currency futures contracts could be used for these purposes, currency futures contracts may be an effective and relatively low cost means of implementing these strategies.

      Options on Futures. The Fund may purchase put and call options on stock index futures contracts, write (i.e., sell) covered call options on stock index futures contracts and enter into closing transactions with respect to such options. The Fund may also write covered put options on stock index futures options or currency futures contracts and may enter into closing transactions with respect to such options. In addition, the Fund is permitted to purchase or write covered put and call options on interest rate futures with respect to such options. Such transactions will only be for bona fide hedging purposes, as defined by the CFTC. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (to deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the Fund as a purchaser of an option on a futures contract exercises such option and assumes a long futures position in the case of a call, or a short futures position in the case of a put, its gain will be credited to its futures margin account. Any loss suffered by the writer of the option on a futures contract will be debited to its futures variation margin account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option (i.e., entering into a closing transaction) at a market price that will reflect an increase or a decrease from the premium originally paid as a purchaser or required as a writer.

      Options on futures contracts can be used by the Fund to hedge the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts themselves. Depending on the pricing of the option, compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies themselves, it may or may not be less risky than direct ownership of the futures contract or the underlying securities or currencies.

      In contrast to a futures transaction, in which only transaction costs are involved, benefits received by the Fund as a purchaser in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund which purchased an option will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs. Purchasers of options who do not exercise their options prior to the expiration date will suffer a loss of the entire premium.

      If the Fund writes covered call or put options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Fund or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may also partially offset favorable changes in the value of its securities or currencies. For example, the writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or currencies. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities or currencies.

      While the purchaser or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Fund's ability to establish and close out options at fairly established prices will be subject to the existence of a liquid market. The Fund will not purchase or write options on futures contracts unless, in the opinion of the Sub-Investment Manager, the market for such options has sufficient liquidity that the risks associated with such options transactions are not unacceptable.

      Limitations On The Use Of Futures Contracts And Options Thereon And Options On Indices. Regulations of the CFTC currently require certain limits to be placed on the use of futures contracts and options thereon. To ensure that the transactions constitute bona fide hedges, in instances involving the purchase or sale of a futures contract or the writing of covered call options on futures contracts, the Fund will be required to either (i) segregate sufficient cash or liquid assets to cover the outstanding position or (ii) cover the futures contract or option written on such contract by owning the instruments or currency underlying the futures contract or option thereon or by holding a separate option permitting it to purchase or sell the same futures contract or option at the same strike price or better. In instances involving the writing of covered put options on futures contracts, the Fund will be required to (i) segregate sufficient cash or liquid assets equal to the strike price of the put options written or (ii) purchase a put option on the same futures contract at the same strike price as that written by the Fund. Where such positions are covered by the segregation of sufficient cash, cash equivalents or underlying securities, such amounts will be held in a segregated account with the Fund's custodian to collateralize the position, thereby insuring that the use of such futures contracts and options thereon is unleveraged. The Fund may not establish a position in a commodites futures contract or purchase or sell a commodities option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such derivative positions for nonhedging purposes would exceed 5% of the market value of the Fund's total assets; provided however, that in the case of an option that is "in-the-money" at the time of the purchase, the "in-the-money" amount may be excluded in calculating the 5% limitation; similar policies apply to options which are not commodities. In addition, shares of the Fund may not be sold or advertised as a participation in a commodity pool or other vehicle for trading in the commodity futures or options markets. Finally, the Fund must agree to submit information to the CFTC, as requested, to demonstrate compliance with applicable regulations and to assist the CFTC in collecting data and refining its hedging standards.

      With respect to options on indices, in order to insure that call options written by the Fund on indices are covered and, therefore, unleveraged, the Fund would be required to: (i) hold in a segregated account, with Portfolios' custodian, portfolio securities that substantially replicate the movement of the particular index upon which the call option was written or sufficient cash or liquid assets to cover the outstanding position, or (ii) hold a separate option permitting the purchase or sale of the same stock index at the same strike price or better. With respect to put options written on stock indices, the Fund will
(i) segregate sufficient cash or liquid assets equal to the strike price of the put option written or (ii) purchase a put option on the same index at the same strike price as that written by the Fund.

      Forward Foreign Currency Exchange Contracts. The Fund may use forward foreign currency exchange contracts ("forward currency contracts") to hedge the currency risk relating to the non-U.S. dollar-denominated securities purchased, sold, or held by the Fund.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward currency contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. They generally have no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange traders do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies.

      Thus, a trader may offer to sell a foreign currency to the Fund at one rate, while offering a lower rate of exchange should the Fund desire to resell that currency to the trader.

      At the maturity of a forward currency contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward currency contracts are usually effected with the currency trader that is a party to the original forward contract.

      As described in the Prospectus, the Fund may enter into a forward currency contract under two circumstances. First, when the Fund has entered into a contract to purchase or sell a non-U.S. security, it may protect itself against a possible loss between the trade date and the settlement date resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency in which such security is denominated by entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of the foreign currency involved in the underlying security transaction. Second, when management of the Fund believes a particular foreign currency may suffer or enjoy a substantial movement against the U.S. dollar, the Fund may enter into a forward currency contract to sell or buy an amount of such currency (or another currency in a cross hedging transaction) approximating the value of some or all of the Fund's securities denominated in such foreign currency. However, the precise matching of the amounts of forward currency contracts and the value of the portfolio securities being hedged will not generally be possible, because the future value of such securities in foreign currencies will change as a consequence of movements in the market value of those securities between the dates the forward currency contracts are entered into and the dates they mature.

      Since it is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward currency contract, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e. cash) market (and bear the expense of such purchase) if the market value of the securities being hedged is less than the amount of foreign currency the Fund would be obligated to deliver upon the sale of such securities. Conversely, it may be necessary for the Fund to sell some of the foreign currency received upon the sale of portfolio securities on the spot market if the market value of such securities exceeds the amount of foreign currency the Fund is obligated to deliver.

    The Fund may enter into forward currency contracts or maintain a net exposure on such contracts only if (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency or
(ii) the Fund maintains with its custodian cash, U.S. government securities, or liquid cash in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts.

    The use of forward currency contracts involves various risks. The Fund may not always be able to enter into a forward currency contract when management deems it advantageous to do so, for instance, if the Fund is unable to find a counterparty to the transaction at an attractive price. Furthermore, the Fund may not be able to purchase forward currency contracts with respect to all of the foreign currencies in which its portfolio securities may be denominated. In those circumstances, and in a cross hedging forward currency contract, the correlation between the movements in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Forward currency contracts are not guaranteed by a third party and, accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other party. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price. Finally, the cost of purchasing forward currency contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward currencies that generally yield high rates of return may thus tend to reduce the rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

                             DIRECTORS AND OFFICERS

      The directors and principal officers of Portfolios, their addresses, their principal occupations and positions with certain affiliates of the Investment Manager are set forth below.

       *+Peter C. Bennett, One Financial Center, Boston, MA 02111, serves as Vice President of Portfolios. He is 59. His principal occupation is Executive Vice President and Director of State Street Research & Management Company. During the past five years he has also served as Senior Vice President of State Street Research & Management Company. Mr. Bennett's other principal business affiliation is Director, State Street Research Investment Services, Inc.

       *Steven J. Brunnock, Five Upper St. Martins Lane, London, WC2H 9EA England, serves as Vice President of Portfolios. He i 37. His principal occupation during the past five years has been portfolios manager for GFM International Investors Limited.

       *Justin T. Donegan, Five Upper St. Martins Lane, London, WC2H 9EA England, serves as Vice President of Portfolios. He is 38. His principal occupation is portfolio manager for GFM International Investors Limited. During the past five years he has also served as a self-employed financial consultant, as the Japanese Portfolio Manager for Pictet Asset Management, and as the Far Eastern Portfolio Manager for Johnson Capital Management.

       +Steve A. Garban, The Pennsylvania State University, 208 Old Main, University Park, PA 16802, serves as Director of Portfolios. He is 59. He is retired and was formerly Senior Vice President Finance and Operations and Treasurer Emeritus of The Pennsylvania State University.

       +Malcolm T. Hopkins, 14 Brookside Road, Biltmore Forest, Asheville, NC 28803, serves as Director of the Portfolios. He is 69. He is engaged principally in private investments. Previously, he was Vice Chairman of the Board and Chief Financial Officer of St. Regis Corp.

       *+ John H. Kallis, One Financial Center, Boston, MA 02111, serves as Vice President of Portfolios. He is 56. Mr. Kallis's principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as portfolio manager for State Street Research & Management Company.


_____________
* or +   See footnotes on page 23.

       +Edward M. Lamont, Box 1234, Moores Hill Road, Syosset, NY 11791, serves as Director of Portfolios. He is 70. He is engaged principally in private investments and civic affairs and is an author of business history. Previously, he was with Morgan Guaranty Trust Company of New York.

       +Robert A. Lawrence, Saltonstall & Co., 50 Congress Street, Boston, MA 02109, serves as Director of Portfolios. He is 71. His principal occupation is Associate of Saltonstall & Co., a private investment firm. During the past five years he has also served as Partner of that firm.

       *+Gerard P. Maus, One Financial Center, Boston, MA 02111, serves as Treasurer of Portfolios. He is 46. His principal occupation is Executive Vice President, Treasurer, Chief Financial Officer and Director of State Street Research & Management Company. During the past five years he has also served as Executive Vice President and Chief Financial Officer of New England Investment Companies and as Senior Vice President and Vice President of New England Mutual Life Insurance Company. Mr. Maus's other principal business affiliations include Executive Vice President, Treasurer, Chief Financial Officer and Director of State Street Research Investment Services, Inc.

       *+Francis J. McNamara, III, One Financial Center, Boston, MA 02111, serves as Secretary and General Counsel of Portfolios. He is 42. His principal occupation is Executive Vice President, General Counsel and Secretary of State Street Research & Management Company. During the past five years he has also served as Senior Vice President of State Street Research & Management Company and as Senior Vice President, General Counsel and Assistant Secretary of The Boston Company, Inc., Boston Safe Deposit and Trust Company and The Boston Company Advisors, Inc. Mr. McNamara's other principal business affiliations include Senior Vice President, Clerk and General Counsel of State Street Research Investment Services, Inc.

       +Dean O. Morton, 3200 Hillview Avenue, Palo Alto, CA 94304, serves as Director of Portfolios. He is 65. He is retired, having served during the past five years, until October 1992, as Executive Vice President, Chief Operating Officer and Director, Hewlett-Packard Company.

       *Rosamunde M. Price, Five Upper St. Martins Lane, London, WC2H 9EA England, serves as Vice President of Portfolios. She is 45. Her principal occupation during the past five years has been portfolios manager for GFM International Investors Limited.

       +Toby Rosenblatt, 3409 Pacific Avenue, San Francisco, CA 94118, serves as Director of Portfolios. He is 59. His principal occupations during the past five years have been President of The Glen Ellen Company, a private investment company, and Vice President of Founders Investments Ltd.


______________
* or +   See footnotes on page 23.

       *Nicholas Sanjana, Five Upper St. Martins Lane, London, WC2H 9EA England, serves as Vice President of Portfolios. He is 33. His principal occupation during the past five years has been portfolios manager for GFM International Investors Limited.

       +Michael S. Scott Morton, Massachusetts Institute of Technology, 77 Massachusetts Avenue, Cambridge, MA 02139, serves as Director of the Portfolios. He is 60. His principal occupation during the past five years has been Jay W. Forrester Professor of Management at Sloan School of Management, Massachusetts Institute of Technology.

       *+Ralph F. Verni, One Financial Center, Boston, MA 02111, serves as Chairman of the Board, President, Chief Executive Officer and Director of Portfolios. He is 54. His principal occupation is Chairman of the Board, President, Chief Executive Officer and Director of State Street Research & Management Company. During the past five years he also served as President and Chief Executive Officer of New England Investment Companies and as Chief Investment Officer and Director, New England Mutual Life Insurance Company. Mr. Verni's other principal business affiliations include Chairman of the Board and Director of State Street Research Investment Services, Inc., and until February 1996, prior positions as President and Chief Executive Officer.

       *Ian R. Vose, Five Upper St. Martins Lane, London, WC2H 9EA England, serves as Vice President of Portfolios. He is 40. His principal occupation is Senior Vice President and Chief Investment Officer of GFM International Investors Limited. During the past five years he has also served as Chief Executive Officer of GFM International Investors Limited.

       *+James M. Weiss, One Financial Center, Boston, MA 02111, serves as Vice President of Portfolios. He is 51. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as President and Chief Investment Officer of IDS Advisory Group, Inc. and as Senior Vice President of Stein, Roe & Farnham.

____________
* These Directors and/or officers are or may be deemed to be interested persons of Portfolios under the 1940 Act because of their affiliations with the Fund's investment adviser and sub-investment adviser.

+ Serves as Trustee, Director and/or officer of one or more of the following investment companies, each of which has an advisory relationship with the Investment Manager or its affiliates: State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust, State Street Research Growth Trust, State Street Research Exchange Trust, State Street Research Portfolios, Inc.
      and Metropolitan Series Fund, Inc.

The Directors have been compensated as follows:

                                                       Total
                                                   Compensation
                               Aggregate          From Portfolios
   Name of                    Compensation        and Complex paid
   Director                From Portfolios (a)    to Directors (b)
------------------------------------------------------------------

Steve A. Garban                 $9,000               $ 34,750
Malcolm T. Hopkins              $8,500               $ 34,750
Edward M. Lamont (c)            $    0               $ 59,375
Robert A. Lawrence              $8,000               $ 92,125
Dean O. Morton                  $8,000               $ 96,125
Toby Rosenblatt (c)             $    0               $ 59,375
Michael S. Scott Morton         $6,000               $100,325
Ralph F. Verni (c)              $    0               $      0

(a)   For the fiscal year ended October 31, 1996.

(b) Includes compensation on behalf of all series of 12 investment companies for which the Investment Manager served directly or indirectly as the primary investment adviser or for which the Investment Manager served as sub-investment adviser, and series of State Street Research Portfolios, Inc., for which State Street Research Investment Services, Inc. served as distributor. "Total Compensation from Portfolios and Complex Paid to Directors" is for the 12 months ended December 31, 1996. Portfolios does not provide any pension or retirement benefits for the Directors.

(c)   Did not serve as a Director during the fiscal year ended October 31, 1996.

       As of July 31, 1997, the Directors and principal officers of Portfolios as a group owned approximately 1.1% of the Fund's outstanding Class A shares.

      As of July 31, 1997, the following persons or entities were the record and/or beneficial owners of the approximate amount of each class of shares of the Fund as set forth beside their names:

                                                                  PERCENTAGE
           SHAREHOLDER                 ADDRESS                    OWNERSHIP
           -----------                 -------                    ---------

Class A    Merrill Lynch Pierce        4800 Deer Lake Drive E.       13.4%
           Fenner & Smith, Inc. (a)    Jacksonville, FL 32246

Class B    Merrill Lynch Pierce        4800 Deer Lake Drive E.       12.6%
           Fenner & Smith, Inc. (a)    Jacksonville, FL 32246

Class C    Chase Manhattan Bank,       770 Broadway                  57.1%
           Bank, N.A. (b)              New York, NY 10003

Class D    Merrill Lynch Pierce        4800 Deer Lake Drive E.       44.4%
           Fenner & Smith, Inc. (a)    Jacksonville, FL 32246

(a) The Fund believes that the entity does not have beneficial ownership of such shares.

(b) Chase Manhattan Bank, N.A. holds the shares as trustee for various employee benefit plans and Portfolios believes that Chase Manhattan Bank does not have beneficial ownership of such shares.

      Ownership of 25% or more of a voting security is deemed "control" as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders, such as any Distribution Plan for a given class.


                          INVESTMENT ADVISORY SERVICES

      Portfolios has entered into an Investment Management Agreement with State Street Research & Management Company, One Financial Center, Boston, MA 02111 with respect to the Fund and into a separate Sub-Investment Management Agreement with the Investment Manager and GFM International Investors Limited, with respect to the Fund. The Sub-Investment Manager has overall responsibility for the investment management, and provides the portfolio managers for the Fund. The Investment Manager compensates all executive and clerical personnel and Trustees of Portfolios if such persons are employees or affiliates of the Investment Manager or its affiliates. The Investment Manager and the Sub-Investment Manager are indirect wholly-owned subsidiaries of Metropolitan Life Insurance Company ("Metropolitan").

      The Fund compensates the Investment Manager at the annual rate of 0.95% of the average daily value of its net assets. For providing sub-investment management services for the Fund, the Sub-Investment Manager receives from the Investment Manager a monthly fee equal to 0.75% (on an annual basis) of the average daily value of the Fund's net assets. The Fund has no responsibility for the payment of fees to the Sub-Investment Manager. For fiscal years ending October 31, 1994, 1995 and 1996, the investment advisory fees paid by the Fund were $597,501, $830,476 and $921,649, respectively. For the same periods, the voluntary reduction of management fees and assumption of expenses by the Distributor or its affiliates amounted to $386,279, $529,341 and $452,847. For fiscal years ending October 31, 1994, 1995 and 1996, sub-investment management fees for the Fund were $471,711, 655,639 and $727,618, respectively.

      The Investment Management Agreement and the Sub-Investment Management Agreement relating to the Fund were approved by the shareholders of the Fund at the first annual meeting of shareholders. Unless earlier terminated, each Agreement will continue in effect from year to year with respect to the Fund, if approved annually (a) by the Board of Directors of Portfolios or by a majority of the outstanding shares of the Fund (as determined pursuant to the 1940 Act), and (b) by a majority of the Board of Directors who are not "interested persons" (within the meaning of the 1940 Act) of any party of such Agreement. The Agreements are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or, with respect to the Fund, by the requisite vote of the shareholders of the Fund.

      Under a Shareholders' Administrative Services Agreement between Portfolios and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from shareholders respecting the purchase and redemption of shares of the Fund, and is entitled to reimbursement of its costs for providing such services. Under certain arrangements for Metropolitan to provide subadministration services, Metropolitan may receive a fee for the maintenance of certain share ownership records for participants in sponsored arrangements, such as employee benefit plans, through or under which the Fund's shares may be purchased.

        Under the Code of Ethics of the Investment Manager, its employees in Boston and selected other persons elsewhere involved in investment management operations, are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Such persons must report their personal securities transactions quarterly and supply broker confirmations of such transactions to the Investment Manager.


                        PURCHASE AND REDEMPTION OF SHARES


      Shares of the Fund are distributed by the Distributor. The Fund offers four classes of shares which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or
(ii) on a deferred basis (the Class B and Class D shares). General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Purchase of Shares" in the Prospectus. The following supplements that information.

Public Offering Price
---------------------

      The public offering price for each class of shares of the Fund is based on its net asset values determined as of the close of the New York Stock Exchange ("NYSE") on the day the purchase order is received by State Street Research Shareholder Services provided that the order is received prior to the close of the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a dealer, that dealer is responsible for transmitting the order promptly to State Street Research Shareholder Services in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a dealer's failure to transmit an order promptly is a matter for settlement between the investor and the dealer.

Reduced Sales Charges
---------------------

      For purposes of determining whether a purchase of Class A shares qualifies for reduced sales charges, the term "person" includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and (v) an employee benefit plan of a single employer or of affiliated employers.

      Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of Eligible Funds as designated by the Distributor within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

      An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Fund and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances.

      A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

      Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the Right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

Class C Shares
--------------

      Class C shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants (currently a minimum of 100 eligible employees), service arrangements, or similar factors; insurance companies; investment companies; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10,000,000); and other similar institutional investors.

Reorganizations
---------------

      In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, as amended, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

Redemption In Kind
------------------

      The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

                                 NET ASSET VALUE

      The net asset value of the shares of the Fund is determined once daily as of the close of regular trading on the NYSE, ordinarily 4 P.M. New York City time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The net asset value per share of the Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

      Securities held by the Fund will be valued as follows. Portfolio securities which are traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Portfolio securities which are traded on NASDAQ, or other system, are valued at the last reported sales price. Each portfolio security which is primarily traded on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is valued first by using the mean between the last current bid and asked prices or, second, by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers which make markets in the securities. All non-U.S. securities traded in the over-the-counter securities market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such non-domestic over-the-counter securities, then such securities will be valued in good faith by a method that the Board of Directors, or its delegates, believe accurately reflects fair value. Portfolio securities which are traded both in the over-the-counter market and on a securities exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available, e.g. certain long-term bonds and notes, are valued at fair value as determined in good faith by or under the direction of the Board of Directors of Portfolios.

      In determining the values of portfolio assets as provided below, the Directors utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services may provide prices determined as of times prior to the close of the NYSE.

      The Directors have determined that unless the particular circumstances otherwise indicate, the fair value of short-term instruments with a remaining maturity of sixty days or less is their amortized cost value. If for any reason the fair value of any security is not fairly reflected by such method, such security will be valued by the same methods as securities having a maturity of more than sixty days.

      Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being recognized when the futures contract closes or expires.

      Generally, trading in foreign securities, as well as corporate bonds, United States Government securities and money market instruments, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Directors.


                             PORTFOLIO TRANSACTIONS

Portfolio Turnover
------------------

      The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding securities whose maturities or expiration date at the time of their acquisition were one year or less).

       The Fund's portfolio turnover rate for the fiscal years ending October 31, 1995 and 1996, was 100.68% and 132.36% respectively. The Fund experienced a higher portfolio turnover rate in 1996 than in 1995 as a result of some portfolio restructuring effected in the Fund during 1996. The Fund reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels, portfolio turnover may be significantly higher than during times of economic and market price stability or when investment strategy remains relatively constant. An actual portfolio turnover rate of 100% or more may result in greater transaction costs, and may have tax and other consequences as well. See "Brokerage Allocation" and "Certain Tax Matters" herein.

Brokerage Allocation
--------------------

        Under the Investment Management Agreement, the Investment Manager has ultimate responsibility for selecting broker-dealers through which investments are to be purchased and sold for the Fund. Under the Sub-Investment Management Agreement, the Sub-Investment Manager has day-to-day responsibility for selecting broker-dealers through which securities or other investments are to be purchased and sold for the Fund.

       In selecting brokers or dealers to effect portfolio transactions for the Fund, the Sub-Investment Manager seeks the best available combination of execution and overall price (which includes the cost of the transaction). The Sub-Investment Manager will utilize brokers which provide it solely with brokerage services, as well as brokers which provide the Sub-Investment Manager with such research services as economic, political and social trend analysis and reports on the equity and credit markets and analyses of industries and individual companies. The Sub-Investment Manager is authorized, pursuant to the Sub-Investment Management Agreement with the Fund, to cause the Fund to pay to the brokers that furnish brokerage and research services (as such services are defined under Section 28(e) of the 1934 Act) a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of research services provided by the broker. However, such higher commissions must be deemed by the Sub-Investment Manager to be reasonable in relation to the brokerage and research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall decision-making responsibilities of the Sub-Investment Manager with respect to the Fund or other accounts, if any, as to which it exercises investment discretion (as such term is defined under Section 3(a)(35) of the 1934 Act).

        In all transactions, the Sub-Investment Manager seeks on behalf of the Fund brokerage commissions at least as reasonable as those generally secured by those advisers that generate annually comparable amounts of commissions paid to brokers that provide brokerage and research services to those advisers.

        Research services rendered to the Sub-Investment Manager by brokers selected to execute transactions for the Fund may be used in providing service to all of the Sub-Investment Manager's clients. Also all research services may not be utilized by the Sub-Investment Manager in connection with the client accounts which paid commissions to the broker providing such services.

        On the basis of the best service provided for the benefit of the Fund in terms of execution capability, execution cost, and research, the Sub-Investment Manager will allocate business proportionally among a number of brokers and will regularly review such allocations. During the fiscal years ending October 31, 1994, 1995 and 1996, the amount of brokerage commissions paid by the Fund was $391,200, $400,465 and $569,761 respectively.

        Subject to the policy of seeking best overall price and execution, sales of shares of the Fund may be considered in the selection of broker or dealer firms for the Fund's portfolio transactions.

      Securities held by the Fund may also be held by other accounts managed by the Investment Manager or by the Sub-Investment Manager. When selecting securities for purchase or sale for the Fund, the Investment Manager and the Sub-Investment Manager may at the same time be purchasing or selling the same securities for one or more of such other accounts. It is the policy of the Investment Manager and the Sub-Investment Manager not to favor any one account over the other, and any purchase or sale orders executed contemporaneously are allocated at the average price and as nearly as practicable on a pro-rata basis in proportion to the amounts desired to be purchased or sold by each account. While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in the Fund's transactions, it is believed that the procedure generally contributes to better overall execution of portfolio transactions. The Board of Directors has adopted guidelines governing the procedure and will monitor the procedure to determine that the guidelines are being followed and that the procedure continues to be in the best interests of the Fund and its shareholders.

                               CERTAIN TAX MATTERS

Taxation Of The Fund--In General
--------------------------------

       The Fund intends to qualify and elects to be treated each taxable year as a "regulated invest-ment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, for each of the Fund's taxable years that began prior to August 5, 1997, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following held for less than three months (the "30% test"): (i) stock or securities; (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) or (iii) foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c) satisfy certain diversification requirements. For each taxable year of the Fund beginning after August 5, 1997, the Fund will have to comply with each of the requirements listed above except the 30% test in order to qualify to be treated as a regulated investment company under Subchapter M.

       Beginning November 1, 1997 (the start of the Fund's first taxable year that begins after August 5, 1997), when the Fund no longer will have to comply with the 30% test in order to qualify under Subchapter M, the Fund will have greater flexibility in buying and selling securities and in the use of futures and options in managing risk. The 30% test has the effect of limiting the extent to which the Fund may sell securities held for less than three months; write options which expire in less than three months; and effect closing transactions with respect to call or put options that the Fund has written or purchased within the preceding three months. (If the Fund purchases a put option for the purpose of hedging an underlying portfolio security, the acquisition of the option is treated as a short sale of the underlying security unless, for purposes only of the 30% test, the option and the security are acquired on the same date.) The 30% test may also limit investments by the Fund in options on stock indices, listed options on nonconvertible debt securities, futures contracts, options on interest rate futures contracts and certain foreign currency contracts.

      If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

      The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year, the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation Of The Fund's Investments
----------------------------------

      Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

      Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). For debt securities acquired before May 1, 1993, this rule applies only if the debt security was issued after July 18, 1984. Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount in income currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

       Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test (until October 31, 1997), the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company. The ability of the Fund to engage in option and futures transactions may be limited by the 30% test.

      Gains or losses attributable to foreign currency contracts or fluctuations in exchange rates that occur between the time the Fund accrues income or expenses denominated in a foreign currency and the time the Fund actually collects such income or pays such expenses are treated as ordinary income or loss. The portion of any gain or loss on the disposition of a debt security denominated in a foreign currency that is attributable to fluctuations in the value of the foreign currency during the holding period of the debt security will likewise be treated as ordinary income or loss. Such ordinary income or loss will increase or decrease the amount of the Fund's net investment income.

      If the Fund invests in the stock of certain "passive foreign investment companies" ("PFICs"), income of such companies may become taxable to the Fund prior to its distribution to the Fund or, alternatively, ordinary income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. The Fund does not intend to invest in PFICs. Because of the broad scope of the PFIC rules, however, there can be no assurance that the Fund can avoid doing so.

Taxation Of The Fund's Shareholders
-----------------------------------

      The Fund may be subject to foreign taxes, including foreign income taxes. If so, the Fund intends to meet the requirements of the Code for passing through to its shareholders the tax benefit of foreign income taxes paid, although there is no assurance that it will be able to do so. Under this provision, if more than half of the value of the total assets of the Fund at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible and intends to elect to pass through to its shareholders the amount of foreign taxes it paid if such amounts are material. Pursuant to this election, a United States shareholder will, in general, be required to (i) include in gross income, in addition to taxable distributions actually received, his or her pro rata share of the foreign taxes paid by the Fund, (ii) treat that share of taxes as having been paid directly by him or her, and (iii) either deduct such share of taxes or treat such share of taxes as a credit against United States income tax liability. A tax-exempt shareholder will ordinarily not benefit from this election.

      Generally, a credit for foreign taxes paid by the Fund may not exceed a shareholder's United States income tax attributable to the shareholder's foreign source income. This limitation applies separately to different categories of income, one of which is foreign-source passive income, which is likely to include all of the foreign-source income of the Fund. As a result of these limitations, some shareholders may not be able to utilize fully any foreign tax credits generated by an investment in the Fund. The Fund will provide its shareholders with information about the source of its income and the foreign taxes it has paid for use in preparing the shareholder's United States income tax return.

      Dividends from domestic corporations are not expected to comprise a substantial part of the income of the Fund. If such dividends are earned by the Fund, then a portion of the dividends paid by the Fund may qualify for the 70% deduction for dividends received which is available to corporate shareholders of the Fund. Shareholders will be informed of any portion of the dividends paid by the Fund which qualifies for this deduction. The dividends-received deduction is reduced to the extent the dividends received are treated as debt-financed, under the Code, and is eliminated if the stock is held for less than 46 days.

      Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

      Distributions by the Fund result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

      The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to United States withholding at a rate of 30% (or at a lower rate under an applicable treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from United States sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                       DISTRIBUTION OF SHARES OF THE FUND

      Portfolios is currently comprised of the following series: State Street Research International Equity Fund. The Directors of Portfolios have authorized shares of the Fund to be issued in four classes: Class A, Class B, Class C and Class D shares. The Directors of Portfolios have authority to issue an unlimited number of shares, $.01 par value per share. A "series" is a separate pool of assets of Portfolios which is separately managed and has a different investment objective and different investment policies from those of another series. The Directors have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or class.

      The Fund has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through dealers who have entered into sales agreements with the Distributor. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B or Class D shares). The Distributor may reallow all or portions of such sales charges as concessions to dealers. The Distributor may also pay its affiliate, MetLife Securities, Inc., additional sales compensation of up to 0.25% of certain sales. For the fiscal year ending October 31, 1993 and for the period November 1, 1993 through February 28, 1994, total sales charges amounted to $271,323 and $215,107, respectively. For the same periods, $31,551 and $24,764 was retained by the Distributor after reallowance of concessions to dealers. For the period March 1, 1994 (commencement of share class designation) through October 31, 1994, and the fiscal years ending October 31, 1995 and 1996, total sales charges for the Class A shares amounted to $411,711, $255,655 and $157,855, respectively. For the same periods, $91,079, $29,729 and $19,830, respectively was retained by the Distributor after reallowance of concessions to dealers. No information is presented for Class A, Class B and Class D shares for the fiscal year ended October 31, 1993, and the period ended November 1, 1993 through February 28, 1994, because no shares of those classes were outstanding during those periods.

      For the periods shown below, the Distributor received contingent deferred sales charges upon redemption of Class A, Class B and Class D shares of the Fund and paid initial commissions to securities dealers for sales of such shares as follows:

                       Fiscal Year                         Fiscal Year                          Fiscal Year
                          Ended                               Ended                                Ended
                    October 31, 1996                    October 31, 1995                     October 31, 1994
                    ----------------                    ----------------                     ----------------

               Contingent      Commissions           Contingent     Commissions          Contingent     Commissions
               Deferred          Paid to              Deferred        Paid to             Deferred        Paid to
               Sales Charges     Dealers            Sales Charges     Dealers           Sales Charges     Dealers
               -------------     -------            -------------     -------           -------------     -------

Class A        $      0               $138,025         $     0        $222,926            $     0        $320,623
Class B        $139,376               $413,917         $81,190        $558,930            $     0        $617,850
Class D        $  4,578               $ 32,126         $ 2,446        $ 45,585            $     0        $ 15,663

      Differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort will be necessary for sales of shares at net asset value to certain Directors, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements and managed fee-based programs, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such arrangements. The reduction in sales expenses, and therefore the reduction in sales charge, will vary depending on factors such as the size and other characteristics of the organization or program, and the nature of its membership or the participants. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements at any time.

      On any sale of Class A shares of $1,000,000 or more, the Distributor will pay the authorized securities dealer making such sale commission on the shares sold. Such commission also is payable to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of 1.00% on any portion (excluding capital appreciation and dividends) of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.

      The Fund has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Class A, Class B and Class D shares, including, but not limited to, (1) the payment of commissions and/or reimbursement of expenses to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions and/or reimbursement of expenses to securities dealers (which securities dealers may be affiliates of the Distributor) engaged in the distribution and marketing of shares and furnishing ongoing assistance to investors, (2) reimbursement of direct out-of-pocket expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of Prospectuses of the Fund and reports for recipients other than existing shareholders of the Fund, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Fund may, from time to time, deem advisable, and (3) reimbursement of expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others in consideration of the provision of personal services to investors and/or the maintenance or servicing of shareholder accounts and expenses associated with the provision of personal services by the Distributor directly to investors. In addition, the Distribution Plan is deemed to authorize the Distributor to make payments out of general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be within the scope of Rule 12b-1 under the 1940 Act.

      The expenditures to be made pursuant to the Distribution Plan may not exceed (i) with respect to Class A shares, an annual rate of 0.25% of the average daily value of net assets represented by such Class A shares, and (ii) with respect to Class B and Class D shares, an annual rate of 0.75% of the average daily value of the net assets represented by such Class B or Class D shares (as the case may be) to finance sales or promotion expenses and an annual rate of 0.25% of the average daily value of the net assets represented by such Class B or Class D shares (as the case may be) to make payments for personal services and/or the maintenance or servicing of shareholder accounts. Proceeds from the service fee will be used by the Distributor to compensate securities dealers and others selling shares of the Fund for rendering service to shareholders on an ongoing basis. Such amounts are based on the net asset value of shares of the Fund held by such dealers as nominee for their customers or which are owned directly by such customers for so long as such shares are outstanding and the Distribution Plan remains in effect with respect to the Fund. Any amounts received by the Distributor and not so allocated may be applied by the Distributor as reimbursement for expenses incurred in connection with the servicing of investor accounts. The distribution and servicing expenses of a particular class will be borne solely by that class.

      During the fiscal year ended October 31, 1996, the Fund paid the Distributor fees under the Distribution Plan and the Distributor used all of such payments for expenses incurred on behalf of the Fund as follows:

                                          Class A      Class B       Class D
                                          -------      -------       -------

Advertising                               $     0      $      0      $ 3,150

Printing and mailing of
prospectuses to other
than current
shareholder                                     0             0        1,136

Compensation to
dealers                                    61,863       329,552       45,493

Compensation to
sales personnel                                 0             0       15,094

Interest                                        0             0            0

Carrying or other
financing charges                               0             0            0

Other expenses: marketing,
general                                         0             0        7,270
                                          -------      --------      -------

Total fees                                $61,863      $329,552      $72,143
                                          =======      ========      =======

      The Distributor may also use additional resources of its own for further expenses on behalf of the Fund.

      No interested Director of Portfolios has any direct or indirect financial interest in the operation of the Distribution Plan or any related agreements thereunder. The Distributor's interest in the Distribution Plan is described above.

      To the extent that the Glass-Steagall Act may be interpreted as prohibiting banks and other depository institutions from being paid for performing services under the Distribution Plan, the Fund will make alternative arrangements for such services for shareholders who acquired shares through such institutions.


                         CALCULATION OF PERFORMANCE DATA

      The average annual total return ("standard total return") of the Class A, Class B, Class C and Class D shares of the Fund will be calculated as set forth below. Total return is computed separately for each class of shares of the Fund. Performance data for a specified class includes periods prior to the adoption of class designations. Shares of the Fund had no class designations until March 1, 1994, when designations were assigned based on the pricing and Rule 12b-1 fees applicable to shares sold thereafter.

      The performance data reflects Rule 12b-1 fees and sales charges as set forth below:

               Rule 12b-1 Fees                                 Sales Charges
------------------------------------------------            --------------------
               Current
Class          Amount         Period
-----          ------         ------

    A             0.25%       March 1, 1994                 Maximum 4.5% sales
                              to present; fee               charge reflected
                              will reduce
                              performance for
                              periods after
                              March 1, 1994

    B             1.00%       March 1, 1994 to              1- and 5-year
                              present; fee will             periods reflect a
                              reduce performance            5% and a 2%
                              for periods after             contingent deferred
                              March 1, 1994                 deferred sales
                                                            charge, respectively

    C             0.00%       Since commencement            None
                              of operations to
                              present

    D             1.00%       March 1, 1994 to              1-year period
                              present; fee will             reflects a 1%
                              reduce performance            contingent deferred
                              for periods after             sales charge
                              March 1, 1994

      All calculations of performance data in this section reflect the voluntary measures by the Fund's affiliates to reduce fees or expenses relating to the Fund; see "Accrued Expenses" later in this section. Without such measures, performance would be lower. Performance data is based on historical figures; past performance is not a guarantee of future returns.

Total Return
------------

The average annual total returns ("standard total return") of each class of the Fund's shares were as follows:

                   Commencement of
              Operations (Jan. 22, 1992)                  One Year Ended
                   to April 30, 1997                      April 30, 1997
                   -----------------                      --------------

            With Subsidy    Without Subsidy     With Subsidy    Without Subsidy
            ------------    ---------------     ------------    ---------------

Class A          6.29%             5.41%             -9.39%          -9.87%

Class B          6.43%             5.59%            -10.82%         -11.32%

Class C          7.41%             6.52%             -4.89%          -5.38%

Class D          6.73%             5.84 %            -6.86%          -7.36%


      Standard total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                                             P(1+T)n = ERV

Where:   P       =             a hypothetical initial payment of $1,000

         T       =             average annual total return

         n       =             number of years

         ERV     =             ending redeemable value at the end of the
                               designated period assuming a hypothetical
                               $1,000 payment made at the beginning of
                               the designated period

        The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge applicable to the investment is deducted and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.

Accrued Expenses
----------------

      Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period. The standard total returns take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

      Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses. In the absence of such subsidization, the performance of the Fund would have been lower.

Nonstandardized Total Return
----------------------------

      The Fund may provide the above described standard total return results for Class A, Class B, Class C and Class D shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before and at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except that the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000. The Fund's nonstandardized total return for Class A, Class B, Class C and Class D shares for the six months ended April 30, 1997 were as follows:

                              With             Without
                              Subsidy          Subsidy
                              -------          -------

Class A                         2.49%            2.23%
Class B                         2.10%            1.83%
Class C                         2.69%            2.42%
Class D                         2.10%            1.83%


                                    CUSTODIAN

      State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian. As custodian, State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

                             INDEPENDENT ACCOUNTANTS

      Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110, is the Fund's independent accountants, providing professional services including
(1) audit of the Fund's annual statements, (2) assistance and consultation in connection with Securities and Exchange Commission filings and (3) review of the annual income tax returns filed on behalf of the Fund.

                              FINANCIAL STATEMENTS

        In addition to the reports provided to holders of record on a semiannual basis, other supplementary reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call State Street Research Shareholder Services.

      The following financial statements of the Fund are for the fiscal year ended October 31, 1996 and for the semiannual period ended April 30, 1997.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

INVESTMENT PORTFOLIO
October 31, 1996

                                                             Value
                                              Shares        (Note 1)
 ------------------------------------------------------  --------------
COMMON STOCKS 84.8%
Australia 4.2%
Amcor Ltd.*                                    40,000      $  248,573
Broken Hill Propietary Co. Ltd.                20,000         265,536
Burns, Philp & Co. Ltd.*                      150,000         237,793
Coles Myer Ltd.                                60,000         219,245
Foster's Brewing Group Ltd.                   120,000         218,770
Lend Lease Corp.*                              15,000         254,320
Mayne Nickless Ltd.                            55,000         365,330
MIM Holdings Ltd.*                            305,000         396,481
National Australia Bank*                       40,000         439,125
News Corp. Ltd.*                               40,000         227,647
Resolute Samantha Ltd.                         95,000         192,771
Santos Ltd.                                   100,000         399,493
                                                         --------------
                                                            3,465,084
                                                         --------------
Austria 1.6%
Bohler Uddeholm AG                              3,000         224,412
EVN Energie-Versorgung AG*                      2,000         271,247
Flughafen Wien AG                               4,000         197,175
OMV Handels AG                                  3,000         293,679
VA Stahl AG                                     9,000         298,648
                                                         --------------
                                                            1,285,161
                                                         --------------
Belgium 0.8%
GPE Bruxelles*                                  2,500         310,597
Petrofina SA*                                   1,000         307,470
                                                         --------------
                                                              618,067
                                                         --------------
Bermuda 0.8%
China North Industries                        465,000         202,275
Isleinvest Ltd.*+                              95,821         464,734
                                                         --------------
                                                              667,009
                                                         --------------
Canada 2.4%
Advanced Material Resources Ltd.*             855,000         478,473
Akiko Gold Resources Ltd.*+                   477,000         156,604
Epicore Networks Inc.*+                       450,000         651,395
Kemgas Ltd.*                                  200,000         305,925
Turbo Genset Inc. Cl. A*                      500,000         167,885
TVI Pacific Inc.*                             185,600         207,730
                                                         --------------
                                                            1,968,012
                                                         --------------
Croatia 0.5%
Zagrebacka Banka GDR*                          20,000         387,500
                                                         --------------
Czech Republic 0.3%
Komercni Banka GDR                             10,000         248,750
                                                         --------------
Denmark 0.5%
Novo Nordisk AS*                                2,320         386,381
                                                         --------------
Finland 0.5%
UPM-Kymmene Corp.                               7,500      $  152,150
Valmet Corp.                                   19,250         293,738
                                                         --------------
                                                              445,888
                                                         --------------
France 7.6%
AXA                                             5,000         312,274
Cie Fin Paribas                                 4,500         289,584
Clarins                                         2,000         275,403
Credit Local De Fractional*                     4,000         344,098
Eaux Cie Generale*                              3,750         448,166
Elf Aquitaine SA*                               3,660         292,657
Hermes International*                           1,600         406,220
Lafarge                                         3,000         180,029
Lagardere Group                                 6,000         189,536
Lyonnaise Des Eaux SA                           4,000         353,643
Pathe*                                          1,350         364,137
Peugeot SA*                                     2,500         260,636
Rhone-Poulenc SA                               17,800         527,472
Scor SA*                                        3,500         134,523
Synthelabo                                      4,000         381,809
Total SA Cl. B*                                 7,500         586,650
Union Assured Federales                         2,500         281,174
Usinor Sacilor*                                20,000         296,724
Valeo SA                                        5,000         300,049
                                                         --------------
                                                            6,224,784
                                                         --------------
Germany 6.9%
BASF AG                                        17,500         559,297
Bayer AG                                       10,000         377,839
Bayer Motoren Werken AG                           550         321,778
Commerzbank AG*                                21,500         481,280
Daimler-Benz AG*                               15,500         909,898
Deutsche Bank AG*                               7,000         324,208
Mannesmann AG                                     900         349,445
Preussag AG                                     1,100         264,831
RWE AG*                                        10,500         432,231
Siemens AG                                      7,500         387,530
Thyssen AG                                      2,200         393,687
Veba AG                                         6,500         346,675
Volkswagen AG                                     350         137,802
Wella AG*                                         600         339,937
                                                         --------------
                                                            5,626,438
                                                         --------------
Ghana 0.4%
Ashanti Goldfields Ltd. GDR                    20,000         327,500
                                                         --------------
Hong Kong 2.9%
Bank of East Asia Ltd.*                        60,000         234,345
Cathay Pacific Airways                        135,000         211,259
China Merchants Direct                        375,000         169,745

The accompanying notes are an integral part of the financial statements.


                                       44

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

                                                             Value
                                              Shares        (Note 1)
 ------------------------------------------------------  --------------
Hong Kong (cont'd)
Cosco Pacific Ltd.                             275,000    $   263,185
Goldlion Holdings Ltd.*                        250,000        203,694
Hong Kong & China Gas Co. Ltd.                 135,000        237,449
Hong Kong Telecommunications Ltd.              250,000        441,336
Johnson Electric Holdings Ltd.                 155,000        338,778
South China Morning Post Ltd.                  365,000        311,554
                                                         --------------
                                                            2,411,345
                                                         --------------
Indonesia 0.3%
Anglo-Eastern Plantations PLC                  125,000        238,037
                                                         --------------
Ireland 2.1%
Bank of Ireland                                165,000      1,356,201
World Fluids PLC*                            3,521,073        344,023
                                                         --------------
                                                            1,700,224
                                                         --------------
Israel 0.6%
Koor Industries Ltd. ADR                        30,000        521,250
                                                         --------------
Italy 2.1%
Autostrade SPA*                                250,000        369,974
Edison SPA                                      70,000        416,447
ENI SPA                                        124,000        593,843
Italgas                                        100,000        369,150
                                                         --------------
                                                            1,749,414
                                                         --------------
Japan 22.4%
Asatsu Inc.                                     25,000        924,421
Canon Inc.                                      65,000      1,244,565
Chugai Pharmaceutical Co. Ltd.                  61,000        562,293
Clarion Co.*                                   100,000        512,055
Itoham Foods Inc.*                              65,000        422,467
Kandenko Co.                                    90,000        972,289
Kansai Electric Power                           70,000      1,469,413
Keyence Corp.                                    6,500        753,590
Misawa Homes Co.                               100,000        809,802
Mitsubishi Estate                              100,000      1,247,200
Mitsukoshi                                      51,000        443,907
Nippon Hodo Co.                                 20,000        279,303
Nippon Shinpan Co.                             210,000      1,270,827
Nomura Securities*                              50,000        825,611
Omron Corp.*                                    50,000        891,485
Pioneer Electronic                              21,000        415,002
Prospect Japan Fund                            105,000        893,025
Sumitomo Realty & Development Co.              190,000      1,381,757
Takara Co.*                                     45,000        328,049
TDK Corp.                                       19,000      1,114,751
Tokio Marine & Fire Insurance Co.              125,000      1,372,360
Tokyo Nissan Auto Sales Co.*                    45,000        276,669
                                                         --------------
                                                           18,410,841
                                                         --------------
Korea 0.3%
Yukong GDR*                                     32,500    $   207,187
                                                         --------------
Luxembourg 0.6%
Quilmes Industrial SA ADR                       21,000        220,500
Arbed SA*                                        2,000        233,907
                                                         --------------
                                                              454,407
                                                         --------------
Malaysia 1.3%
Magnum Corp. BHD                               205,000        353,770
Malaysian Airline System BHD                    85,000        213,636
Sime Darby BHD*                                 72,000        255,056
UMW Holdings BHD                                60,000        275,480
                                                         --------------
                                                            1,097,942
                                                         --------------
Mexico 0.2%
Grupo Carso SA de CV                            45,000        201,835
                                                         --------------
Netherlands 4.8%
ABN Amro Holdings NV                             5,000        282,607
Ahold Kon NV                                     6,500        379,266
Akzo Nobel NV*                                   2,500        315,023
ASM Lithography Holding NV*                      8,000        287,617
DSM NV*                                          1,750        167,605
Gist-Brocades NV                                 7,500        224,112
ING Groep NV                                    20,000        623,563
Kon Ptt*                                         6,000        217,127
Royal Dutch Petroleum Co.                        5,500        908,293
Ver Ned Uitgevers                               17,500        317,675
SGS-Thomson Microelectronics NV*                 4,500        238,445
                                                         --------------
                                                            3,961,333
                                                         --------------
New Zealand 0.5%
Fletcher Challenge                              80,000        216,767
Telecom Corp.*                                  40,000        207,994
                                                         --------------
                                                              424,761
                                                         --------------
Norway 1.0%
Orkla ASA                                        6,000        383,651
Storebrand ASA*                                 75,000        439,600
                                                         --------------
                                                              823,251
                                                         --------------
Panama 0.3%
Banco Latinoamericano de Exportaciones SA
  Cl. E*                                         4,000        209,000
                                                         --------------
Poland 0.3%
Bank Gdanski SA GDR                             15,000        228,750
                                                         --------------
Russia 0.1%
Rao Gazprom ADR*                                 3,200         60,000

The accompanying notes are an integral part of the financial statements.


                                       45

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

INVESTMENT PORTFOLIO (cont'd)
                                                             Value
                                              Shares        (Note 1)
 ------------------------------------------------------  --------------
Singapore 1.4%
Development Bank of Singapore Ltd.*             25,000    $   299,965
Keppel Corp.                                    45,000        335,463
Singapore Press Holdings Ltd.*                  18,000        299,042
United Overseas Bank Ltd.*                      25,000        243,166
                                                         --------------
                                                            1,177,636
                                                         --------------
South Africa 0.2%
Sun International                              180,000        161,108
                                                         --------------
Spain 2.0%
Acerinox SA                                      2,500        299,777
Banco Bilbao Vizcaya SA                          9,000        437,321
Banco Popular Espanol SA*                        1,500        286,727
Iberdrola SA                                    20,250        215,046
Telefonica de Espana*                           18,000        361,143
                                                         --------------
                                                            1,600,014
                                                         --------------
Sweden 1.2%
ABB AB Series A*                                 2,500        283,240
Nordbanken AB*                                  27,500        723,497
                                                         --------------
                                                            1,006,737
                                                         --------------
Switzerland 3.5%
ABB AG                                             250        308,940
Ciba-Geigy AG                                      850      1,047,033
CS Holding AG*                                   3,000        299,644
Elektrowatt AG                                     750        284,810
Nestle SA                                          225        244,403
Schweiz Bankverein AG*                           2,000        385,285
SMH Neuenburg AG*                                  500        306,566
                                                         --------------
                                                            2,876,681
                                                         --------------
Taiwan 0.3%
Tung Ho Steel Enterprise GDR                    27,500        261,250
                                                         --------------
United Kingdom 9.9%
Alexon Group PLC*                              230,000        625,163
Arjo Wiggins Appleton PLC                      100,000        267,741
Barclays PLC                                    32,000        502,344
British Biotech PLC*                           200,000        735,677
British Petroleum Co. PLC                       55,000        591,044
BTR PLC                                         79,000        331,095
Euro Sales Finance PLC*                        163,560        332,764
Glaxo Wellcome PLC                              50,000        785,319
Guardian Royal Exchange PLC                    115,500        473,730
Inn Business Group PLC                         591,055        673,403
J. Sainsbury PLC                                50,000        296,224
Royal Bank Scotland Group PLC*                  40,000        327,474
Tarmac PLC                                     200,000        291,341
Unilever PLC                                    30,000        630,371
Upton & Southern Holdings PLC*               7,500,000        427,246
United Kingdom (cont'd)
Waverley Mining Finance PLC*                   814,280    $   861,462
                                                         --------------
                                                            8,152,398
                                                         --------------
Total Common Stocks (Cost $68,563,233)                     69,585,975
                                                         --------------
EQUITY-RELATED SECURITIES 2.0%
Amoy Properties Ltd. Cv. Pfd.                  510,000        493,425
Ashurst Technology Ltd. Units+               1,600,000        644,680
Baltic Republics Fund Pfd.*                      2,208        301,392
Upton & Southern Holdings PLC Cv. Pfd.         115,207        171,573
Upton & Southern Holdings PLC Wts.*            750,000         19,836
                                                         --------------
Total Equity-Related Securities (Cost $2,486,701)           1,630,906
                                                         --------------

                                     Principal     Maturity
                                        Amount       Date
 ------------------------------- --------------- -------------  --------------
CONVERTIBLE BONDS 9.6%
Asahi Glass Co. Cv. Bond, 1.90%    Japanese Yen
                                    95,000,000    12/26/2008         922,006
Kawasaki Heavy Industries Cv.
  Bond, 0.50%                      180,000,000    09/30/1998       1,822,055
Mitsui & Co. Cv. Bond, 1.05%        95,000,000     9/30/2009         892,802
                                     Swiss Franc
NEC Corp. Cv. Bond, 1.00%            1,700,000     3/31/1999       1,529,865
Bank of Tokyo/Mitsubishi Cv.
  Bond, 3.50%                     $  2,450,000     3/31/2004       2,500,531
Yageo Corp. Cv. Bond, 1.25%            200,000     7/24/2003         216,500
                                                                --------------
Total Convertible Bonds (Cost $8,282,452)                          7,883,759
                                                                --------------
Total Investments (Cost $79,332,386)--96.4%                       79,100,640
Other Assets, Less Liabilities--3.6%                               2,959,659
                                                                --------------
Net Assets--100.0%                                               $82,060,299
                                                                ==============
Federal Income Tax Information:
AtOctober 31, 1996, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $79,382,605 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost             $ 5,818,105
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value              (6,100,070)
                                                                --------------
                                                                 $  (281,965)
                                                                ==============

* Nonincome-producing securities.
  ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.
+ Security determined to be illiquid by the Directors.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1996

Assets
Investments, at value (Cost $79,332,386) (Note 1)            $79,100,640
Foreign currency, at value (Cost $4,563,890)                   4,576,284
Receivable for securities sold                                 2,530,517
Dividends and interest receivable                                162,412
Foreign tax receivable                                           126,972
Receivable for fund shares sold                                   60,378
Receivable from investment manager (Note 3)                       41,660
Deferred organization costs and other assets (Note 1)              2,713
                                                           ---------------
                                                              86,601,576
Liabilities
Payable for securities purchased                               3,258,637
Payable to custodian                                             476,476
Payable for fund shares redeemed                                 303,690
Accrued transfer agent and shareholder services
  (Note 2)                                                       148,603
Accrued management fee (Note 2)                                   73,518
Accrued distribution and service fees (Note 5)                    37,425
Accrued directors' fees (Note 2)                                  18,639
Other accrued expenses                                           224,289
                                                           ---------------
                                                               4,541,277
                                                           ---------------
Net Assets                                                   $82,060,299
                                                           ===============
Net Assets consist of:
 Unrealized depreciation of investments and  foreign
  currency                                                   $  (216,904)
 Accumulated net realized loss on investments and
   foreign currency                                           (2,108,047)
 Shares of beneficial interest                                84,385,250
                                                           ---------------
                                                             $82,060,299
                                                           ===============
Net Asset Value and redemption price per share of Class A
  shares ($21,116,261 / 2,289,362 shares of beneficial
  interest)                                                        $9.22
                                                           ===============
Maximum Offering Price per share of Class A shares ($9.22
  / .955)                                                          $9.65
                                                           ===============
Net Asset Value and offering price per share of Class B
  shares ($28,970,611 / 3,205,065 shares of beneficial
  interest)*                                                       $9.04
                                                           ===============
Net Asset Value, offering price and redemption price per
  share of Class C shares ($26,649,162 / 2,867,029 shares
  of beneficial interest)                                          $9.29
                                                           ===============
Net Asset Value and offering price per share of Class D
  shares ($5,324,265 / 589,346 shares of beneficial
  interest)*                                                       $9.03
                                                           ===============

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the year ended October 31, 1996

Investment Income
Dividends, net of foreign taxes of $154,813                 $ 1,219,761
Interest, net of foreign taxes of $1,116                        252,990
                                                          ---------------
                                                              1,472,751
Expenses
Management fee (Note 2)                                         921,649
Transfer agent and shareholder services (Note 2)                501,162
Custodian fee                                                   331,794
Reports to shareholders                                         102,872
Registration fees                                                74,104
Service fee--Class A (Note 5)                                    61,863
Distribution and service fees--Class B (Note 5)                 329,552
Distribution and service fees--Class D (Note 5)                  72,143
Audit fee                                                        44,551
Directors' fees (Note 2)                                         18,639
Amortization of organization costs (Note 1)                      17,536
Legal fees                                                       10,728
Miscellaneous                                                    31,243
                                                          ---------------
                                                              2,517,836
Expenses borne by the investment manager (Note 3)              (452,847)
                                                          ---------------
                                                              2,064,989
                                                          ---------------
Net investment loss                                            (592,238)
                                                          ---------------
Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency
Net realized loss on investments (Notes 1 and 4)             (1,497,472)
Net realized loss on foreign currency (Note 1)                 (880,450)
                                                          ---------------
 Total net realized loss                                     (2,377,922)
                                                          ---------------
Net unrealized appreciation of investments                    1,038,313
Net unrealized appreciation of foreign currency                 562,951
                                                          ---------------
 Total net unrealized appreciation                            1,601,264
                                                          ---------------
Net loss on investments and foreign currency                   (776,658)
                                                          ---------------
Net decrease in net assets resulting from operations        $(1,368,896)
                                                          ===============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                      Year ended October 31
                                  -------------------------------
                                      1996             1995
 ------------------------------- ---------------  ---------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss                $  (592,238)    $   (794,085)
Net realized loss on
  investments and foreign
  currency*                         (2,377,922)        (441,233)
Net unrealized appreciation
  (depreciation) of investments
  and foreign currency               1,601,264       (9,361,750)
                                 ---------------  ---------------
Net decrease resulting from
  operations                        (1,368,896)     (10,597,068)
                                 ---------------  ---------------
Distribution from net realized gains:
 Class A                                    --       (1,132,506)
 Class B                                    --       (1,086,016)
 Class C                                    --       (2,059,288)
 Class D                                    --         (138,131)
                                 ---------------  ---------------
                                            --       (4,415,941)
                                 ---------------  ---------------
Net increase (decrease) from
  fund share transactions
  (Note 6)                          (6,239,509)       6,433,624
                                 ---------------  ---------------
Total decrease in net assets        (7,608,405)      (8,579,385)

Net Assets
Beginning of year                   89,668,704       98,248,089
                                 ---------------  ---------------
End of year                        $82,060,299     $ 89,668,704
                                 ===============  ===============
*Net realized loss for Federal
  income tax purposes (Note 1)     $(1,469,788)    $   (588,041)
                                 ===============  ===============

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 1996

Note 1

State Street Research International Equity Fund (the "Fund"), is a diversified series of State Street Research Portfolios, Inc. ("Portfolios"), which was organized as a Maryland corporation in April, 1991 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in January, 1992. Portfolios consists presently of two separate funds: State Street Research International Equity Fund and State Street Research International Fixed Income Fund.

The investment objective of the fund is to achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies. Non-U.S. companies for these purposes are companies domiciled outside the United States.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and annual service fees of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Directors declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Securities traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price. Each security traded primarily on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is valued at the mean between the last current bid and asked prices or

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. All non-U.S. securities traded in the over-the-counter market are valued at the last sale quote or the last closing bid price, if there is no active trading in a particular security for a given day. Portfolio securities traded both in the over-the-counter market and on a securities exchange are valued according to the broadest and most representative market. Securities for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Portfolios.

D. Dividends

Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At October 31, 1996, the Fund had a capital loss carryforward of $2,057,829 available, to the extent provided in regulations, to offset future capital gains, if any, of which $588,041 and $1,469,788 expires on October 31, 2003 and 2004, respectively.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

Note 2

The Fund and State Street Research Investment Services, Inc., the Fund's investment manager and principal underwriter (the "Investment Manager" and "Distributor"), a wholly owned, indirect subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Investment Manager receives monthly fees at an annual rate of 0.95% of the Fund's average daily net assets. The Investment Manager has entered into a Sub-Investment Management Agreement with GFM International Investors Limited (the "Sub-Investment Manager"), a substantially wholly owned, indirect subsidiary of Metropolitan, pursuant to which the Sub-Investment Manager has assumed the overall responsibility for managing the investments of the Fund. During the year ended October 31, 1996, the Fund paid the Investment Manager $921,649 in management fees. The Fund has no responsibility for the payment of fees to the Sub-Investment Manager.

State Street Research Shareholder Services, a division of the Distributor, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the year ended October 31, 1996, the amount of such expenses was $158,321.

The fees of the Directors not currently affiliated with the Investment Manager amounted to $18,639 during the year ended October 31, 1996.

Note 3

The Investment Manager or affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended October 31, 1996, the amount of such assumed expenses was $452,847.

Note 4

For the year ended October 31, 1996, purchases and sales of securities, exclusive of short-term obligations, aggregated $112,506,420 and $107,280,061, respectively.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

Note 5

Portfolios has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended October 31, 1996, fees pursuant to such plan amounted to $61,863, $329,552 and $72,143 for Class A, Class B and Class D, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $19,830 and $93,794, respectively, on sales of Class A shares of the Fund during the year ended October 31, 1996, and that MetLife Securities, Inc. earned commissions aggregating $170,143 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $139,376 and $4,578 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 6

The authorized capital stock of the Fund currently consists of 100,000,000 shares, $.01 par value per share. The Fund reserves the right to issue additional classes of shares.

Share transactions were as follows:

                                                                           Year ended October 31
                                                       --------------------------------------------------------------
                                                                   1996                            1995
                                                      ------------------------------  -------------------------------
Class A                                                   Shares          Amount         Shares           Amount
- ----------------------------------------------------- -------------- --------------- --------------  ----------------
Shares sold                                              1,219,188     $ 11,886,027     1,597,600      $ 15,459,854
Issued upon reinvestment of distribution from net
  realized gains                                                --               --       112,688         1,095,324
Shares repurchased                                      (1,339,064)     (12,879,562)   (1,357,862)      (12,966,664)
                                                      -------------- --------------- --------------  ----------------
Net increase (decrease)                                   (119,876)    $   (993,535)      352,426      $  3,588,514
                                                      ============== =============== ==============  ================
Class B                                                  Shares           Amount         Shares           Amount
- ----------------------------------------------------- -------------- --------------- --------------  ----------------
Shares sold                                              1,649,800     $ 15,674,421     1,891,639      $ 18,088,917
Issued upon reinvestment of distribution from net
  realized gains                                                --               --       108,264         1,045,778
Shares repurchased                                      (1,439,371)     (13,641,573)     (734,821)       (6,927,600)
                                                      -------------- --------------- --------------  ----------------
Net increase                                               210,429     $  2,032,848     1,265,082      $ 12,207,095
                                                      ============== =============== ==============  ================
Class C                                                  Shares           Amount         Shares           Amount
- ----------------------------------------------------- -------------- --------------- --------------  ----------------
Shares sold                                                945,704     $  9,234,435     1,440,157      $ 13,962,911
Issued upon reinvestment of distribution from net
  realized gains                                                --               --       207,652         2,026,671
Shares repurchased                                      (1,687,889)     (16,384,857)   (3,000,375)      (29,391,886)
                                                      -------------- --------------- --------------  ----------------
Net decrease                                              (742,185)    $ (7,150,422)   (1,352,566)     $(13,402,304)
                                                      ============== =============== ==============  ================
Class D                                                  Shares           Amount         Shares           Amount
- ----------------------------------------------------- -------------- --------------- --------------  ----------------
Shares sold                                                377,202     $  3,629,056       555,007      $  5,321,534
Issued upon reinvestment of distribution from net
  realized gains                                                --               --        13,592           131,305
Shares repurchased                                        (403,584)      (3,757,456)     (148,231)       (1,412,520)
                                                      -------------- --------------- --------------  ----------------
Net increase (decrease)                                    (26,382)    $   (128,400)      420,368      $  4,040,319
                                                      ============== =============== ==============  ================

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

                                                          Class A                              Class B
                                            ------------------------------------ ------------------------------------
                                                   Year ended October 31                Year ended October 31
                                            ------------------------------------ ------------------------------------
                                             1996***     1995***       1994**      1996***     1995***      1994**
- ------------------------------------------ ----------- ------------ ------------ ----------------------- -----------
Net asset value, beginning of year           $  9.34     $ 10.98      $ 10.54      $  9.22     $ 10.93      $ 10.54
Net investment loss*                           (0.04)      (0.08)       (0.04)       (0.11)      (0.15)       (0.06)
Net realized and unrealized gain (loss) on
  investments  and foreign currency            (0.08)      (1.04)        0.48        (0.07)      (1.04)        0.45
Distributions from net realized gains             --       (0.52)          --           --       (0.52)          --
                                           ----------- ------------ ------------ ----------------------- -----------
Net asset value, end of year                 $  9.22     $  9.34      $ 10.98      $  9.04     $  9.22      $ 10.93
                                           =========== ============ ============ ======================= ===========
Total return                                   (1.28)%+   (10.38)%+     (4.17)%+++   (1.95)%+   (11.09)%+      3.70%+++
Net assets at end of year (000s)             $21,116     $22,497      $22,579      $28,971     $27,614      $18,904
Ratio of operating expenses to average net
assets*                                         1.90%       1.90%        1.90%++      2.65%       2.65%        2.65%++
Ratio of net investment loss to average
  net assets*                                  (0.37)%     (0.82)%      (0.87)%++    (1.13)%     (1.54)%      (1.61)%++
Portfolio turnover rate                       132.36%     100.68%       80.60%      132.36%     100.68%       80.60%
Average commission rate@                     $0.0069          --           --      $0.0069          --           --
*Reflects voluntary assumption of fees or
  expenses per share in each year (Note 3)   $  0.05     $  0.06      $  0.03      $  0.05     $  0.06      $  0.03

                                                        Class C                                          Class D
                              ----------------------------------------------------------- -----------------------------------
                                                 Year ended October 31                            Year ended October 31
                              ----------------------------------------------------------- -----------------------------------
                                1996***     1995***       1994       1993      1992****     1996***      1995***        1994**
- ----------------------------- ----------- ------------  ---------  ---------------------- ----------- ------------  -------
Net asset value, beginning of
  year                          $  9.39     $ 11.01     $  9.56    $  6.50     $  7.40      $  9.22      $ 10.93      $10.54
Net investment income (loss)*     (0.02)      (0.05)      (0.07)     (0.02)       0.04        (0.11)       (0.15)      (0.07)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency            (0.08)      (1.05)       2.09       3.17       (0.94)       (0.08)       (1.04)       0.46
Dividends from net investment
  income                             --          --       (0.05)     (0.04)         --           --           --          --
Distributions from net
  realized gains                     --       (0.52)      (0.52)     (0.05)         --           --        (0.52)         --
                                -------     -------     -------    -------     -------      -------      -------      ------
Net asset value, end of year    $  9.29     $  9.39     $ 11.01    $  9.56     $  6.50      $  9.03      $  9.22      $10.93
                                =======     =======     =======    =======     =======      =======      =======      ======
Total return                      (1.06)%+   (10.16)%+    22.73%+    48.95%+    (12.16)%+++   (2.06)%+    (11.09)%+     3.70%+++
Net assets at end of year
  (000s)                        $26,649     $33,883     $54,631    $27,767     $10,418      $ 5,324      $ 5,674      $2,134
Ratio of operating expenses
  to average net assets*           1.65%       1.65%       1.65%      1.65%       1.65%++      2.65%        2.65%       2.65%++
Ratio of net investment
  income (loss) to average
  net assets*                     (0.16)%     (0.51)%     (0.75)%    (0.37)%      0.79%++     (1.10)%      (1.55)%      (1.62)%++
Portfolio turnover rate          132.36%     100.68%      80.60%    116.12%      77.83%      132.36%      100.68%       80.60%
Average commission rate@        $0.0069          --          --         --          --      $0.0069           --           --
*Reflects voluntary
 assumption of fees or
 expenses per share in each
year (Note 3)                   $  0.05     $  0.06     $  0.05    $  0.08     $  0.10      $  0.05      $  0.06      $  0.03

  ** March 1, 1994 (commencement of share class designations) to October 31,
     1994.
 *** Per-share figures have been calculated using the average shares method. **** January 22, 1992 (commencement of operations) to October 31, 1992.
  ++ Annualized.
   + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Investment Manager and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
 +++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Investment Manager and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
   @ For fiscal years beginning on or after November 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of State Street
Research Portfolios, Inc. and the Shareholders of
State Street Research International Equity Fund

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of State Street Research International Equity Fund (a series of State Street Research Portfolios, Inc.) as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years then ended and the financial highlights for each of the years in the five year period ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of State Street Research International Equity Fund (a series of State Street Research Portfolios, Inc.) at October 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
December 16, 1996

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

International stocks significantly trailed the returns offered by U.S. stocks in the past year, in part because the overseas economies have recovered more slowly than the U.S. economy. International Equity Fund underperformed the average return provided by Lipper Analytical Services' International Funds category (does not reflect sales charge).

International Equity Fund underperformed because of disappointing results in certain key markets, such as Japan earlier in the year and France more recently. In addition, a significant position in raw materials-related stocks hurt performance in late 1995 and early 1996. Lastly, small-company stocks underperformed larger-cap stocks, and value stocks underperformed growth-oriented stocks.

The Fund increased its position in financial stocks in order to take advantage of declining interest rates overseas. Another change was a reduction in the Fund's positions in stocks of companies engaged in gold mining. In late 1995, gold stocks represented approximately 6% of the portfolio; currently they stand at approximately 1%.

Over the past year, the Fund has reduced its holdings in small-capitalization stocks and increased its holdings in stocks represented in the EAFE index.

The Morgan Stanley EAFE (Europe, Australia, Far East) Index is a commonly-used measure of international stock market performance. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only. All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Shares of the Fund had no class designations until March 1, 1994, when designations were assigned based on the pricing and 12b-1 fees applicable to shares sold thereafter. Performance for a class include periods prior to the adoption of class designations. Performance prior to March 1, 1994, does not reflect annual 12b-1 fees of .25% for "A" shares and 1% for "B" and "D" shares, which will reduce subsequent performance. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions. Performance results for the Fund are increased by the investment manager's voluntary reduction of fees and expenses related to the Fund. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

Change In Value Of $10,000
Based On The Morgan Stanley EAFE Index Compared
To Change In Value of $10,000 Invested In
International Equity Fund

[Data for Line Charts]

Class A Shares

Average Annual Total Return
- -------------------------------
1 Year             Life of Fund
- -------------------------------
- -5.73%/-6.31%  -6.41%/+5.48%

$22,000
 18,000
 14,000
 10,000
  6,000

$14,732         $13,460

 1/22/92        9550      10000
10/31/92        8389       8845
10/31/93       12430      12158
10/31/94       15213      13385
10/31/95       13635      13335
10/31/96       13460      14732

Class B Shares

Average Annual Total Return
- -------------------------------
1 Year             Life of Fund
- -------------------------------
- -6.85%/-7.47%  +6.68%/+5.73%

$22,000
 18,000
 14,000
 10,000
  6,000

$14,732         $13,623


 1/22/92       10000      10000
10/31/92        8784       8845
10/31/93       13015      12158
10/31/94       15858      13385
10/31/95       14098      13335
10/31/96       13623      14732

Class C Shares

Average Annual Total Return
- -------------------------------
1 Year             Life of Fund
- -------------------------------
- -1.06%/-1.67%  -7.61%/+6.66%

$22,000
 18,000
 14,000
 10,000
  6,000

$14,732         $14,198



 1/22/92       10000      10000
10/31/92        8784       8845
10/31/93       13015      12158
10/31/94       15974      13385
10/31/95       14351      13335
10/31/96       14198      14732

Class D Shares

Average Annual Total Return
- -------------------------------
1 Year             Life of Fund
- -------------------------------
- -3.04%/-3.66%  +6.98%/+6.04%

$22,000
 18,000
 14,000
 10,000
  6,000

$14,732         $13,808

 1/22/92       10000      10000
10/31/92        8784       8845
10/31/93       13015      12158
10/31/94       15858      13385
10/31/95       14098      13335
10/31/96       13808      14732


LEGEND:
Solid Line:  International Equity Fund
Dashed Line: Morgan Stanley EAFE Index

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
April 30, 1997

--------------------------------------------------------------------------------
                                                         Value
                                           Shares      (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS 98.7%
Australia 5.6%
Amcor Ltd. ..............................    45,000   $   296,046
Broken Hill Proprietary Co. Ltd.   ......    40,000       563,987
CRA Ltd.*  ..............................    32,000       477,143
GIO Australia Holdings Ltd.  ............   140,000       414,879
Lend Lease Corp. ........................    10,000       191,375
National Australia Bank   ...............    35,000       479,022
News Corp. Ltd.  ........................    75,000       345,668
Normandy Mining Ltd.*  ..................   150,000       183,654
North Ltd.*   ...........................   115,000       405,634
Pasminco Ltd.*   ........................   115,000       218,826
Woolworths Ltd.  ........................   100,000       294,783
                                                      -----------
                                                        3,871,017
                                                      -----------
Austria 0.9%
Bohler Uddeholm AG* .....................     3,000       216,458
EVN Energie-Versorgung AG ...............     1,500       185,553
VA Stahl AG*  ...........................     5,950       234,923
                                                      -----------
                                                          636,934
                                                      -----------
Belgium 1.1%
GPE Bruxelles*   ........................     1,890       277,553
Kredietbank*  ...........................       750       292,133
Societe Generale de Belgique*   .........     2,340       208,145
                                                      -----------
                                                          777,831
                                                      -----------
Bermuda 0.5%
Isleinvest Ltd.*+   .....................    95,821       377,248
                                                      -----------
Canada 0.8%
Advanced Material Resources Ltd.*  ......   133,000       337,974
Kemgas Ltd.*  ...........................   200,000       239,800
                                                      -----------
                                                          577,774
                                                      -----------
Channel Islands 0.2%
India Fund Cl. B+   .....................   100,000       162,075
                                                      -----------
China 0.6%
Beijing Datang Power
  Generation Co. Ltd.  ..................   395,000       205,238
Guangshen Railway*  .....................   365,000       174,337
                                                      -----------
                                                          379,575
                                                      -----------
Croatia 0.6%
Pliva d.d. GDR*[dbldag]   ...............     9,000       143,824
Zagrebacka Banka GDR*  ..................     7,000       247,625
                                                      -----------
                                                          391,449
                                                      -----------

--------------------------------------------------------------------------------
                                                          Value
                                           Shares       (Note 1)
--------------------------------------------------------------------------------
France 9.6%
Alcatel Alsthom* ........................     4,400   $   489,266
AXA* ....................................     9,000       553,739
Axime*  .................................     1,125       135,312
Cap Gemini*   ...........................     5,150       311,921
Cie de Michelin Cl. B* ..................     6,000       335,235
Cie de St. Gobain*  .....................     1,600       214,375
Cie Financiere Paribas Cl. A*   .........     5,200       327,957
Credit Commerce France*   ...............     6,000       266,255
Credit Local de Fractional*  ............     4,075       377,024
Danone* .................................     3,200       466,033
Eaux Cie Generale*  .....................     3,500       487,535
Elf Aquitaine SA*   .....................     3,000       290,928
L'Air Liquide*   ........................     2,300       346,389
Lafarge*   ..............................     6,000       393,524
Schneider SA*    ........................     7,000       394,586
Total SA Cl. B*  ........................     4,750       393,900
Union Assured Federales*  ...............     2,500       297,696
Usinor Sacilor*  ........................    15,200       229,699
Valeo SA   ..............................     5,000       308,404
                                                      -----------
                                                        6,619,778
                                                      -----------
Germany 9.5%
Adidas AG* ..............................     1,600       166,763
Allianz AG*   ...........................     4,350       843,977
BASF AG*   ..............................    17,575       677,913
Bayer AG*  ..............................     7,650       304,357
Commerzbank AG*  ........................    17,750       476,087
Daimler-Benz AG* ........................     8,275       614,485
Deutsche Bank AG*   .....................     4,000       211,110
Deutsche Telekom AG*   ..................    13,500       292,950
MAN AG* .................................     1,013       291,885
Metallgesellschaft AG* ..................     8,100       167,444
Siemens AG ..............................    13,075       708,185
Thyssen AG ..............................     2,445       532,964
Viag AG*   ..............................     1,220       542,442
Volkswagen AG*   ........................     1,120       712,045
                                                      -----------
                                                        6,542,607
                                                      -----------
Hong Kong 1.8%
Hong Kong & China Gas Co. Ltd.  .........   222,000       352,495
Hutchison Whampoa*  .....................    30,000       222,681
Swire Pacific Ltd. Cl. A* ...............    40,000       308,526
Swire Pacific Ltd. Cl. B* ...............    50,000        66,482
Television Broadcasts Ltd.*  ............    65,000       266,830
                                                      -----------
                                                        1,217,014
                                                      -----------
Indonesia 0.3%
PT Indosat ADR*  ........................     6,300       173,250
                                                      -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                            Value
                                               Shares      (Note 1)
--------------------------------------------------------------------------------
Ireland 0.1%
Peterhead Group PLC* ........................    58,107   $    58,875
                                                          -----------
Israel 0.2%
Koor Industries Ltd. ADR   ..................     9,500       165,062
                                                          -----------
Italy 2.4%
Assic Generali*   ...........................    12,500       209,164
Banca Popular di Milano*   ..................    45,000       221,560
Credito Italiano* ...........................   235,000       329,405
Edison SPA* .................................    32,500       172,354
ENI SPA*    .................................    60,000       304,525
Stet* .......................................    85,000       401,872
                                                          -----------
                                                            1,638,880
                                                          -----------
Japan 28.1%
Alps Electric Co.*   ........................    35,000       408,083
Amada Co.*  .................................    36,000       269,146
Asahi Bank* .................................    90,000       550,912
Bank of Tokyo* ..............................    40,000       633,395
Canon Inc.  .................................    15,000       355,694
Clarion Co.*   ..............................   105,000       363,966
Dai Nippon Printing* ........................    20,000       360,815
Dai-Ichi Kangyo Bank Ltd.* ..................   100,000     1,095,049
Denso Corp. .................................    17,000       387,048
Fanuc*   ....................................    10,000       341,119
Fujikura ....................................    65,000       485,445
Kao Corp.*  .................................    31,000       361,445
Kirin Brewery Co.*   ........................    50,000       433,293
Kubota Corp.*  ..............................   115,000       530,902
Kumagai Gumi Co.* ...........................   120,000       160,712
Mitsubishi Chemical Corp.* ..................   105,000       353,212
Mitsubishi Estate Co. Ltd. ..................    60,000       756,293
Mitsubishi Heavy Industries Ltd.*   .........    50,000       330,090
Mitsui & Co.   ..............................    49,000       374,058
Mitsui Engineering & Shipbuilding Co. Ltd.*     210,000       360,657
Nippon Telegraph & Telephone Corp.* .........       155     1,092,882
Nissan Fire & Marine Insurance   ............    89,250       305,855
Nomura Securities ...........................   150,000     1,678,024
Ono Pharmaceutical   ........................    20,000       567,219
Rohm Co. ....................................     5,000       387,600
Secom Co.*  .................................     6,000       356,875
Sekisui Chemical  ...........................    75,000       720,841
Sharp Corp.*   ..............................    27,000       350,967
Showa Denko*   ..............................   150,000       356,875
Sony Corp.  .................................     5,000       363,966
Sumitomo Electric Industries  ...............    25,000       338,756
TDK Corp.   .................................     5,000       360,421
Teijin Ltd.*   ..............................   100,000       404,144

--------------------------------------------------------------------------------
                                                             Value
                                               Shares      (Note 1)
--------------------------------------------------------------------------------
Japan (cont'd)
Tokio Marine & Fire Insurance Co. Ltd. ......    36,000   $   351,676
Tokyo Nissan Auto Sales Co. Ltd.*   .........    23,000        72,478
Tokyo Steel Manufacturing* ..................    35,000       374,995
Toto* .......................................    40,000       400,894
Toyo Seikan Kaisha*  ........................    20,000       367,117
Toyoda Automatic Loom Works*  ...............    20,000       359,239
Yamanouchi Pharmaceutical Co.*   ............    17,000       362,942
Yasuda Trust & Banking*    ..................   220,000       514,752
Yokogawa Electric*   ........................    55,000       385,197
                                                          -----------
                                                           19,385,049
                                                          -----------
Korea 0.5%
Korea Electric Power Corp. ADR*  ............     8,400       142,800
Samsung Electronics Ltd. GDR*[dbldag]  ......    10,000       233,700
                                                          -----------
                                                              376,500
                                                          -----------
Luxembourg 0.3%
Arbed SA*   .................................     2,000       204,040
                                                          -----------
Malaysia 0.5%
Commerce Asset Holdings BHD*  ...............    25,000       149,355
Renong BHD* .................................   150,000       205,512
                                                          -----------
                                                              354,867
                                                          -----------
Mexico 0.3%
Grupo Carso SA de CV*   .....................    30,000       173,284
                                                          -----------
Netherlands 6.2%
ABN Amro Holdings NV*   .....................     5,000       343,633
Ahold Kon NV*  ..............................     5,000       341,323
Akzo Nobel NV* ..............................     2,500       322,076
Gucci Group NV*   ...........................     5,600       388,500
ING Groep NV*  ..............................    21,250       834,381
Kon Ptt*    .................................    12,000       426,218
Royal Dutch Petroleum Co.* ..................     7,200     1,286,783
Ver Ned Uitgevers ...........................    16,000       330,955
                                                          -----------
                                                            4,273,869
                                                          -----------
New Zealand 0.2%
Fletcher Challenge   ........................    55,000       154,419
                                                          -----------
Norway 0.6%
Storebrand ASA Series A*   ..................    65,000       399,792
                                                          -----------
Panama 0.2%
Banco Latinoamericano de Exportaciones
  SA Cl. E  .................................     3,500       160,563
                                                          -----------
Philippines 0.2%
Philippine Long Distance Telephone Co. ADR*       3,000       167,250
                                                          -----------
Poland 0.3%
Bank Gdanski SA GDR*++  .....................    15,000       202,986
                                                          -----------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        Value
                                                        Shares        (Note 1)
--------------------------------------------------------------------------------
Russia 0.2%
Rao Gazprom ADR*++  ................................     8,800     $   137,280
                                                                   -----------
Singapore 1.6%
Development Bank of Singapore Ltd.* ................    25,000         297,064
Keppel Corp.*  .....................................    81,250         353,627
Parkway Holdings Ltd.*  ............................    50,000         203,799
United Overseas Bank Ltd.* .........................    25,000         234,888
                                                                   -----------
                                                                     1,089,378
                                                                   -----------
Spain 2.9%
Acerinox SA ........................................     2,000         292,193
Banco Bilbao Vizcaya SA ............................     5,950         400,451
Banco Popular Espagnol SA  .........................     1,264         268,007
Repsol SA   ........................................     7,250         303,974
Tabacalera SA Series A*    .........................     6,750         338,874
Telefonica de Espagna   ............................    15,040         385,245
                                                                   -----------
                                                                     1,988,744
                                                                   -----------
Sweden 1.0%
ABB AB Series A   ..................................    25,000         304,345
Skandia Foersaekrings AB   .........................    14,150         409,455
                                                                   -----------
                                                                       713,800
                                                                   -----------
Switzerland 5.6%
Ciba Specialty Chemicals AG*  ......................     2,653         228,567
CS Holding AG* .....................................     2,820         317,563
Holderbank Financiere Glarus AG* ...................        76          59,136
Nestle SA*  ........................................       745         904,654
Novartis AG ........................................       853       1,123,754
Roche Holdings AG*   ...............................        72         608,100
Schweiz Bankverein AG*  ............................     1,010         220,623
Sudelektra Holding*  ...............................       180         151,414
Zurich Versicherun*  ...............................       850         279,086
                                                                   -----------
                                                                     3,892,897
                                                                   -----------
United Kingdom 15.8%
Arjo Wiggins Appleton PLC  .........................   100,000         298,217
Ascot Holdings PLC*  ...............................    16,000          73,647
Ashurst Technology Ltd.+   .........................   250,000         178,955
Bass PLC*   ........................................    25,000         322,528
BAT Industries PLC   ...............................    81,000         681,345
BG PLC*  ...........................................   119,000         343,306
BOC Group PLC  .....................................    25,000         382,800
British Biotech PLC* ...............................    59,000         232,366
British Petroleum Co. PLC  .........................    90,000       1,032,739
British Telecom PLC* ...............................   155,000       1,135,494
BTR PLC  ...........................................    79,000         322,658
Cable & Wireless PLC*   ............................    45,000         346,526

--------------------------------------------------------------------------------
                                                                    Value
                                                       Shares      (Note 1)
--------------------------------------------------------------------------------
United Kingdom (cont'd)
Commercial Union PLC ...............................    26,000     $   286,548
Euro Sales Finance PLC Cl. A+*   ...................   163,560         331,362
Glaxo Wellcome PLC   ...............................    55,000       1,081,280
Great University Stores PLC*  ......................    34,000         352,674
Guinness PLC*  .....................................    75,000         619,935
J. Sainsbury PLC  ..................................    50,000         268,233
Lasmo PLC   ........................................    45,000         162,642
Marks & Spencer PLC* ...............................    45,000         356,645
National Westminster Bank PLC ......................    28,000         331,280
Northern Foods PLC*  ...............................    62,000         209,011
Rank Group PLC .....................................    48,000         330,632
Rolls Royce PLC   ..................................    55,000         216,613
Sun Life & Provincial Holdings PLC  ................    36,000         173,874
Unilever NV ........................................    33,000         866,986
                                                                   -----------
                                                                    10,938,296
                                                                   -----------
Total Common Stocks (Cost $64,918,412) .............                68,202,383
                                                                   -----------
EQUITY-RELATED SECURITIES 0.9%
General Property Trust Units  ......................   100,000         183,264
Daimler-Benz AG Rts.*   ............................     8,275             956
GEA AG Pfd.*   .....................................       700         238,480
Upton & Southern Holdings PLC Cv. Pfd. *  ..........   115,207         187,655
                                                                   -----------
Total Equity-Related Securities (Cost $620,154) ....                   610,355
                                                                   -----------
Total Investments (Cost $65,538,566)--99.6%  .......                68,812,738
Cash and Other Assets, Less Liabilities--0.4%   ....                   279,792
                                                                   -----------
Net Assets--100.0%   ...............................               $69,092,530
                                                                   ===========
Federal Income Tax Information:
At April 30, 1997, the net unrealized appreciation
  of investments based on cost for Federal income
   tax purposes of $65,538,566 was as follows:
Aggregate gross unrealized appreciation for
  all investments in which there is an excess
  of value over tax cost  ..........................               $ 6,123,632
Aggregate gross unrealized depreciation for
  all investmentsin which there is an excess of                     (2,849,460)
  tax cost over value  .............................               -----------
                                                                   $ 3,274,172
                                                                   ===========

-------------------------------------

  * Nonincome-producing securities.

    ADR and GDR stand for American Depositary Receipt and Global Depositary Receipt, respectively, representing ownership of foreign securities.

 +  Security determined to be illiquid by the Directors.

++ Security restricted as to public resale. At April 30, 1997, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities at April 30, 1997 were $661,808 and $717,790 (1.04% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 1997

Assets
Investments, at value (Cost $65,538,566) (Note 1)  ...  $68,812,738
Foreign currency, at value (Cost $2,536,420) .........    2,525,377
Receivable for securities sold   .....................    3,798,606
Dividends and interest receivable   ..................      229,273
Foreign tax receivable  ..............................      115,207
Receivable from Distributor (Note 3)   ...............       76,356
Receivable for fund shares sold  .....................       48,645
                                                        -----------
                                                         75,606,202
Liabilities
Payable for securities purchased .....................    5,733,007
Accrued transfer agent and shareholder services
  (Note 2)  ..........................................      212,877
Payable for fund shares redeemed .....................       93,739
Payable to custodian .................................       76,084
Accrued management fee (Note 2)  .....................       56,959
Accrued directors' fees (Note 2) .....................       45,308
Accrued distribution and service fees (Note 5)  ......       28,238
Other accrued expenses  ..............................      267,460
                                                        -----------
                                                          6,513,672
                                                        -----------
Net Assets                                              $69,092,530
                                                        ===========
Net Assets consist of:
 Unrealized appreciation of investments
   and foreign currency ..............................  $ 3,252,296
 Accumulated net realized loss on investments
   and foreign currency ..............................   (3,388,496)
 Shares of beneficial interest   .....................   69,228,730
                                                        -----------
                                                        $69,092,530
                                                        ===========
Net Asset Value and redemption price per share of
  Class A shares ($18,216,398 [dividedby] 1,927,565
  shares of beneficial interest)  ....................        $9.45
                                                              =====
Maximum Offering Price per share of Class A shares
  ($9.45 [dividedby] .955) ...........................        $9.90
                                                              =====
Net Asset Value and offering price per share of
  Class B shares ($24,362,549 [dividedby] 2,640,018
  shares of beneficial interest)* ....................        $9.23
                                                              =====
Net Asset Value, offering price and redemption price
  per share of Class C shares ($22,996,762 [dividedby]
  2,411,598 shares of beneficial interest) ...........        $9.54
                                                              =====
Net Asset Value and offering price per share of
  Class D shares ($3,516,821 [dividedby] 381,292
  shares of beneficial interest)* ....................        $9.22
                                                              =====

-------------------------------------
* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended April 30, 1997

Investment Income
Dividends, net of foreign taxes of $71,402 ............   $  472,064
Interest, net of foreign taxes of $48..................       17,839
                                                          ----------
                                                             489,903
Expenses
Management fee (Note 2)  ..............................      349,709
Transfer agent and shareholder services (Note 2) ......      208,231
Custodian fee   .......................................      154,709
Reports to shareholders  ..............................       63,813
Audit fee .............................................       22,330
Service fee-Class A (Note 5)   ........................       23,853
Distribution and service fees-Class B (Note 5)   ......      131,871
Distribution and service fees-Class D (Note 5)   ......       21,399
Directors' fees (Note 2) ..............................        7,743
Legal fees   ..........................................        3,072
Amortization of organization costs (Note1) ............        2,697
Registration fees  ....................................        1,140
Miscellaneous   .......................................        9,571
                                                          ----------
                                                           1,000,138
Expenses borne by the Distributor (Note 3) ............     (216,427)
                                                          ----------
                                                             783,711
                                                          ----------
Net investment loss   .................................     (293,808)
                                                          ----------
Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
Net realized loss on investments (Notes 1 and 4) ......   (1,179,201)
Net realized loss on foreign currency (Note 1)   ......     (101,248)
                                                          ----------
  Total net realized loss   ...........................   (1,280,449)
                                                          ----------
Net unrealized appreciation of investments ............    3,505,918
Net unrealized depreciation of foreign currency  ......      (36,718)
                                                          ----------
  Total net unrealized appreciation  ..................    3,469,200
                                                          ----------
Net gain on investments and foreign currency  .........    2,188,751
                                                          ----------
Net increase in net assets resulting from operations      $1,894,943
                                                          ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
April 30, 1997

                                      Six months ended       Year ended
                                       April 30, 1997     October 31, 1996
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ...............     $   (293,808)       $   (592,238)
Net realized loss on investments
  and foreign currency* ...........       (1,280,449)         (2,377,922)
Net unrealized appreciation of
  investments and foreign
  currency ........................        3,469,200           1,601,264
                                        ------------        ------------
Net increase (decrease) resulting
  from operations .................        1,894,943          (1,368,896)
                                        ------------        ------------
Net decrease from fund share
  transactions (Note 6)   .........      (14,862,712)         (6,239,509)
                                        ------------        ------------
Total decrease in net assets ......      (12,967,769)         (7,608,405)

Net Assets
Beginning of period ...............       82,060,299          89,668,704
                                        ------------        ------------
End of period .....................     $ 69,092,530        $ 82,060,299
                                        ============        ============
* Net realized loss for Federal
  income tax purposes (Note 1)  ...     $   (965,200)       $ (1,469,788)
                                        ============        ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1997

Note 1

State Street Research International Equity Fund (the "Fund"), is a diversified series of State Street Research Portfolios, Inc. ("Portfolios"), which was organized as a Maryland corporation in April, 1991 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in January, 1992. Portfolios consists presently of two separate funds: State Street Research International Equity Fund and State Street Research International Fixed Income Fund.

The investment objective of the Fund is to achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies. Non-U.S. companies for these purposes are companies domiciled outside the United States.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Directors declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. Investment Valuation

Securities traded on domestic stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last reported sales price. Each security traded primarily on non-domestic securities exchanges is generally valued at the preceding closing value of such security on the exchange where it is primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Directors or its delegates. If no closing price is available, then such security is valued at the mean between the last current bid and asked prices or


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

by using the last available closing price. Domestic securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from two or more dealers that make markets in the securities. All non-U.S. securities traded in the over-the-counter market are valued at the last sale quote or the last closing bid price, if there is no active trading in a particular security for a given day. Portfolio securities traded both in the over-the-counter market and on a securities exchange are valued according to the broadest and most representative market. Securities for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Directors. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Net Investment Income

Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Portfolios.

D. Dividends

Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. Federal Income Taxes

No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At October 31, 1996, the Fund had a capital loss carryforward of $2,057,829 available, to the extent provided in regulations, to offset future capital gains, if any, of which $588,041 and $1,469,788 expires on October 31, 2003 and 2004, respectively.

F. Deferred Organization Costs

Certain costs incurred in the organization and registration of the Fund were capitalized and amortized under the straight-line method over a period of five years.

G. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


Note 2

The Fund and State Street Research & Management Company (the "Investment Manager"), a wholly owned, indirect subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Investment Manager receives monthly fees at an annual rate of 0.95% of the Fund's average daily net assets. The Investment Manager has entered into a Sub-Investment Management Agreement with GFM International Investors Limited (the "Sub-Investment Manager"), an affiliate of the Investment Manager and a substantially wholly owned, indirect subsidiary of Metropolitan, pursuant to which the Sub-Investment Manager has assumed the overall responsibility for managing the investments of the Fund. During the six months ended April 30, 1997, the Fund paid the Investment Manager $349,709 in management fees. The Fund has no responsibility for the payment of fees to the Sub-Investment Manager.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Fund's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1997, the amount of such expenses was $78,809.

The fees of the Directors not currently affiliated with the Investment Manager amounted to $7,743 during the six months ended April 30, 1997.


Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1997, the amount of such expenses assumed by the Distributor and its affiliates was $216,427.


Note 4

For the six months ended April 30, 1997, purchases and sales of securities, exclusive of short-term obligations, aggregated $67,266,713 and $81,060,532, respectively.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Note 5

Portfolios has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 1997, fees pursuant to such plan amounted to $23,853, $131,871 and $21,399 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $2,943 and $17,117, respectively, on sales of Class A shares of the Fund during the six months ended April 30, 1997, and that MetLife Securities, Inc. earned commissions aggregating $30,449 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges of $77,069 and $742 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 6

The authorized capital stock of the Fund currently consists of 100,000,000 shares, $.01 par value per share. The Fund reserves the right to issue additional classes of shares.

Share transactions were as follows:

                                           Six months ended                        Year ended
                                            April 30, 1997                      October 31, 1996
                                   ---------------------------------   ----------------------------------
Class A                               Shares            Amount            Shares            Amount
--------------------------------   ---------------   ---------------   ---------------   ----------------
Shares sold   ..................       182,957        $  1,728,260        1,219,188       $ 11,886,027
Shares repurchased  ............      (544,754)         (5,129,501)      (1,339,064)       (12,879,562)
                                     ---------        ------------      -----------       ------------
Net decrease  ..................      (361,797)       $ (3,401,241)        (119,876)      $   (993,535)
                                     =========        ============      ===========       ============

Class B                                Shares            Amount            Shares             Amount
--------------------------------   ---------------   ---------------   ---------------   ----------------
Shares sold   ..................       279,753        $  2,589,692        1,649,800       $ 15,674,421
Shares repurchased  ............      (844,800)         (7,799,376)      (1,439,371)       (13,641,573)
                                     ---------        ------------      -----------       ------------
Net increase (decrease)   ......      (565,047)       $ (5,209,684)         210,429       $  2,032,848
                                     =========        ============      ===========       ============

Class C                                Shares            Amount            Shares             Amount
--------------------------------   ---------------   ---------------   ---------------   ----------------
Shares sold   ..................       436,870        $  4,162,901          945,704       $  9,234,435
Shares repurchased  ............      (892,301)         (8,493,584)      (1,687,889)       (16,384,857)
                                     ---------        ------------      -----------       ------------
Net decrease  ..................      (455,431)       $ (4,330,683)        (742,185)      $ (7,150,422)
                                     =========        ============      ===========       ============

Class D                                Shares            Amount            Shares             Amount
--------------------------------   ---------------   ---------------   ---------------   ----------------
Shares sold   ..................        68,503        $    629,806          377,202       $  3,629,056
Shares repurchased  ............      (276,557)         (2,550,910)        (403,584)        (3,757,456)
                                     ---------        ------------      -----------       ------------
Net decrease  ..................      (208,054)       $ (1,921,104)         (26,382)      $   (128,400)
                                     =========        ============      ===========       ============

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:


                                                                             Class A
                                                            -----------------------------------------
                                                            Six months
                                                               ended                   Year ended October 31
                                                            April 30,     ----------------------------------------
                                                              1997***      1996***       1995***          1994**
                                                            ---------     --------      --------         -------
Net asset value, beginning of period                        $  9.22       $  9.34        $ 10.98          $ 10.54
                                                            -------       -------        -------          -------
Net investment loss*                                          (0.03)        (0.04)         (0.08)           (0.04)
Net realized and unrealized gain (loss)
 on investments and foreign currency                           0.26         (0.08)         (1.04)            0.48
                                                            -------       -------        -------          --------
 Total from investment operations                              0.23         (0.12)         (1.12)            0.44
                                                            -------       -------        -------          --------
Distribution from net realized gains                             --            --          (0.52)              --
                                                            -------       -------        -------          --------
 Total distributions                                             --            --          (0.52)              --
                                                            -------       -------        -------          --------
Net asset value, end of period                              $  9.45       $  9.22        $  9.34          $ 10.98
                                                            =======       =======        =======          =======
Total return                                                   2.49%++      (1.28)%+      (10.38)%+          4.17%++
Net assets at end of period (000s)                          $18,216       $21,116        $22,497          $22,579
Ratio of operating expenses to average net assets*             1.90%+++      1.90%          1.90%            1.90%+++
Ratio of net investment loss to average net assets*           (0.56)%+++    (0.37)%        (0.82)%          (0.87)%+++
Portfolio turnover rate                                       89.95%       132.36%        100.68%           80.60%
 Average commission rate@                                   $0.0107       $0.0069             --               --

*Reflects voluntary assumption of fees or expenses
 per share in each period (Note 3)                          $  0.03       $  0.05        $  0.06          $  0.03


                                                                                   Class B
                                                             ----------------------------------------------------
                                                             Six months
                                                                ended             Year ended October 31
                                                              April 30,    --------------------------------------
                                                               1997***         1996***     1995***       1994**
                                                             -----------      --------     -------       ------

Net asset value, beginning of period                         $  9.04        $  9.22       $  10.93      $ 10.54
                                                             -------        -------       --------      -------
Net investment loss*                                           (0.06)         (0.11)         (0.15)       (0.06)
Net realized and unrealized gain (loss) on
 investments and foreign currency                               0.25          (0.07)         (1.04)        0.45
                                                             -------        -------       --------      -------
 Total from investment operations                               0.19          (0.18)         (1.19)        0.39
                                                             -------        -------       --------      -------
Distribution from net realized gains                              --             --          (0.52)          --
                                                             -------        -------       --------      -------
 Total distributions                                              --             --          (0.52)          --
                                                             -------        -------       --------      -------
Net asset value, end of period                               $  9.23        $  9.04        $  9.22       $ 0.93
                                                             =======        =======        =======       ======

Total return                                                    2.10%++       (1.95)%+      (11.09)%+      3.70%++
Net assets at end of period (000s)                           $24,363        $28,971        $27,614      $18,904
Ratio of operating expenses to average net assets*              2.65%+++       2.65%          2.65%        2.65%+++
Ratio of net investment loss to average net assets*            (1.32)%+++     (1.13)%        (1.54)%      (1.61)%+++
Portfolio turnover rate                                        89.95%        132.36%        100.68%       80.60%
 Average commission rate@                                    $0.0107        $0.0069             --           --
* Reflects voluntary assumption of fees or expenses
  per share in each period (Note 3)                          $  0.03        $  0.05        $  0.06      $  0.03



--------------------------------------------------------------------------------
 ** March 1, 1994 (commencement of share class designations) to October 31,
    1994.
*** Per-share figures have been calculated using the average shares method.
+++ Annualized.
  + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
 ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
  @ For fiscal years beginning on or after November 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                          Class C
                                                         --------------------------------------------------------------------------
                                                          Six months
                                                            ended                          Year ended October 31
                                                          April 30,   ----------------------------------------------------------
                                                           1997***      1996***      1995***      1994         1993       1992***
                                                           -------      -------      -------     ------       ------    ---------
Net asset value, beginning of period                     $  9.29       $  9.39     $ 11.01      $  9.56     $  6.50     $  7.40
                                                         -------       -------     -------      -------     -------     -------
Net investment income (loss)*                              (0.01)        (0.02)      (0.05)       (0.07)      (0.02)       0.04
Net realized and unrealized gain (loss)
  on investments and foreign currency                       0.26         (0.08)      (1.05)        2.09        3.17       (0.94)
                                                         -------       -------     -------      -------     -------     ---------
 Total from investment operations                           0.25         (0.10)      (1.10)        2.02        3.15       (0.90)
                                                         -------       -------     -------      -------     -------     ---------
Dividends from net investment income                          --            --          --        (0.05)      (0.04)         --
Distributions from net realized gains                         --            --       (0.52)       (0.52)      (0.05)         --
                                                         -------       -------     -------      -------     -------     ---------
 Total distributions                                          --            --       (0.52)       (0.57)      (0.09)         --
                                                         -------       -------     -------      -------     -------     ---------
Net asset value, end of period                           $  9.54       $  9.29     $  9.39      $ 11.01     $  9.56     $  6.50
                                                         =======       =======     =======      =======     =======     ========
Total return                                                2.69%++      (1.06)%+   (10.16)%+     22.73%+     48.95%+    (12.16)%++
Net assets at end of period (000s)                       $22,997       $26,649     $33,883      $54,631     $27,767     $10,418
Ratio of operating expenses to average net assets*          1.65%+++      1.65%       1.65%       1.65%        1.65%       1.65%+++
Ratio of net investment income (loss)
 to average net assets*                                    (0.31)%+++    (0.16)%     (0.51)%     (0.75)%      (0.37)%      0.79%+++
Portfolio turnover rate                                    89.95%       132.36%     100.68%      80.60%      116.12%      77.83%
Average commission rate@                                 $0.0107       $0.0069          --          --           --          --

* Reflects voluntary assumption of fees or expenses
  per share in each period (Note 3)                      $  0.03       $  0.05     $  0.06     $  0.05      $  0.08     $  0.10


                                                                                          Class D
                                                       -----------------------------------------------------------------------
                                                          Six months                    Year ended October 31
                                                           ended             -----------------------------------------
                                                        April 30, 1997***        1996***       1995***            1994**
                                                        -----------------      ----------     ---------          --------
Net asset value, beginning of period                    $  9.03                 $  9.22        $ 10.93            $ 10.54
                                                        -------                 -------        -------            -------
Net investment loss*                                      (0.06)                  (0.11)         (0.15)             (0.07)
Net realized and unrealized gain (loss)
 on investmentsand foreign currency                        0.25                   (0.08)         (1.04)              0.46
                                                        -------                 -------        -------            -------
 Total from investment operations                          0.19                   (0.19)         (1.19)              0.39
                                                        -------                 -------        -------            -------
Distribution from net realized gains                         --                      --          (0.52)                --
                                                        -------                 -------        -------            -------
 Total distributions                                         --                      --          (0.52)                --
                                                        -------                 -------        -------            -------
Net asset value, end of period                          $  9.22                 $  9.03        $  9.22            $ 10.93
                                                        =======                 ======        ========            =======
Total return                                               2.10%++                (2.06)%+      (11.09)%+            3.70%++
Net assets at end of period (000s)                      $ 3,517                 $ 5,324         $5,674             $2,134
Ratio of operating expenses to average net assets*         2.65%+++                2.65%          2.65%              2.65%+++
Ratio of net investment loss to average net assets*       (1.36)%+++              (1.10)%        (1.55)%            (1.62)%+++
Portfolio turnover rate                                   89.95%                 132.36%        100.68%             80.60%
Average commission rate@                                $0.0107                 $0.0069             --                 --

* Reflects voluntary assumption of fees or expenses
  per share in each period (Note 3)                     $  0.03                 $  0.05        $  0.06              $0.03


--------------------------------------------------------------------------------

  ** March 1, 1994 (commencement of share class designations) to October 31,
     1994.
 *** Per-share figures have been calculated using the average shares method. **** January 22, 1992 (commencement of operations) to October 31, 1992.
 +++ Annualized.
   + Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
  ++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
   @ For fiscal years beginning on or after November 1, 1995, the Fund is required to disclose its average commission rate per share paid for security trades.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors of State Street
Research Portfolios, Inc. and the Shareholders of
State Street Research International Equity Fund


We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of State Street Research International Equity Fund (a series of State Street Research Portfolios, Inc.) as of April 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and the year ended October 31, 1996 and the financial highlights for the six months ended April 30, 1997 and for each of the years in the five year period ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of State Street Research International Equity Fund (a series of State Street Research Portfolios, Inc.) at April 30, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Boston, Massachusetts
June 6, 1997

                            PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:

         (1)  Financial Statements in Part A (Prospectus) of this Registration
              Statement:


               Financial Highlights for State Street Research International Equity Fund for the period January 22, 1992 (commencement of operations) through April 30, 1997.


         (2) Financial Statements included in Part B (Statement of Additional Information) of this Registration Statement:


               For State Street Research International Equity Fund for the six-month period ended April 30, 1997 and for fiscal year ended October 31, 1996 (except as provided below):

                       Investment Portfolio
                       Statement of Assets and Liabilities
                       Statement of Operations
                       Statement of Changes in Net Assets (six-month period
                           ended April 30, 1997 and fiscal years ended October 31, 1995 and October 31, 1996)
                       Notes to Financial Statements (including financial
                           highlights)
                       Independent Auditors' Report
                       Management's Discussion of Fund Performance (for fiscal
                           year ended October 31, 1996)


     (b)  Exhibits:


          (1)      Amended and restated Articles of Incorporation of Registrant
                   (1)
          (1)(a)   Articles Supplementary (1)
          (1)(b)   Articles Supplementary (1)
          (2)      Amended By-Laws of Registrant (1)
          (3)      None
          (4) Specimen certificates for shares of common stock of Registrant (1)
          (5)(a) Investment Management Agreements relating to the MetLife International Equity Fund between MetLife - State Street Investment Services, Inc. and MetLife Portfolios, Inc. (1)*
          (5)(b) Sub-Investment Management Agreements relating to the MetLife International Equity Fund among MetLife - State Street Investment Services, Inc., GFM International Investors Limited, and MetLife Portfolios, Inc. (1)*

          (5)(c) Transfer and Assumption of Responsibilities and Rights Relating to the Investment Management Agreements between State Street Research Investment Services, Inc. and State Street Research & Management Company
          (6)(a) Distribution Agreement with MetLife - State Street Investment Services, Inc. (1)
          (6)(b)   Form of Selected Dealer Agreement (1)
          (6)(c)   Form of Bank and Bank Affiliated Broker-Dealer Agreement (1)
          (6)(d)   Form of Supplement No. 1 to Selected Dealer Agreement (2)
          (7)      Not Applicable
          (8)(a)   Custodian Contract with State Street Bank and Trust
                   Company (1)
          (9)      Not applicable
          (10)     Opinion and consent of counsel
          (11)     Consent of Deloitte & Touche LLP
          (12)     None
          (13)     Purchase Agreement and Investment Letter (1)
          (14)(b) State Street Research IRA: Disclosure Statement, Forms Booklet and Transfer of Assets/Direct Rollover Form (1)
          (14)(c) State Street Research 403(b): Brochure, Maximum Salary Reduction Worksheet, Account Application, Salary Reduction Agreement and Transfer of 403(b) Assets Form (2)
          (14)(d) State Street Research SIMPLE IRA: Application, Terms and Conditions and Disclosures Statement
          (15)     Distribution Plan (1)
          (16)     Schedule of Performance Data (1)
          (17)(a)  Powers of Attorney
          (17)(b)  Board Resolution Respecting Powers of Attorney
          (18) Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3 (1)
          (19)     Application Forms
          (27)     Financial Data Schedules

(1) Incorporated by reference to the filing of Post-Effective Amendment No. 6 to this Registration Statement on February 29, 1996.
(2) Incorporated by reference to the filing of Post-Effective Amendment No. 7 to this Registration Statement on February 27, 1997.


* The series of the Registrant have changed their names at various times. MetLife-State Street Investment Services, Inc. has changed its name to State Street Research Investment Services, Inc. Documents in this listing of Exhibits which were effective prior to the most recent name change accordingly refer to a prior name.

Item 25.  Persons Controlled By Or Under Common Control With Registrant.


          Not applicable.


Item 26. Number Of Holders Of Securities


        As of July 31, 1997, the number of record holders of the Registrant's Fund were as follows:

                                                Number of
Title of Class                               Record Holders

Shares of Common Stock, par value $0.01 per share

          Class A                            3,649
          Class B                            3,181
          Class C                            1,838
          Class D                              191


Item 27. Indemnification.

(a)     Maryland Law And By-Laws.

        The Registrant is required by Article V of its By-Laws to indemnify or advance expenses to directors and officers (or former directors and officers) to the extent permitted or required by the Maryland General Corporation Law ("MGCL") and, in the case of officers (or former officers), only to the extent specifically authorized by resolution of the Board of Directors. Section 2-418 of the MGCL permits indemnification of a director against judgments, penalties, fines, settlements and reasonable expenses actually incurred in connection with any proceeding to which he has been made a party by reason of service as a director, unless it is established that (i) the directors's act or omission was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active or deliberate dishonesty; (ii) the director actually received an improper personal benefit; or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. However, indemnification may not be made in any roceeding by or in the right of the corporation in which the director has been adjudged to be liable to the corporation. Section 2-418 of the MGCL also requires a corporation, unless limited by its charter, to indemnify a director who has been successful in the defense of a proceeding against reasonable expenses incurred. In addition, reasonable expenses incurred by a director may be paid or reimbursed by a corporation in advance the final disposition of a proceeding upon the receipt of certain written affirmations and undertakings required by Section 2-418. A Maryland corporation may indemnify and advance expenses to an officer to the same extent it may indemnify a director, and is required to indemnify an officer to the extent required for a director.

        Notwithstanding the foregoing, Article V of the Registrant's By-Laws provides that nothing contained therein shall be construed to protect any director or officer against any liability to the

        Registrant or its security holders to which he would otherwise by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(b) Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

Item 28.  Business and Other Connections of Investment Adviser

 Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------


State Street             Investment Adviser                   Various investment                               Boston, MA
  Research &                                                  advisory clients
  Management
  Company

Arpiarian, Tanya         None
  Vice President

Bangs, Linda L.          None
  Vice President

Bennett, Peter C.        Executive Vice                       GFM International Investors
  Director and           President                            Limited                                          London, England
  Executive Vice         Vice President                       State Street Research Capital Trust              Boston, MA
  President              Vice President                       State Street Research Exchange Trust             Boston, MA
                         Vice President                       State Street Research Financial Trust            Boston, MA
                         Vice President                       State Street Research Growth Trust               Boston, MA
                         Vice President                       State Street Research Master Investment Trust    Boston, MA
                         Vice President                       State Street Research Equity Trust
                         Vice President                       State Street Research Income Trust               Boston, MA
                         Vice President                       State Street Research Portfolios, Inc.           Boston, MA
                         Director                             State Street Research Investment Services, Inc   Boston, MA
                         Director                             Boston Private Bank & Trust Co.                  Boston, MA
                         President and Director               Christian Camps & Conferences, Inc.              Boston, MA
                         Chairman and Trustee                 Gordon College                                   Wenham, MA

Bochman, Kathleen        None
  Vice President

Bray, Michael J.         Employee                             Merrill Lynch & Co.                              Boston, MA
  Vice President

Brown, Susan H.          None
  Vice President

Buffum, Andrea           Project Manager                      BankBoston                                       Boston, MA
  Vice President         (until 12/96)
                         Managing Director                    State Street Global Advisors                     Boston, MA
                         (until 12/95)

Burbank, John F.         None
  Senior Vice President
  (Vice President until
  7/96)

Cabrera, Jesus A.        Vice President                       First Chicago Investment Management Co.          Chicago, IL
  Vice President         (until 5/96)
                         Vice President                       State Street Research Capital Trust              Boston, MA

Canavan, Joseph W.       Vice President                       GFM International Investors Limited              London, England
  Vice President         Assistant Treasurer                  State Street Research Equity Trust               Boston, MA
                         Assistant Treasurer                  State Street Research Financial Trust            Boston, MA
                         Assistant Treasurer                  State Street Research Income Trust               Boston, MA
                         Assistant Treasurer                  State Street Research Money Market Trust         Boston, MA
                         Assistant Treasurer                  State Street Research Tax-Exempt Trust           Boston, MA
                         Assistant Treasurer                  State Street Research Capital Trust              Boston, MA
                         Assistant Treasurer                  State Street Research Exchange Trust             Boston, MA
                         Assistant Treasurer                  State Street Research Growth Trust               Boston, MA
                         Assistant Treasurer                  State Street Research Master Investment Trust    Boston, MA
                         Assistant Treasurer                  State Street Research Securities Trust           Boston, MA
                         Assistant Treasurer                  State Street Research Portfolios, Inc.           Boston, MA




                                      C-5


                                                                                                               Principal business
Name                     Connection                           Organization                                  address of organization
----                     ----------                           ------------                                  -----------------------

Carmen, Michael          Portfolio Manager                    Montgomery Asset Management                      San Francisco, CA
  Vice President         (until 11/96)
                         Vice President                       State Street Research & Management Company       Boston, MA
                         (until 4/96)
                         Vice President                       State Street Research Capital Trust              Boston, MA

Carstens, Linda C.       None
  Vice President

Clifford, Jr., Paul J.   Vice President                       State Street Research Tax-Exempt Trust           Boston, MA
  Vice President

D'Vari, Ronald           None
  Vice President

DeVeuve, Donald          None
  Vice President

DiFazio, Susan M.W.      Senior Vice President                State Street Research Investment Services, Inc.  Boston, MA
  Vice President

Dillman, Thomas J        Director of Research                 Bank of New York                                 New York, NY
  Senior Vice President  (until 6/95)

Drake, Susan W.          Vice President                       State Street Research Tax-Exempt Trust           Boston, MA
  Vice President         (until 2/96)

Duggan, Peter J.         None
  Senior Vice
  President

Evans, Gordon            Senior Vice President                State Street Research Investment Services, Inc.  Boston, MA
  Vice President         (Vice President until 3/96)

Federoff, Alex G.        None
  Vice President

Feliciano, Rosalina      None
  Vice President

Gardner, Michael D.      Partner                               Prism Group                                     Seattle, WA
  Senior Vice President

Geer, Bartlett R.        Vice President                        State Street Research Equity Trust              Boston, MA
  Senior Vice President  Vice President                        State Street Research Income Trust              Boston, MA
                         Vice President                        State Street Research Securities Trust          Boston, MA

Govoni, Electra          None
  Vice President



                                      C-6


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------

Granger, Allison          None
  Vice President

Hamilton, Jr., William A. Treasurer and Director               Ellis Memorial and Eldredge House                Boston, MA
  Senior Vice President   Treasurer and Director               Nautical and Aviation Publishing Company, Inc.   Baltimore, MD
                          Treasurer and Director               North Conway Institute                           Boston, MA

Hanson, Phyllis           None
  Vice President

Haverty, Jr., Lawrence J. None
  Senior Vice President

Heineke, George R.        None
  Vice President

Jackson, Jr.,             Trustee                              Certain trusts of related and
  F. Gardner                                                   non-related individuals
  Senior Vice President   Trustee and Chairman                 Vincent Memorial Hospital                        Boston, MA
                          of the Board

Jamieson, Frederick H.    Vice President and Asst. Treasurer   State Street Research Investment Services, Inc.  Boston, MA
  Senior Vice President   Vice President and Asst. Treasurer   SSRM Holdings, Inc.                              Boston, MA
                          Vice President and Controller        MetLife Securities, Inc.                         New York, NY
                          Senior Vice President                GFM International Investors Limited              London, England

Kallis, John H.           Vice President                       State Street Research Financial Trust            Boston, MA
  Senior Vice President   Vice President                       State Street Research Income Trust               Boston, MA
                          Vice President                       State Street Research Money Market Trust         Boston, MA
                          Vice President                       State Street Research Portfolios, Inc.           Boston, MA
                          Vice President                       State Street Research Tax-Exempt Trust           Boston, MA
                          Vice President                       State Street Research Securities Trust           Boston, MA
                          Trustee                              705 Realty Trust                                 Washington, D.C.
                          Director and President               K&G Enterprises                                  Washington, D.C.

Kasper, M. Katherine      None
  Vice President


                                      C-7


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Kluiber, Rudolph K.       Vice President                       State Street Research Capital Trust             Boston, MA
  Vice President

Kobrick, Frederick R.     Vice President                       State Street Research Equity Trust              Boston, MA
  Senior Vice             Vice President                       State Street Research Capital Trust             Boston, MA
  President               Vice President                       State Street Research Growth Trust              Boston, MA
                          Member                               Harvard Business School Association             Cambridge, MA
                          Member                               National Alumni Council, Boston University      Boston, MA

Koski, Karen              None
  Vice President

Langholm, Knut            None
  Vice President

Leary, Eileen M.          None
  Vice President

McNamara, III, Francis J. Director and Executive              GFM International Investors
  Executive Vice          Vice President                      Limited                                          London, England
  President,              Senior Vice President, Clerk        State Street Research Investment Services, Inc.  Boston, MA
  Secretary and           and General Counsel
  General Counsel         Secretary and General Counsel       State Street Research Master Investment Trust    Boston, MA
  (Senior Vice President, Secretary and General Counsel       State Street Research Capital Trust              Boston, MA
  Secretary and General   Secretary and General Counsel       State Street Research Exchange Trust             Boston, MA
  Counsel until 7/96)     Secretary and General Counsel       State Street Research Growth Trust               Boston, MA
                          Secretary and General Counsel       State Street Research Securities Trust           Boston, MA
                          Secretary and General Counsel       State Street Research Equity Trust               Boston, MA
                          Secretary and General Counsel       State Street Research Financial Trust            Boston, MA
                          Secretary and General Counsel       State Street Research Income Trust               Boston, MA
                          Secretary and General Counsel       State Street Research Money Market Trust         Boston, MA
                          Secretary and General Counsel       State Street Research Portfolios, Inc.           Boston, MA
                          Secretary and General Counsel       State Street Research Tax-Exempt Trust           Boston, MA
                          Secretary and General Counsel       SSRM Holdings, Inc.                              Boston, MA



                                      C-8


                                                                                                               Principal business
Name                     Connection                           Organization                                 address of organization
----                     ----------                           ------------                                 -----------------------
Maus, Gerard P.          Executive Vice President             GFM International Investors
  Director, Executive    and Director                         Limited                                           London, England
  Vice President,        Treasurer                            State Street Research Equity Trust                Boston, MA
  Treasurer, Chief       Treasurer                            State Street Research Financial Trust             Boston, MA
  Financial Officer and  Treasurer                            State Street Research Income Trust                Boston, MA
  Chief Administrative   Treasurer                            State Street Research Money Market Trust          Boston, MA
  Officer                Treasurer                            State Street Research Tax-Exempt Trust            Boston, MA
                         Treasurer                            State Street Research Capital Trust               Boston, MA
                         Treasurer                            State Street Research Exchange Trust              Boston, MA
                         Treasurer                            State Street Research Growth Trust                Boston, MA
                         Treasurer                            State Street Research Master Investment Trust     Boston, MA
                         Treasurer                            State Street Research Portfolios, Inc.            Boston, MA
                         Treasurer                            State Street Research Securities Trust            Boston, MA
                         Director, Executive Vice President,  State Street Research Investment Services, Inc.   Boston, MA
                         Treasurer and Chief
                         Financial Officer
                         Director                             Metric Holdings, Inc.                             San Francisco, CA
                         Director                             Certain wholly-owned subsidiaries
                                                              of Metric Holdings, Inc.
                         Treasurer and Chief Financial        SSRM Holdings, Inc.                               Boston, MA
                         Officer
                         Treasurer (until 1/97)               MetLife Securities, Inc.                          New York, NY

Milder, Judith J.        None
  Senior Vice President

Miller, Joan D.          Senior Vice President                State Street Research Investment Services, Inc.   Boston, MA
  Senior Vice President
  (Vice President
  until 7/96)

Moore, Jr., Thomas P.    Vice President                       State Street Research Capital Trust               Boston, MA
  Senior Vice            (until 11/96)
  President              Vice President                       State Street Research Exchange Trust              Boston, MA
                         (until 2/97)
                         Vice President                       State Street Research Growth Trust                Boston, MA
                         (until 2/97)
                         Vice President                       State Street Research Master Investment Trust     Boston, MA
                         (until 2/97)
                         Vice President                       State Street Research Equity Trust                Boston, MA
                         Vice President                       State Street Research Energy, Inc.                Boston, MA
                         Director                             Hibernia Savings Bank                             Quincy, MA
                         Governor on the                      Association for Investment Management
                         Board of Governors                   and Research                                      Charlottesville, VA

Mulligan, JoAnne C.      Vice President                       State Street Research Money Market Trust          Boston, MA
  Senior Vice President
  (Vice President
  until 7/96)

Orr, Stephen C.          Member                               Technology Analysts of Boston                     Boston, MA
  Vice President         Member                               Electro-Science Analysts (of NYC)                 New York, NY




                                      C-9


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Paddon, Steven W.         Employee                             Metropolitan Life Insurance Company              New York, NY
  Vice President          (until 10/96)

Pannell, James C.         None
  Vice President

Peters, Kim M.            Vice President                       State Street Research Securities Trust           Boston, MA
  Senior Vice President

Ragsdale, E.K. Easton     Senior Vice President                GFM International Investors, Limited             London, England
  Senior Vice President
  (Vice President
  until 7/96)

Rawlins, Jeffrey A.       None
  Senior Vice President
  (Vice President
  until 7/96)

Rice III, Daniel Joseph   Vice President                       State Street Research Equity Trust               Boston, MA
  Senior Vice President

Richards, Scott           None
  Vice President

Romich, Douglas A.        Vice President                       GFM International Investors Limited              London, England
  Vice President          Assistant Treasurer                  State Street Research Equity Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Financial Trust            Boston, MA
                          Assistant Treasurer                  State Street Research Income Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Money Market Trust         Boston, MA
                          Assistant Treasurer                  State Street Research Tax-Exempt Trust           Boston, MA
                          Assistant Treasurer                  State Street Research Capital Trust              Boston, MA
                          Assistant Treasurer                  State Street Research Exchange Trust
                          Assistant Treasurer                  State Street Research Growth Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Master Investment Trust    Boston, MA
                          Assistant Treasurer                  State Street Research Securities Trust           Boston, MA
                          Assistant Treasurer                  State Street Research Portfolios, Inc.           Boston, MA

Saperstone, Paul          None
  Vice President




                                      C-10


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Schrage, Michael          None
  Vice President

Schultz, David C.         Director and Treasurer               Mafraq Hospital Association                      Mafraq, Jordan
  Executive Vice          Member                               Association of Investment
   President                                                   Management Sales Executives                      Atlanta, GA
                          Member, Investment Committee         Lexington Christian Academy                      Lexington, MA

Shaver, Jr. C. Troy       President and Chief Executive        State Street Research Investment Services, Inc.  Boston, MA
  Executive Vice          Officer
  President               President and Chief Executive        John Hancock Funds, Inc.                         Boston, MA
                          Officer (until 1/96)

Shean, William G.         None
  Vice President

Shively, Thomas A.        Vice President                       State Street Research Financial Trust            Boston, MA
  Director and            Vice President                       State Street Research Money Market Trust         Boston, MA
  Executive Vice          Vice President                       State Street Research Tax-Exempt Trust
  President               Director                             State Street Research Investment Services, Inc   Boston, MA
                          Vice President                       State Street Research Securities Trust           Boston, MA

Shoemaker, Richard D.     Senior Vice President                GFM International Investors Limited              London, England
  Senior Vice President

Strelow, Dan R.           None
  Senior Vice President



                                      C-11


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Swanson, Amy McDermott    None
  Senior Vice President

Trebino, Anne M.          Vice President                       SSRM Holdings, Inc.     Boston, MA
  Senior Vice President
  (Vice President
  until 6/95)

Verni, Ralph F.           Chairman, President,                 GFM International Investors
  Chairman, President,    CEO and Director                     Limited                                          London, England
  Chief Executive         Chairman, President, Chief           State Street Research Capital Trust              Boston, MA
  Officer and             Executive Officer and Trustee
  Director                Chairman, President, Chief           State Street Research Exchange Trust             Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Growth Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Master Investment Trust    Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Securities Trust           Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Equity Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Financial Trust            Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Income Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Money Market Trust         Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Portfolios, Inc.           Boston, MA
                          Executive Officer and Director
                          Chairman, President, Chief           State Street Research Tax-Exempt Trust           Boston, MA
                          Executive Officer and Trustee
                          Chairman and Director                State Street Research Investment Services, Inc.  Boston, MA
                          (President and Chief Executive
                          Officer until 2/96)
                          Chairman and Director                Metric Holdings, Inc.                            San Francisco, CA
                          Director and Officer                 Certain wholly-owned subsidiaries
                                                               of Metric Holdings, Inc.
                          Chairman of the Board and Director   MetLife Securities, Inc.                         New York, NY
                          (until 1/97)
                          President, Chief Executive           SSRM Holdings, Inc.                              Boston, MA
                          Officer and Director
                          Director                             CML Group, Inc.                                  Boston, MA
                          Director                             Colgate University                               Hamilton, NY



                                      C-12


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Wade, Dudley              Vice President                       State Street Research Growth Trust               Boston, MA
  Freeman                 Vice President                       State Street Research Master Investment Trust    Boston, MA
 Senior Vice
 President

Wallace, Julie K.         None
 Vice President

Ward, Geoffrey            None
 Senior Vice President

Weiss, James M.           Vice President                       State Street Research Equity Trust               Boston, MA
 Senior Vice President    Vice President                       State Street Research Exchange Trust             Boston, MA
                          Vice President                       State Street Research Growth Trust               Boston, MA
                          Vice President                       State Street Research Master Investment Trust    Boston, MA
                          Vice President                       State Street Research Capital Trust              Boston, MA
                          Vice President                       State Street Research Portfolios, Inc.           Boston, MA
                          President and Chief Investment       IDS Equity Advisors                              Minneapolis, MN
                          Officer (until 12/95)

Westvold,                 Vice President                       State Street Research Securities Trust           Boston, MA
  Elizabeth McCombs
 Senior Vice President
 (Vice President
 until 7/96)

Wilson, John T.           Vice President                       State Street Research Equity Trust               Boston, MA
 Vice President           Vice President                       State Street Research Master Investment Trust    Boston, MA
                          Vice President                       Phoenix Investment Counsel, Inc.                 Hartford, CT
                          (until 6/96)

Wing, Darman A.           Senior Vice President and            State Street Research Investment Services, Inc.  Boston, MA
 Vice President,          Asst. Clerk (Vice President
 Assistant Secretary      until 6/95)
  and Assistant           Vice President and                   GFM International Investors, Limited             London, England
  General Counsel         Assistant General Counsel
                          Assistant Secretary                  State Street Research Capital Trust              Boston, MA
                          Assistant Secretary                  State Street Research Exchange Trust             Boston, MA
                          Assistant Secretary                  State Street Research Growth Trust               Boston, MA
                          Assistant Secretary                  State Street Research Master Investment Trust    Boston, MA
                          Assistant Secretary                  State Street Research Securities Trust           Boston, MA
                          Assistant Secretary                  State Street Research Equity Trust               Boston, MA
                          Assistant Secretary                  State Street Research Financial Trust            Boston, MA
                          Assistant Secretary                  State Street Research Income Trust               Boston, MA
                          Assistant Secretary                  State Street Research Money Market Trust         Boston, MA
                          Assistant Secretary                  State Street Research Portfolios, Inc.           Boston, MA
                          Assistant Secretary                  State Street Research Tax-Exempt Trust           Boston, MA
                          Assistant Secretary                  SSRM Holdings, Inc.                              Boston, MA

Woodbury, Robert S.       Employee                             Metropolitan Life Insurance Company              New York, NY
 Vice President

Woodworth, Jr., Kennard   Vice President                       State Street Research Exchange Trust             Boston, MA
 Senior Vice              Vice President                       State Street Research Growth Trust               Boston, MA
 President                (until 2/96)



                                      C-13

                                                                                                                Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Wu, Norman N.             Partner                              Atlantic-Acton Realty                            Framingham, MA
 Senior Vice President    Director                             Bond Analysts Society of Boston                  Boston, MA

GFM International         Sub-Investment Advisor               Various investment advisory accounts             London, England
Investors Limited

Barrett, Robert G.        None                                                                                  London, England
  Senior Vice President

Bennett, Peter C.         Director and Executive               State Street Research & Management Company       Boston, MA
  Executive Vice          Vice President
  President               Vice President                       State Street Research Capital Trust              Boston, MA
                          Vice President                       State Street Research Exchange Trust             Boston, MA
                          Vice President                       State Street Research Financial Trust            Boston, MA
                          Vice President                       State Street Research Growth Trust               Boston, MA
                          Vice President                       State Street Research Master Investment Trust    Boston, MA
                          Vice President                       State Street Research Equity Trust
                          Vice President                       State Street Research Income Trust               Boston, MA
                          Vice President                       State Street Research Portfolios, Inc.           Boston, MA
                          Director                             State Street Research Investment Services, Inc   Boston, MA
                          Director                             Boston Private Bank & Trust Co.                  Boston, MA
                          President and Director               Christian Camps & Conferences, Inc.              Boston, MA
                          Chairman and Trustee                 Gordon College                                   Wenham, MA

Brunnock, Steven J.       Vice President                       State Street Research Portfolios, Inc.           Boston, MA
  Vice President

Canavan, Joseph W.        Vice President                       State Street Research & Management Company       Boston, MA
  Vice President          Assistant Treasurer                  State Street Research Equity Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Financial Trust            Boston, MA
                          Assistant Treasurer                  State Street Research Income Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Money Market Trust         Boston, MA
                          Assistant Treasurer                  State Street Research Tax-Exempt Trust           Boston, MA
                          Assistant Treasurer                  State Street Research Capital Trust              Boston, MA
                          Assistant Treasurer                  State Street Research Exchange Trust             Boston, MA
                          Assistant Treasurer                  State Street Research Growth Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Master Investment Trust    Boston, MA
                          Assistant Treasurer                  State Street Research Securities Trust           Boston, MA
                          Assistant Treasurer                  State Street Research Portfolios, Inc.           Boston, MA

Donegan, Justin T.        Vice President                       State Street Research Portfolios, Inc.           Boston, MA
  Vice President




                                      C-14


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Grace, Gerry              None                                                                                  London, England
  Vice President

Jamieson, Frederick H.    Senior Vice President                State Street Research & Management Company       Boston, MA
  Senior Vice President   Vice President and                   State Street Research Investment Services, Inc.  Boston, MA
                          Asst. Treasurer
                          Vice President and                   SSRM Holdings, Inc.                              Boston, MA
                          Asst. Treasurer
                          Vice President and                   MetLife Securities, Inc.                         New York, NY
                          Controller

Maus, Gerard P.           Director, Executive Vice             State Street Research & Management Company       Boston, MA
  Director,               President, Treasurer, Chief
  Executive Vice          Financial Officer and
  President, Chief        Chief Administrative Officer
  Financial Officer and   Treasurer                            State Street Research Equity Trust               Boston, MA
  Administrative          Treasurer                            State Street Research Financial Trust            Boston, MA
  Officer                 Treasurer                            State Street Research Income Trust               Boston, MA
                          Treasurer                            State Street Research Money Market Trust         Boston, MA
                          Treasurer                            State Street Research Tax-Exempt Trust           Boston, MA
                          Treasurer                            State Street Research Capital Trust              Boston, MA
                          Treasurer                            State Street Research Exchange Trust             Boston, MA
                          Treasurer                            State Street Research Growth Trust               Boston, MA
                          Treasurer                            State Street Research Master Investment Trust    Boston, MA
                          Treasurer                            State Street Research Securities Trust           Boston, MA
                          Treasurer                            State Street Research Portfolios, Inc.           Boston, MA
                          Director, Executive                  State Street Research Investment Services, Inc.  Boston, MA
                          Vice President,
                          Treasurer and Chief
                          Financial Officer
                          Director                             Metric Holdings, Inc.                            San Francisco, CA
                          Director                             Certain wholly-owned subsidiaries
                                                               of Metric Holdings, Inc.
                          Treasurer and Chief                  SSRM Holdings, Inc.                              Boston, MA
                          Financial Officer
                          Treasurer (until 1/97)               MetLife Securities, Inc.                         New York, NY

McNamara, III, Francis J. Executive Vice President,            State Street Research & Management Company       Boston, MA
  Director, Executive     Secretary and General Counsel
  Vice President          Senior Vice President, Clerk         State Street Research Investment Services, Inc.  Boston, MA
  and General Counsel     and General Counsel
                          Secretary and General Counsel        State Street Research Master Investment Trust    Boston, MA
                          Secretary and General Counsel        State Street Research Capital Trust              Boston, MA
                          Secretary and General Counsel        State Street Research Exchange Trust             Boston, MA
                          Secretary and General Counsel        State Street Research Growth Trust               Boston, MA
                          Secretary and General Counsel        State Street Research Securities Trust           Boston, MA
                          Secretary and General Counsel        State Street Research Equity Trust               Boston, MA
                          Secretary and General Counsel        State Street Research Financial Trust            Boston, MA
                          Secretary and General Counsel        State Street Research Income Trust               Boston, MA
                          Secretary and General Counsel        State Street Research Money Market Trust         Boston, MA
                          Secretary and General Counsel        State Street Research Tax-Exempt Trust           Boston, MA
                          Secretary and General Counsel        State Street Research Portfolios, Inc.           Boston, MA
                          Secretary and General Counsel        SSRM Holdings, Inc.                              Boston, MA



                                      C-15



                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Price, Rosamunde M.       Vice President                       State Street Research Portfolios, Inc.           Boston, MA
  Vice President

Ragsdale, E.K. Easton     Senior Vice President                State Street Research & Management Company       Boston, MA
  Senior Vice President

Romich, Douglas A.        Vice President                       State Street Research & Management Company       Boston, MA
  Vice President          Assistant Treasurer                  State Street Research Equity Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Financial Trust            Boston, MA
                          Assistant Treasurer                  State Street Research Income Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Money Market Trust         Boston, MA
                          Assistant Treasurer                  State Street Research Tax-Exempt Trust           Boston, MA
                          Assistant Treasurer                  State Street Research Capital Trust              Boston, MA
                          Assistant Treasurer                  State Street Research Exchange Trust
                          Assistant Treasurer                  State Street Research Growth Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Master Investment Trust    Boston, MA
                          Assistant Treasurer                  State Street Research Securities Trust           Boston, MA
                          Assistant Treasurer                  State Street Research Portfolios, Inc.           Boston, MA

Sanjana, Nicholas         Vice President                       State Street Research Portfolios, Inc.           Boston, MA
  Senior Vice President

Shoemaker, Richard D.     Senior Vice President                State Street Research & Management Company       Boston, MA
  Senior Vice President

Verni, Ralph F.           Chairman, President, Chief           State Street Research & Management Company       Boston, MA
  Chairman, President     Executive Officer and
  and Chief Executive     Director
  Officer                 Chairman, President, Chief           State Street Research Capital Trust              Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Exchange Trust             Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Growth Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Master Investment Trust    Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Securities Trust           Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Equity Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Financial Trust            Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Income Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Money Market Trust         Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Tax-Exempt Trust           Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Portfolios, Inc.           Boston, MA
                          Executive Officer and Director
                          Chairman and Director                State Street Research Investment Services, Inc.  Boston, MA
                          (President and Chief Executive
                          Officer until 2/96)
                          Chairman and Director                Metric Holdings, Inc.                            San Francisco, CA
                          Director and Officer                 Certain wholly-owned subsidiaries
                                                               of Metric Holdings, Inc.
                          Chairman of the Board and            MetLife Securities, Inc.                         New York, NY
                          Director (until 1/97)
                          President, Chief Executive           SSRM Holdings, Inc.                              Boston, MA
                          Officer and Director
                          Director                             CML Group, Inc.                                  Boston, MA
                          Director                             Colgate University                               Hamilton, NY



                                      C-16


                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Vose, Ian R.              Vice President                       State Street Research Portfolios, Inc.           Boston, MA
  Senior Vice President
  and Chief Investment
  Officer

Wing, Darman A.           Vice President, Assistant            State Street Research & Management Company       Boston, MA
 Vice President           Secretary and Assistant
                          General Counsel
                          Senior Vice President and            State Street Research Investment Services, Inc.  Boston, MA
                          Asst. Clerk
                          Assistant Secretary                  State Street Research Capital Trust              Boston, MA
                          Assistant Secretary                  State Street Research Exchange Trust             Boston, MA
                          Assistant Secretary                  State Street Research Growth Trust               Boston, MA
                          Assistant Secretary                  State Street Research Master Investment Trust    Boston, MA
                          Assistant Secretary                  State Street Research Securities Trust           Boston, MA
                          Assistant Secretary                  State Street Research Equity Trust               Boston, MA
                          Assistant Secretary                  State Street Research Financial Trust            Boston, MA
                          Assistant Secretary                  State Street Research Income Trust               Boston, MA
                          Assistant Secretary                  State Street Research Money Market Trust         Boston, MA
                          Assistant Secretary                  State Street Research Portfolios, Inc.           Boston, MA
                          Assistant Secretary                  State Street Research Tax-Exempt Trust           Boston, MA
                          Assistant Secretary                  SSRM Holdings, Inc.                              Boston, MA

Item 29. Principal Underwriters

    (a) State Street Research Investment Services, Inc., Registrant's principal underwriter, also acts as principal underwriter for State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Equity Trust, State Street Research Securities Trust and State Street Research Growth Trust.

    (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

    (1)                              (2)                           (3)
Name And Principal                Positions and                  Positions and
Business Address                  Offices with                   Offices with
                                  Underwriter                    Registrant


Ralph F. Verni                Chairman of the Board         Chairman of the Board,
One Financial Center          and Director                  President, Chief Executive
Boston, MA 02111                                            Officer and Director

Peter C. Bennett              Director                      Vice President
One Financial Center
Boston, MA 02111

Gerard P. Maus                Executive Vice President,     Treasurer
One Financial Center          Treasurer, Chief Financial
Boston, MA 02111              Officer and Director


Thomas A. Shively             Director                      None
One Financial Center
Boston, MA 02111

C. Troy Shaver, Jr.           President and Chief           None
One Financial Center          Executive Officer
Boston, MA 02111

George B. Trotta              Executive Vice President      None
One Madison Avenue
New York, NY 10010

Dennis C. Barghaan            Senior Vice President         None
One Financial Center
Boston, MA 02111


                                      C-18

Peter Borghi                  Senior Vice President         None
One Financial Center
Boston, MA 02111

Paul V. Daly                  Senior Vice President         None
One Financial Center
Boston, MA 02111

Susan M.W. DiFazio            Senior Vice President         None
One Financial Center
Boston, MA 02111

Gordon Evans                  Senior Vice President         None
One Financial Center
Boston, MA 02111

Robert Haeusler               Senior Vice President         None
One Financial Center
Boston, MA 02111


Francis J. McNamara, III      Senior Vice President,        Secretary
One Financial Center          General Counsel and
Boston, MA 02111              Clerk


Gregory R. McMahan            Senior Vice President         None
One Financial Center
Boston, MA 02111

Joan D. Miller                Senior Vice President         None
One Financial Center
Boston, MA 02111




Darman A. Wing                Senior Vice President,        Assistant Secretary
One Financial Center          Assistant General Counsel
Boston, MA 02111              and Assistant Clerk

Linda Grasso                  Vice President                None
One Financial Center
Boston, MA 02111

Robert M. Gunville            Vice President                None
One Financial Center
Boston, MA 02111


                                      C-19

Frederick H. Jamieson         Vice President and            None
One Financial Center          Assistant Treasurer
Boston, MA 02111


Susan V. Martin               Vice President                None
One Financial Center
Boston, MA  02111


Amy L. Simmons                Vice President                Assistant Secretary
One Financial Center
Boston, MA 02111


Kevin Wilkins                 Vice President                None
One Financial Center
Boston, MA  02111


    (c) Not Applicable.

Item 30. Location Of Accounts And Records




        Gerard P. Maus
        State Street Research & Management Company
        One Financial Center
        Boston, MA 02111

Item 31. Management Services

    Inapplicable

Item 32. Undertakings

    (a)   Inapplicable

    (b)   Inapplicable

    (c)   Inapplicable

    (d) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director if requested to do so by the holders of at least 10% of Portfolios' outstanding shares.

    (e) The Registrant hereby undertakes to furnish a copy of the Registrant's latest annual report to shareholders without charge upon the request of each person to whom a prospectus is delivered.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Boston and Commonwealth of Massachusetts, on the 21st day of August, 1997.

                                      State Street Research Portfolios, Inc.


                                      By:            *
                                           -------------------------------------
                                           Ralph F. Verni
                                           Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on the above date by the following persons in the capacities indicated.

        Signature                            Title

                                             Director, Chairman of the Board and
        *                                    Chief Executive Officer
---------------------------------------      (Principal Executive Officer)
        Ralph F. Verni

        *                                    Treasurer (Principal Financial
---------------------------------------      and Accounting Officer)
        Gerard P. Maus

        *                                    Director
---------------------------------------
        Steve A. Garban

        *                                    Director
---------------------------------------
        Malcolm T. Hopkins

        *                                    Director
---------------------------------------
        Edward M. Lamont

        *                                    Director
---------------------------------------
        Robert A. Lawrence

        *                                    Director
---------------------------------------
        Dean O. Morton

        *                                    Director
---------------------------------------
        Toby Rosenblatt

        *                                    Director
---------------------------------------
        Michael S. Scott Morton


*By:    /s/ Francis J. McNamara, III
        ----------------------------
        Francis J. McNamara, III
        Attorney-in-Fact under Powers
        of Attorney dated August 21, 1997
        filed herewith.

                       1933 Act Registration No. 33-42129
                           1940 Act File No. 811-6357

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     [ ]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 8                      [X]

                                     and/or

                             REGISTRATION STATEMENT
                          UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                               [ ]

                                Amendment No. 10                             [X]



                     STATE STREET RESEARCH PORTFOLIOS, INC.
         (Exact Name of Registrant as Specified in Declaration of Trust)


                                    EXHIBITS

                                Index to Exhibits

    (5)(c) Transfer and Assumption of Responsibilities and Rights Relating to the Investment Management Agreements between State Street Research Investment Services, Inc. and State Street Research & Management Company

    (11)       Consent of Deloitte & Touch LLP

    (14)(d) State Street Research SIMPLE IRA: Application, Terms & Conditions and Disclosure Statement

    (17)(a)    Powers of Attorney

    (17)(b)    Board Resolution Respecting Powers of Attorney

    (19)       Application Forms

    (27)       Financial Data Schedules